[photo montage--NY state]


                                                 Semiannual Report June 30, 2000

Rochester Fund Municipals

                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS
-------------------------------------------------------------------------------

    CONTENTS

 3  President's Letter

 5  An Interview with
    your Fund's Managers

14  Financial Statements

55  Officers & Trustees


o As of June 30, 2000, Rochester Fund Municipals' Class A shares provided a 30-day SEC yield of 5.86%, and a distribution yield, at Net Asset Value, of 6.14%.(1) At this level, the Fund exceeded the median distribution yield in Lipper's New York State Municipal Funds category for the same period by 130 basis points.(2)

o The Fund's Net Asset Value staged two rallies during the first half of 2000. Overall, Class A Net Asset Value increased by 1.5%, from $16.78 at January 1 to $17.03 as of June 30, 2000.

o The combination of both yield strength and rise in the Fund's share price has enabled the Fund's Class A shares to provide a cumulative total return of 4.78% (without sales charges) for this six month reporting period ended 6/30/00. Shareholders are directed to the Fund's performance data contained elsewhere in this report.

o Despite the Fund's gains, the municipal bond market continued to exhibit volatility during this period. However, by executing time-tested strategies, portfolio management sought to make improvements in the yield and quality characteristics of the portfolio, adding bonds that are expected to make the Fund less sensitive to interest rate fluctuations.


Dividend Distributions 7/1/99 - 6/30/00(3)                 Dividend per Share (in cents)

Month      Class A   Class B   Class C   Class Y         Month       Class A    Class B    Class C   Class Y
------------------------------------------------         ---------------------------------------------------
July         8.7       7.2       7.2       --            January       8.7        7.6        7.7       --
------------------------------------------------         ---------------------------------------------------
August       8.7       7.5       7.5       --            February      8.7        7.6        7.6       --
------------------------------------------------         ---------------------------------------------------
September    8.7       7.5       7.6       --            March         8.7        7.3        7.3       --
------------------------------------------------         ---------------------------------------------------
October      8.7       7.3       7.3       --            April         8.7        7.6        7.6       --
------------------------------------------------         ---------------------------------------------------
November     8.7       7.6       7.6       --            May           8.7        7.6        7.6      7.4
------------------------------------------------         ---------------------------------------------------
December     8.7       7.3       7.3       --            June          8.7        7.3        7.3      9.0
------------------------------------------------         ---------------------------------------------------

1. Distribution yield at NAV is annualized (based on last distribution) and divided by Net Asset Value on distribution date. Standardized yield (based on net investment income for the 30-day period ended 6/30/00) is annualized and divided by period-end offering price. Distribution yield at NAV does not include sales charges. Falling share prices may artificially increase yields.
2. According to Lipper Analytical Services, Inc. Lipper calculations do not include sales charges, which, if included, would affect results.
3. This assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period. The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend rate at any time without prior notice to shareholders. Additionally, the amount of those dividends and the dividends paid on Class B and Class C shares may vary over time, depending upon market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. The Fund cannot guarantee that it will pay any dividends or distributions. The Fund's policy of seeking to maintain a steady dividend for its Class A shares did not materially affect portfolio strategies during this reporting period.

2  |  ROCHESTER FUND MUNICIPALS

PRESIDENT'S LETTER
-------------------------------------------------------------------------------

[photo]
Bridget A. Macaskill
President,
Rochester Fund
Municipals

Dear Shareholder,

The 1990s, although not free of volatility, were distinguished by an overall bull market. In contrast, the year 2000 has been characterized so far as a relatively difficult investment environment with high levels of volatility.
   As we entered the year, a vital concern weighing on investors' minds was growing evidence of a trend toward higher inflation. While productivity improvements and various economic forces helped keep inflation low over the last decade, the year 2000 has seen upward pressure on wages and some prices. That's primarily because the U.S. economy has been growing at a vigorous pace, creating a labor shortage for businesses and high spending levels among consumers. In response, since the summer of 1999, the Federal Reserve Board raised short-term interest rates six times through June 30, 2000, in an attempt to forestall inflationary pressures.
   During that period, higher interest rates adversely affected many stocks and bonds. In a dramatic decline, previously high-flying technology stocks generally fell to more reasonable valuations. At the same time, long-neglected value stocks began to attract investor interest. The result: narrowing of the valuation gap between growth stocks and value stocks. Finally, in the bond market, higher interest rates caused prices of most fixed income securities to fall.
   At OppenheimerFunds, we were not surprised by these developments, many of which we anticipated in our recent letters to investors. What did concern us was that, prior to the April 2000 correction, we began to see disturbing signs that short-term trading was taking place not just in technology stocks, but also in mutual funds. Prudent investors will understand our concern: most stock and bond funds are carefully designed as long-term investments to help individuals and families progress toward significant financial goals. In general, short-term trading is risky and may compromise a well planned financial strategy. It may also result in unforeseen adverse consequences, such as unnecessarily high tax bills.

3  |  ROCHESTER FUND MUNICIPALS

PRESIDENT'S LETTER
-------------------------------------------------------------------------------

   We continue to believe that maintaining a long-term perspective and practicing diversification are the fundamental drivers of consistent performance over time. These strategies have helped individual investors, as well as professional investors, weather declining markets and participate in rising ones. On the following pages, your portfolio manager discusses the long-term strategies and particular investment decisions that affected your fund during the reporting period.
   You can remain confident that our portfolio managers will continue to monitor areas of opportunity in the arenas in which your fund invests, as the effects of today's changing investment environment take hold. Knowing what's going on in the world's economies, markets and companies--and making investment decisions designed to try to take advantage of them over the long term--is central to what makes OppenheimerFunds The Right Way to Invest.

Sincerely,

/s/  Bridget A. Macaskill
Bridget A. Macaskill
July 24, 2000



These general market views represent opinions of OppenheimerFunds, Inc.
and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow. Stocks and bonds have different types of investment risks; stocks are subject to market volatility and bonds are subject to credit and interest rate risks.


4  |  ROCHESTER FUND MUNICIPALS

AN INTERVIEW WITH YOUR FUND'S MANAGERS
-------------------------------------------------------------------------------

[callout]
As of June 30, 2000,
the Fund's Class A
distribution
yield of 6.14%, at
Net Asset Value,
is 130 basis points
more than the
median yield of
all 105 New York
State Municipal
Debt Funds.(3)


How has Rochester Fund Municipals performed during the six-month period ending June 30, 2000?

Rochester Fund Municipals continued its strategic role of providing a consistent monthly dividend yield which is exempt from federal, New York
State and New York City income taxes, and very competitive with alternative investments.(1)

In addition, the Net Asset Value (of Class A shares) began to recover from a challenging 1999 during the six-month period, actually rising from $16.78 on the first day of the year and closing at $17.03 at the end of the period.

Following the declines of 1999, the Fund's NAV has staged two rallies in 2000 so far and, in our opinion, shares of the Fund currently represent a comparatively outstanding value for investors. The taxable equivalent yields of Rochester Fund Municipals remain very attractive, especially when compared to the current level of inflation in the U.S. economy, or against corporate or Treasury bonds.

Compared with the median yield of 4.84% in Lipper's New York State Municipal Debt Funds category as of June 30, 2000, Rochester Fund Municipals has clearly provided shareholders with a strong flow of tax-free income. And, since 84% of a bond's 10-year total return is derived from income, according to the Lehman Brothers Aggregate Bond Index,(2) we feel confident that an income-oriented approach serves investors best over the longer term.

At month-end, our 5.9% 30-day SEC Yield (for Class A shares) is the equivalent of 9.9% in taxable yield for a New York State taxpayer in the 40.4% combined New York State and federal income tax bracket. If you are taxed at higher combined tax rates, or are subject to additional local income taxes, the



1. For those investors subject to the federal Alternative Minimum Tax, a portion of the dividend may increase that tax.
2. Bonds as represented by the Lehman Brothers Aggregate Bond Index, a broad-based index of domestic bonds, for the ten-year period ended 6/30/00.
3. According to Lipper Analytical Services, Inc. Lipper calculations do not include sales charges which, if included, would affect results.


5  |  ROCHESTER FUND MUNICIPALS

AN INTERVIEW WITH YOUR FUND'S MANAGERS  Continued
-------------------------------------------------------------------------------

equivalent yield would make your Fund investment even more attractive. (For New York City residents in the highest tax bracket, the dividend is equivalent to a taxable yield of 10.9%.)

Don't bond prices decrease when the Federal Reserve raises short-term interest rates?

Clearly, one advantage of owning a portfolio of fixed income securities, such as a mutual fund, over a handful of individual issues is the ability to keep the portfolio apace of the current interest rate environment. As issues mature, or are called, we are able to return to the market seeking higher yields. We also `tweak and tune' the portfolio daily by dealing in the secondary market to maintain a competitive yield.

   On the downside, interest rate increases can cause prices to fall. Now, during the first half of 2000, the Federal Reserve Board raised interest rates three times--moves that were highly anticipated by many analysts and journalists. Which leads one to ask: "If rate changes are predictable, why can't the Fund--or any fund, for that matter--take advantage of the market?"

The reality is that the Fed implements changes in the overnight interest rates banks charge each other. Which, in turn, affects short-term interest rates. However, the long bond market typically anticipates Fed action and, in fact, this was the case in late 1999 when long bond prices reflected the likelihood of 75 - 100 basis points (75 - 100% of a full percentage point) of rate increases to control inflation.

So, in essence, long-term bond market participants anticipated Fed Fund rate increases throughout last year! And the confidence and tenacity of Fed action since then has actually served to raise bond prices depressed during 1999.


[photo]
Portfolio Management Team (l to r)

Anthony A. Tanner, CFA
Vice President and Portfolio
Manager, Rochester Division
Joined the Rochester Funds
Investment Team in June,
1991

Ronald H. Fielding, CFA
Senior Vice President,
Portfolio Manager and Chief
Strategist, Rochester Division
Founded the Rochester Funds
Investment Team in May,
1983

Daniel G. Loughran, CFA
Vice President and Associate
Portfolio Manager,
Rochester Division
Joined the Rochester Funds
Investment Team in October,
1994


6  |  ROCHESTER FUND MUNICIPALS

Describe the New York State municipal bond market during this period.

The New York State municipal bond market has mirrored that of the national municipal bond market during this reporting period. The strong U.S. economy has boosted tax revenues for New York State and many of its municipalities. National statistics indicate that, overall, municipalities enjoy a $60 billion budget surplus. New York State and New York City continue to improve their fiscal operations, reinforcing their credit upgrades received last year from the major bond rating agencies.

While indicative of sound fiscal growth, these factors have also combined to reduce new issuance of municipal bonds in New York State to less than last year's level, leaving investors with a limited variety of new bonds to choose from.

How do you manage the portfolio to take advantage of these conditions?

Fortunately, the market continues to offer a good supply of bonds issued in previous years. With regular access to more than 30 dealers in municipal bonds, we made portfolio enhancements by buying bonds in the secondary market that are often overlooked by both competing fund managers and individual investors. We also purchased small, upstate issues, diversified over many different risk categories, to offer shareholders generous tax-free income without exposing the portfolio to undue risk. And we continued to "scavenger hunt" the markets, buying bonds in smaller quantities that offer good value now and the potential, over time, for significant yield advantages as well.

In this way, our unique approach to municipal bond portfolio management has enabled us to turn recent market fluctuation to the Fund's advantage. As we find underappreciated credits--at lower than normal prices--we also discover fine opportunities to regularly purchase bonds in small quantities. And that's the distinct advantage of owning municipal bonds in the mutual fund format that likely cannot be realized through ownership of individual municipal bonds.


7  |  ROCHESTER FUND MUNICIPALS

AN INTERVIEW WITH YOUR FUND'S MANAGERS  Continued
-------------------------------------------------------------------------------

We are continuously grooming the portfolio, making what we believe are improvements in both the yield and quality characteristics of our holdings. One of our primary strategies during this period has been executing "swaps"--exchanging selected bonds for others with different characteristics--to reduce interest rate volatility. Additionally, we've added bonds that we believe represent good value at very attractive prices, and introduced new names into the portfolio.

One particularly beneficial strategy has been the purchase of premium callable bonds. This strategy turns on the fact that, while bond issuers are entitled to redeem a bond at its "call date", the issuer may not choose to do so, for a variety of reasons. For example, New York State ERDA Consolidated Edison bonds, currently in the portfolio, became callable in January, 2000. These bonds pay a 7 1/2% interest rate, a portion of which was used to offset the "premium" we paid to acquire them. Now, after offsetting the premium, the income resulted in an actual yield for the portfolio, at the rate of approximately 5%, up to the call date. When the issuer didn't call them on their call date, they continued to produce income at the attractive rate of 7 1/2%--quite a bit higher than comparable non-callable issues which were paying only 6 1/4% at the time. Also, since the bond is callable at any time, its price stays near its $101 call price, irrespective of changes in market interest rates.(3)

Is it time to consider fixed income investments, like municipal securities, instead of stocks?

We believe that now is an attractive time to own municipal securities. But different individuals have different risk tolerances, different income needs--completely different financial objectives. The question really needs to be addressed by the individual's financial advisor, who is best able to combine objective analysis with the investor's own unique circumstance.


[photo]
Portfolio Management Team
(l to r)

Christopher D. Weiler, CFA
Assistant Vice President-
Credit Analysis,
Rochester Division
Joined the Rochester Funds
Investment Team in January,
1999

Richard A. Stein, CFA
Vice President-Credit Analysis,
Rochester Division
Joined the Rochester Funds
Investment Team in May,
1993

James E. Bragg
Credit Analyst,
Rochester Division
Joined the Rochester Funds
Investment Team in June,
1999


3. See Statement of investments for a complete listing of portfolio holdings.


8  |  ROCHESTER FUND MUNICIPALS

But it does bring to mind a special thought: The Fund's current yields, adjusted for inflation, are very attractive, partially because the rate of inflation in the U.S. economy continues to be low. Equity investors know that companies with a Price/Earnings ratio of 30 or better are not at all uncommon at today's market prices; which means that investors stand to earn 1/30 of each dollar invested--about 3.33%--by owning stocks in those companies. This 3.33% represents "earnings yield," or the relationship of the company's earnings per share to its current stock price. Generally, most of the earnings yield is retained by the company for reinvestment, while a small portion might be paid out to shareholders as dividends, fully taxable to the recipient. For New York State investors, the value of dividends can be reduced by up to 40% as federal, New York State and, if applicable, New York City personal income taxes take their toll.

It makes your yield on Rochester Fund Municipals look pretty good in comparison, doesn't it?

Going forward, what effect will additional Federal Reserve interest rate hikes, if any, have on the Fund?

We continue to manage Rochester Fund Municipals according to the premise that balancing many different types of risk minimizes potentially adverse effects of any single risk. While we cannot be certain what interest rate measures the Federal Reserve Board may take, we believe that short-term interest rates may rise some more. We address interest rate risk by including bonds with specific characteristics that may make them less sensitive to interest rate fluctuations to minimize portfolio volatility.

Since there are signs that recent increases have begun to slow the economy to a pace of sustainable growth, they may well be achieving the desired effect. In orchestrating a "soft landing," the Fed must engineer an economy that's strong enough to provide jobs for willing workers, and to prevent defaults, but not so strong as to create inflation. And while the effects on bonds may be painful in the short-term, keeping inflation in check ultimately benefits all fixed-income investors.

9  |  ROCHESTER FUND MUNICIPALS

AN INTERVIEW WITH YOUR FUND'S MANAGERS  Continued
-------------------------------------------------------------------------------

The longer-term bonds contained in the Fund's portfolio help us to maximize the triple tax-free income paid out to our shareholders. However, a portfolio of longer-term bonds can also result in short-term volatility in Net Asset Value during periodic interest rate fluctuations. Maintaining a long-term investment approach is the key for investors who seek the attractive, triple tax-free income that Rochester Fund Municipals has to offer.

And, as mentioned earlier, maintaining a relationship with your financial advisor can help to keep your long-term investment approach on track through short-term market cycles. Taking advantage of solid, professional advice goes a long way toward building the focused, balanced investment portfolio that serves you best.


* * * *
Rochester Fund Municipals (Class A shares) has received Morningstar's 4-star overall rating at June 30, 2000. The Fund's current 3-year, 5-year and 10-year ratings are three stars, four stars and five stars, respectively. 1688, 1447 and 410 municipal funds were rated for these periods, respectively.(1)


1. Overall star rankings are based on a weighted average of the Fund's 3-, 5- and 10-year rankings. Ten percent of the funds in an investment category receive five stars (highest), 22.5% receive four stars (above average), 35% receive three stars (average), 22.5% receive two stars (below average), and 10% receive one star (lowest). Morningstar, Inc. is a nationally recognized mutual fund rating service. Morningstar proprietary star rankings reflect historical risk-adjusted total return as of June 30, 2000. The rankings are subject to change every month. Rankings are based on past performance, which is no guarantee of future results. Morningstar rankings are calculated from the fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day T-bill returns.


10  |  ROCHESTER FUND MUNICIPALS

PERFORMANCE UPDATE
-------------------------------------------------------------------------------

Rochester Fund Municipals has performed well over the past six months, with Class A shares providing a cumulative return of 4.78% without sales charges.(1) The Fund's positive results can be largely attributed to management's focus on high returns, coupled with a portfolio of over 1000 issues that helps to reduce the Fund's exposure to interest rate risk.


Rochester Fund Municipals, Class A Shares
The value of $10,000 invested since June 30, 1990 without sales charges, and the Lipper New York Municipal Debt Fund Index.


[mountain chart]

Date             Rochester Fund Municipals        Lipper New York Municipal Debt Fund Index
06/30/1990       $10,000                          $ 10,000
09/30/1990        10,080                             9,944
12/31/1990        10,324                            10,291
03/31/1991        10,594                            10,537
06/30/1991        10,919                            10,782
09/30/1991        11,357                            11,325
12/31/1991        11,645                            11,688
03/31/1992        11,798                            11,709
06/30/1992        12,316                            12,269
09/30/1992        12,650                            12,573
12/31/1992        12,949                            12,832
03/31/1993        13,583                            13,370
06/30/1993        14,175                            13,832
09/30/1993        14,702                            14,291
12/31/1993        14,840                            14,456
03/31/1994        13,998                            13,619
06/30/1994        13,977                            13,666
09/30/1994        13,987                            13,691
12/31/1994        13,601                            13,385
03/31/1995        14,652                            14,338
06/30/1995        15,160                            14,643
09/30/1995        15,483                            14,979
12/31/1995        16,131                            15,691
03/31/1996        15,897                            15,353
06/30/1996        16,048                            15,450
09/30/1996        16,499                            15,814
12/31/1996        16,995                            16,177
03/31/1997        17,023                            16,110
06/30/1997        17,627                            16,661
09/30/1997        18,208                            17,170
12/31/1997        18,729                            17,661
03/31/1998        19,019                            17,835
06/30/1998        19,330                            18,093
09/30/1998        19,911                            18,657
12/31/1998        19,949                            18,683
03/31/1999        20,122                            18,783
06/30/1999        19,774                            18,357
09/30/1999        19,329                            18,066
12/31/1999        18,852                            17,757
03/31/2000        19,517                            18,308
06/30/2000        19,752                            18,547


Results of a hypothetical $10,000 investment in Class A shares on June 30, 1990, including reinvested dividends. The Lipper New York Municipal Debt Fund
Index is an arithmetical average of all funds, including reinvested dividends, that limit assets to those securities which are exempt from New York State and New York City personal income taxes. The Index cannot be purchased directly by investors.


[key]
(bright orange) Rochester Fund Municipals
(light orange) Lipper New York Municipal Debt Fund Index


1. Includes the reinvestment of dividends and changes in net asset value per share, without deducting sales charges. The performance would have been lower if sales charges were taken into account.


11  |  ROCHESTER FUND MUNICIPALS

PERFORMANCE UPDATE  Continued
-------------------------------------------------------------------------------

Total Returns (as of 6/30/00)

                     Cumulative       Average Annual
                    NAV      MOP       NAV     MOP
A Shares
-------------------------------------------------------
6-Month             4.78%   (0.20)%      --      --
-------------------------------------------------------
1-Year             (0.11)%  (4.86)%   (0.11)% (4.86)%
-------------------------------------------------------
5-Year             30.31%   24.12%     5.44%   4.42%
-------------------------------------------------------
10-Year            97.53%   88.15%     7.04%   6.52%
-------------------------------------------------------
Life (5/15/86)    176.46%  163.32%     7.46%   7.09%
-------------------------------------------------------

B Shares
-------------------------------------------------------
6-month             4.33%   (0.67)%      --      --
-------------------------------------------------------
1-Year             (0.98)%  (5.68)%   (0.98)% (5.68)%
-------------------------------------------------------
3-Year              9.22%    6.40%     2.98%   2.09%
-------------------------------------------------------
Life (3/17/97)     12.30%    9.44%     3.59%   2.78%
-------------------------------------------------------

C Shares
-------------------------------------------------------
6-Month             4.40%    3.40%       --      --
-------------------------------------------------------
1-Year             (0.91)%  (1.85)%   (0.91)% (1.85)%
-------------------------------------------------------
3-Year              9.26%    9.26%     3.00%   3.00%
-------------------------------------------------------
Life (3/17/97)     12.34%   12.34%     3.60%   3.60%
-------------------------------------------------------

Y Shares
-------------------------------------------------------
Life (4/28/00)      1.97%    1.97%       --      --
-------------------------------------------------------

Total returns include changes in share price and assume reinvestment of dividends and capital gains in a hypothetical investment for the periods shown. MOP stands for Maximum Offering Price, and calculations for Class A returns at MOP include the maximum initial sales charge of 4.75%. Class B returns at MOP include the applicable contingent deferred sales charge of 5% (1-year), 3% (3-year) and 3% (life-of-class). Class C returns at MOP include the applicable contingent deferred sales charge of 1%. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor. An explanation of the different performance calculations is in the Fund's Prospectus. Class B and C shares are subject to an annual 0.75% asset-based sales charge. NAV stands for Net Asset Value, and returns at NAV do not reflect payment of any sales charge.


Yields
As of 6/30/00

               Dividend Yield    Standardized
              At NAV    At MOP       Yield
Class A        6.14%     5.85%       5.86%
---------------------------------------------
Class B        5.17%     5.17%       5.29%
---------------------------------------------
Class C        5.18%     5.18%       5.30%
---------------------------------------------
Class Y        6.37%     6.37%       6.35%
---------------------------------------------


Dividend yield at MOP (based on last distribution) and standardized yield (based on net investment income for the 30-day period ended 6/30/00) are annualized and divided by period-end offering price. Dividend yield at NAV does not include sales charges. Falling share prices may artificially increase yields.


12  |  ROCHESTER FUND MUNICIPALS

PORTFOLIO REVIEW(1)
-------------------------------------------------------------------------------

Rochester Fund Municipals is for investors looking for income that's exempt from New York State, New York City and federal income taxes.

What we look for
    o Issues that provide high triple tax-free income.
    o Value-oriented issues with price appreciation potential.
    o A diversity of issues across the state.
    o Municipal regions with improving credit quality.


Credit Allocation(1)

[pie chart]
AAA         19.3%
AA          14.2%
A           20.3%
BBB         23.3%
BB           1.6%
B            0.7%
NR          20.6%


Top 5 Sectors

Hospital/Healthcare         16.3%
----------------------------------
Special Assessment           9.1%
----------------------------------
Electric Utilities           8.9%
----------------------------------
Multifamily Housing          8.5%
----------------------------------
Marine/Aviation Facilities   6.3%
----------------------------------


Hospital/Healthcare in Detail
Insured (Private Municipal Bond Insurance)          4.4%
Insured (FHA or SONYMA Insurance)                   3.4%
Backed, NYS Appropriations                          1.8%
Backed, Financial Institution Letter of Credit      0.6%
Backed, NYC Moral Obligation                        0.4%
Neither insured nor otherwise enhanced              5.7%


TOTAL                                              16.3%


While the Fund's largest municipal sector continues to be Hospital/Healthcare, investors should note that the majority of these holdings have "belt and suspenders" credit support of both the hospitals' revenues and backup guarantees of U.S. Government FHA insurance, bank letters of credit or New York State appropriations.

1. Portfolio data are as of 6/30/00, and are subject to change. Portfolio data are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings given above have been assigned by the Manager as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category. See page 40 for further explanation.


13  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  JUNE 30, 2000 / Unaudited
-------------------------------------------------------------------------------

  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
Municipal Bonds and Notes--99.1%
------------------------------------------------------------------------------------------------------------------------------------
New York--89.6%
$   170,000  Albany County IDA (Upper Hudson Library)                            8.750%          05/01/2007               $  170,233
------------------------------------------------------------------------------------------------------------------------------------
    955,000  Albany County IDA (Upper Hudson Library)                            8.750           05/01/2022                  985,102
------------------------------------------------------------------------------------------------------------------------------------
    366,247  Albany Hsg. Authority                                               0.000           10/01/2012(p)               113,544
------------------------------------------------------------------------------------------------------------------------------------
    620,000  Albany Hsg. Authority (Lark Drive)                                  5.500           12/01/2028                  559,265
------------------------------------------------------------------------------------------------------------------------------------
  1,420,000  Albany IDA (Albany Medical Center)                                  6.000           05/01/2019                1,207,426
------------------------------------------------------------------------------------------------------------------------------------
  2,460,000  Albany IDA (Albany Medical Center)                                  6.000           05/01/2029                2,013,043
------------------------------------------------------------------------------------------------------------------------------------
  1,965,000  Albany IDA (Albany Medical Center)                                  8.250           08/01/2004                2,026,504
------------------------------------------------------------------------------------------------------------------------------------
    400,000  Albany IDA (Albany Municipal Golf Course Clubhouse)                 7.500           05/01/2012                  414,412
------------------------------------------------------------------------------------------------------------------------------------
    985,000  Albany IDA (Albany Rehab.)                                          8.375           06/01/2023                1,029,502
------------------------------------------------------------------------------------------------------------------------------------
  1,710,000  Albany IDA (MARA Mansion Rehab.)                                    6.500           02/01/2023                1,726,177
------------------------------------------------------------------------------------------------------------------------------------
  1,395,000  Albany IDA (Port of Albany)                                         7.250           02/01/2024                1,433,893
------------------------------------------------------------------------------------------------------------------------------------
  1,135,000  Albany IDA (Sage Colleges)                                          5.250           04/01/2019                1,040,432
------------------------------------------------------------------------------------------------------------------------------------
  1,760,000  Albany IDA (Sage Colleges)                                          5.300           04/01/2029                1,568,934
------------------------------------------------------------------------------------------------------------------------------------
    100,000  Albany IDA (University Heights-Albany Pharmacy)                     6.750           12/01/2029                  108,421
------------------------------------------------------------------------------------------------------------------------------------
  1,770,000  Albany Parking Authority                                            0.000           11/01/2017                  646,475
------------------------------------------------------------------------------------------------------------------------------------
  2,170,000  Allegany County IDA (Cuba Memorial Hospital)                        6.500           11/01/2009                2,023,785
------------------------------------------------------------------------------------------------------------------------------------
  4,230,000  Allegany County IDA (Cuba Memorial Hospital)                        7.250           11/01/2019                3,741,054
------------------------------------------------------------------------------------------------------------------------------------
  4,200,000  Allegany County IDA (Houghton College)                              5.250           01/15/2024                3,674,034
------------------------------------------------------------------------------------------------------------------------------------
    920,000  Amherst IDA (Asbury Pointe)                                         5.800           02/01/2015                  797,990
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000  Amherst IDA (Asbury Pointe)                                         6.000           02/01/2029                2,471,370
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000  Appleridge Retirement Community                                     5.750           09/01/2041                2,883,480
------------------------------------------------------------------------------------------------------------------------------------
    915,000  Babylon IDA (JFB & Sons Lithographers)                              7.625           12/01/2006                  925,641
------------------------------------------------------------------------------------------------------------------------------------
  2,570,000  Babylon IDA (JFB & Sons Lithographers)                              8.625           12/01/2016                2,643,630
------------------------------------------------------------------------------------------------------------------------------------
  1,330,000  Babylon IDA (WWH Ambulance)                                         7.375           09/15/2008                1,394,704
------------------------------------------------------------------------------------------------------------------------------------
    515,000  Batavia Hsg. Authority (Washington Towers)                          6.500           01/01/2023                  523,673
------------------------------------------------------------------------------------------------------------------------------------
    740,000  Battery Park City Authority                                        10.000           06/01/2023                  743,537
------------------------------------------------------------------------------------------------------------------------------------
  1,420,000  Bayshore HDC                                                        7.500           02/01/2023                1,487,237
------------------------------------------------------------------------------------------------------------------------------------
    320,000  Beacon IDA (Craig House)                                            9.000           07/01/2011                  320,566
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Bethany Retirement Home                                             7.450           02/01/2024                1,094,920
------------------------------------------------------------------------------------------------------------------------------------
  1,065,000  Blauvelt Volunteer Fire Company                                     6.250           10/15/2017                  978,490
------------------------------------------------------------------------------------------------------------------------------------
     35,000  Bleeker Terrace HDC                                                 8.100           07/01/2001                   35,228
------------------------------------------------------------------------------------------------------------------------------------
     45,000  Bleeker Terrace HDC                                                 8.350           07/01/2004                   45,348
------------------------------------------------------------------------------------------------------------------------------------
    900,000  Bleeker Terrace HDC                                                 8.750           07/01/2007                  908,703
------------------------------------------------------------------------------------------------------------------------------------
  6,965,000  Brookhaven IDA (Dowling College)                                    6.750           03/01/2023                7,189,969
------------------------------------------------------------------------------------------------------------------------------------
    590,000  Brookhaven IDA (Farber)(a)                                          7.125(v)        12/01/2002                  589,705
------------------------------------------------------------------------------------------------------------------------------------
    490,000  Brookhaven IDA (Farber)(a)                                          7.125(v)        12/01/2004                  489,755
------------------------------------------------------------------------------------------------------------------------------------
    410,000  Brookhaven IDA (Interdisciplinary School)                           8.500           12/01/2004                  427,556
------------------------------------------------------------------------------------------------------------------------------------
  3,220,000  Brookhaven IDA (Interdisciplinary School)                           9.500           12/01/2019                3,484,201
------------------------------------------------------------------------------------------------------------------------------------
  1,250,000  Brookhaven IDA (St. Joseph's College)                               6.000           12/01/2020                1,227,575
------------------------------------------------------------------------------------------------------------------------------------
  2,425,000  Brookhaven IDA (Stony Brook Foundation)                             6.500           11/01/2020                2,325,720
------------------------------------------------------------------------------------------------------------------------------------
  1,050,000  Brookhaven IDA (TDS Realty)                                         6.550           12/01/2019                1,056,636
------------------------------------------------------------------------------------------------------------------------------------
    345,000  Broome County IDA (Binghamton Simulator)                            8.250           01/01/2002                  345,673
------------------------------------------------------------------------------------------------------------------------------------
    190,000  Broome County IDA (Industrial Park)                                 7.550           12/01/2000                  189,829

14  |  ROCHESTER FUND MUNICIPALS


  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$   195,000  Broome County IDA (Industrial Park)                                 7.600%          12/01/2001               $  194,711
------------------------------------------------------------------------------------------------------------------------------------
  3,615,000  Canandaigua Recreation Devel. Corp. (Roseland Water Park)           8.750           11/01/2030                3,612,144
------------------------------------------------------------------------------------------------------------------------------------
    600,000  Capital District Youth Center                                       6.000           02/01/2017                  604,158
------------------------------------------------------------------------------------------------------------------------------------
    500,000  Carnegie Redevelopment Corp.(a)                                     7.000           09/01/2021                  506,620
------------------------------------------------------------------------------------------------------------------------------------
  1,745,000  Cattaraugus County IDA (Cherry Creek)                               9.800           09/01/2010                1,805,011
------------------------------------------------------------------------------------------------------------------------------------
    570,000  Cattaraugus County IDA (Jamestown Community College)(w)             6.400           07/01/2019                  572,417
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Cattaraugus County IDA (Jamestown Community College)(w)             6.500           07/01/2030                1,006,210
------------------------------------------------------------------------------------------------------------------------------------
  4,360,000  Cattaraugus County IDA (Olean General Hospital)                     5.250           08/01/2023                3,986,958
------------------------------------------------------------------------------------------------------------------------------------
  1,465,000  Cattaraugus County IDA (St. Bonaventure University)                 5.450           09/15/2019                1,352,825
------------------------------------------------------------------------------------------------------------------------------------
  8,615,000  Cayuga County COP (Auburn Memorial Hospital)                        6.000           01/01/2021                8,644,980
------------------------------------------------------------------------------------------------------------------------------------
  2,900,000  Chautauqua County IDA (Jamestown Devel. Corp.)                      5.250           08/01/2028                2,587,902
------------------------------------------------------------------------------------------------------------------------------------
  1,580,000  Chautauqua County IDA (Jamestown Devel. Corp.)                      7.125           11/01/2008                1,490,051
------------------------------------------------------------------------------------------------------------------------------------
  3,395,000  Chautauqua County IDA (Jamestown Devel. Corp.)                      7.125           11/01/2018                3,108,530
------------------------------------------------------------------------------------------------------------------------------------
  9,800,000  Chemung County IDA (St. Joseph's Hospital)                          6.000           01/01/2013                8,785,308
------------------------------------------------------------------------------------------------------------------------------------
 10,165,000  Chemung County IDA (St. Joseph's Hospital)                          6.350           01/01/2013                9,389,715
------------------------------------------------------------------------------------------------------------------------------------
  4,910,000  Chemung County IDA (St. Joseph's Hospital)                          6.500           01/01/2019                4,413,943
------------------------------------------------------------------------------------------------------------------------------------
  1,960,000  Clifton Springs Hospital & Clinic                                   7.650           01/01/2012                1,927,758
------------------------------------------------------------------------------------------------------------------------------------
  4,530,000  Clifton Springs Hospital & Clinic                                   8.000           01/01/2020                4,455,481
------------------------------------------------------------------------------------------------------------------------------------
     35,000  Cohoes GO                                                           6.200           03/15/2012                   33,991
------------------------------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                           6.200           03/15/2013                   24,073
------------------------------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                           6.250           03/15/2014                   24,030
------------------------------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                           6.250           03/15/2015                   23,943
------------------------------------------------------------------------------------------------------------------------------------
     25,000  Cohoes GO                                                           6.250           03/15/2016                   23,693
------------------------------------------------------------------------------------------------------------------------------------
    530,000  Columbia County IDA (ARC)                                           7.750           06/01/2005                  547,702
------------------------------------------------------------------------------------------------------------------------------------
  2,650,000  Columbia County IDA (ARC)                                           8.650           06/01/2018                2,819,732
------------------------------------------------------------------------------------------------------------------------------------
    520,000  Columbia County IDA (Berkshire Farms)                               6.900           12/15/2004                  534,378
------------------------------------------------------------------------------------------------------------------------------------
  1,855,000  Columbia County IDA (Berkshire Farms)                               7.500           12/15/2014                1,932,094
------------------------------------------------------------------------------------------------------------------------------------
     30,000  Cortland County IDA (Paul Bunyon Products)                          8.000           07/01/2000                   30,001
------------------------------------------------------------------------------------------------------------------------------------
  3,500,000  Dutchess County IDA (Bard College)                                  7.000           11/01/2017                3,726,590
------------------------------------------------------------------------------------------------------------------------------------
  2,750,000  Dutchess County IDA (Vassar Brothers Hospital)                      6.500           04/01/2020                2,836,570
------------------------------------------------------------------------------------------------------------------------------------
  5,545,000  Dutchess County IDA (Vassar Brothers Hospital)                      6.500           04/01/2030                5,670,871
------------------------------------------------------------------------------------------------------------------------------------
  1,700,000  Dutchess County Res Rec (Solid Waste)                               6.800           01/01/2010(p)             1,811,690
------------------------------------------------------------------------------------------------------------------------------------
  1,805,000  Dutchess County Res Rec (Solid Waste)                               7.000           01/01/2010(p)             1,929,003
------------------------------------------------------------------------------------------------------------------------------------
  1,540,000  Dutchess County Water & Wastewater Authority                        0.000           06/01/2026                  318,380
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Dutchess County Water & Wastewater Authority                        0.000           06/01/2027                  194,330
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000  East Rochester Hsg. Authority (Linden Knoll)                        5.350           02/01/2038                1,769,060
------------------------------------------------------------------------------------------------------------------------------------
  3,125,000  East Rochester Hsg. Authority (St. John's Meadows)                  5.250           08/01/2038                2,672,781
------------------------------------------------------------------------------------------------------------------------------------
  4,095,000  East Rochester Hsg. Authority (St. John's Meadows)                  5.950           08/01/2027                3,769,570
------------------------------------------------------------------------------------------------------------------------------------
     25,000  Elmira HDC                                                          7.500           08/01/2007                   25,254
------------------------------------------------------------------------------------------------------------------------------------
  3,320,000  Erie County IDA (Affordable Hospitality)(a,b)                       9.250           12/01/2015                3,044,440
------------------------------------------------------------------------------------------------------------------------------------
  1,175,000  Erie County IDA (Air Cargo)                                         8.250           10/01/2007                1,197,055
------------------------------------------------------------------------------------------------------------------------------------
  2,380,000  Erie County IDA (Air Cargo)                                         8.500           10/01/2015                2,469,179


15  |  ROCHESTER FUND MUNICIPALS



STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$44,000,000  Erie County IDA (Canfibre Lackawanna)                               9.050%          12/01/2025              $46,306,920
------------------------------------------------------------------------------------------------------------------------------------
     25,000  Erie County IDA (Episcopal Church Home)                             5.875           02/01/2018                   21,012
------------------------------------------------------------------------------------------------------------------------------------
  9,050,000  Erie County IDA (Episcopal Church Home)                             6.000           02/01/2028                7,454,213
------------------------------------------------------------------------------------------------------------------------------------
  3,230,000  Erie County IDA (Medaille College)                                  8.000           12/30/2022                3,393,922
------------------------------------------------------------------------------------------------------------------------------------
  2,655,000  Erie County IDA (Mercy Hospital)                                    6.250           06/01/2010                2,389,420
------------------------------------------------------------------------------------------------------------------------------------
  1,850,000  Essex County IDA (International Paper Co.)                          5.500           08/15/2022                1,620,637
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000  Essex County IDA (Moses Ludington Nursing Home)                     6.375           02/01/2050                5,111,700
------------------------------------------------------------------------------------------------------------------------------------
    325,000  Essex County IDA (Moses Ludington Nursing Home)                     9.000           02/01/2008                  326,544
------------------------------------------------------------------------------------------------------------------------------------
  5,720,000  Franklin County IDA (Adirondack Medical Center)                     5.500           12/01/2029                5,286,024
------------------------------------------------------------------------------------------------------------------------------------
  4,245,000  Franklin County SWMA                                                6.250           06/01/2015                4,079,785
------------------------------------------------------------------------------------------------------------------------------------
  3,655,000  Fulton County IDA (Nathan Littauer)                                 7.000           11/01/2004                3,667,061
------------------------------------------------------------------------------------------------------------------------------------
    535,000  Geneva IDA (Finger Lakes Cerebral Palsy)                            8.250           11/01/2004                  554,709
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Geneva IDA (Finger Lakes Cerebral Palsy)                            8.500           11/01/2016                1,036,960
------------------------------------------------------------------------------------------------------------------------------------
    850,000  Glen Cove IDA (SLCD)                                                6.875           07/01/2008                  823,582
------------------------------------------------------------------------------------------------------------------------------------
  3,775,000  Glen Cove IDA (SLCD)                                                7.375           07/01/2023                3,514,638
------------------------------------------------------------------------------------------------------------------------------------
 16,855,000  Glen Cove IDA (The Regency at Glen Cove)                            0.000           10/15/2019(p)             4,713,669
------------------------------------------------------------------------------------------------------------------------------------
  1,055,000  Glen Cove IDA (The Regency at Glen Cove)                            0.000           10/15/2019(p)               295,600
------------------------------------------------------------------------------------------------------------------------------------
  2,375,000  Grand Central BID (Grand Central District Management)               5.250           01/01/2022                2,178,825
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Groton Community Health Care Center                                 7.450           07/15/2021                2,205,160
------------------------------------------------------------------------------------------------------------------------------------
    765,000  Hamilton EHC (Hamilton Apartments)                                 11.250           01/01/2015                  807,962
------------------------------------------------------------------------------------------------------------------------------------
    455,000  Hempstead IDA (Dentaco)                                             7.250           12/28/2000                  454,800
------------------------------------------------------------------------------------------------------------------------------------
  1,270,000  Hempstead IDA (Dentaco)                                             8.250           11/01/2025                1,270,559
------------------------------------------------------------------------------------------------------------------------------------
  6,175,000  Hempstead IDA (Engel Burman Senior Hsg.)                            6.250           11/01/2010                5,730,523
------------------------------------------------------------------------------------------------------------------------------------
 18,825,000  Hempstead IDA (Engel Burman Senior Hsg.)                            6.750           11/01/2024               17,015,541
------------------------------------------------------------------------------------------------------------------------------------
  4,810,000  Hempstead IDA (Franklin Hospital Medical Center)                    5.750           11/01/2008                4,474,743
------------------------------------------------------------------------------------------------------------------------------------
  9,375,000  Hempstead IDA (Franklin Hospital Medical Center)                    6.375           11/01/2018                8,214,844
------------------------------------------------------------------------------------------------------------------------------------
  6,355,000  Hempstead IDA (South Shore Y JCC)                                   6.750           11/01/2024                5,813,554
------------------------------------------------------------------------------------------------------------------------------------
    525,000  Herkimer County IDA (Burrows Paper)                                 7.250           01/01/2001                  525,577
------------------------------------------------------------------------------------------------------------------------------------
 14,440,000  Herkimer County IDA (Burrows Paper)                                 8.000           01/01/2009               14,955,219
------------------------------------------------------------------------------------------------------------------------------------
    420,000  Herkimer Hsg. Authority                                             7.150           03/01/2011                  423,473
------------------------------------------------------------------------------------------------------------------------------------
     60,000  Hsg. NY Corp.                                                       5.500           11/01/2020                   57,413
------------------------------------------------------------------------------------------------------------------------------------
  1,595,000  Hsg. NY Corp.                                                       5.500           11/01/2020                1,526,240
------------------------------------------------------------------------------------------------------------------------------------
    990,000  Hudson IDA (Have)                                                   8.125           12/01/2017                1,015,978
------------------------------------------------------------------------------------------------------------------------------------
  1,300,000  Hudson IDA (Wittcomm)a                                              7.125           11/01/2009                  897,000
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Huntington Hsg. Authority (GJSR)                                    6.000           05/01/2029                  803,700
------------------------------------------------------------------------------------------------------------------------------------
  8,500,000  Huntington Hsg. Authority (GJSR)                                    6.000           05/01/2039                6,705,140
------------------------------------------------------------------------------------------------------------------------------------
    935,000  Islip IDA (Leeway School)                                           9.000           08/01/2021                  968,950
------------------------------------------------------------------------------------------------------------------------------------
     50,000  Islip IDA (WJL Realty)                                              7.800           03/01/2003                   50,670
------------------------------------------------------------------------------------------------------------------------------------
    100,000  Islip IDA (WJL Realty)                                              7.850           03/01/2004                  101,791
------------------------------------------------------------------------------------------------------------------------------------
    100,000  Islip IDA (WJL Realty)                                              7.900           03/01/2005                  101,828
------------------------------------------------------------------------------------------------------------------------------------
    500,000  Islip IDA (WJL Realty)                                              7.950           03/01/2010                  510,375
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000  Islip Res Rec                                                       6.500           07/01/2009                2,168,140
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000  Kenmore Hsg. Authority (SUNY at Buffalo)                            5.500           08/01/2024                2,800,980
------------------------------------------------------------------------------------------------------------------------------------
    980,000  Kiryas Joel BAN                                                     7.000           12/15/2000                  989,986

16  |  ROCHESTER FUND MUNICIPALS


  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$21,000,000  L.I. Power Authority RITES(a)                                       5.480%(f)       12/01/2022              $13,492,500
------------------------------------------------------------------------------------------------------------------------------------
  5,905,000  L.I. Power Authority RITES(a)                                       5.490(f)        12/01/2022                3,793,962
------------------------------------------------------------------------------------------------------------------------------------
 12,500,000  L.I. Power Authority RITES(a)                                       5.990(f)        12/01/2026                8,708,000
------------------------------------------------------------------------------------------------------------------------------------
 11,250,000  L.I. Power Authority RITES(a)                                       6.370(f)        12/01/2029                8,898,075
------------------------------------------------------------------------------------------------------------------------------------
 13,000,000  L.I. Power Authority RITES(a)                                       6.980(f)        12/01/2029               10,282,220
------------------------------------------------------------------------------------------------------------------------------------
  2,650,000  Lockport HDC                                                        6.000           10/01/2018                2,571,162
------------------------------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                                         7.200           09/15/2005                  108,685
------------------------------------------------------------------------------------------------------------------------------------
     75,000  Lowville GO                                                         7.200           09/15/2007                   83,073
------------------------------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                                         7.200           09/15/2012                  114,135
------------------------------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                                         7.200           09/15/2013                  114,219
------------------------------------------------------------------------------------------------------------------------------------
    100,000  Lowville GO                                                         7.200           09/15/2014                  114,083
------------------------------------------------------------------------------------------------------------------------------------
  5,350,000  Lyons Community Health Initiatives Corp.                            6.800           09/01/2024                5,624,990
------------------------------------------------------------------------------------------------------------------------------------
  4,585,000  Macleay Hsg. Corp. (Larchmont Woods)                                8.500           01/01/2031                4,781,055
------------------------------------------------------------------------------------------------------------------------------------
  1,690,000  Madison County IDA (Oneida Healthcare Center)                       6.100           07/01/2014                1,513,294
------------------------------------------------------------------------------------------------------------------------------------
  2,470,000  Mechanicsville HDC                                                  6.900           08/01/2022                2,499,467
------------------------------------------------------------------------------------------------------------------------------------
    180,000  Middleton IDA (Flanagan Design & Display)                           7.000           11/01/2006                  171,450
------------------------------------------------------------------------------------------------------------------------------------
    690,000  Middleton IDA (Flanagan Design & Display)                           7.500           11/01/2018                  624,616
------------------------------------------------------------------------------------------------------------------------------------
    905,000  Middleton IDA (Fleurchem)                                           8.000           12/01/2016                  935,770
------------------------------------------------------------------------------------------------------------------------------------
  3,955,000  Middletown IDA (Southwinds Retirement Home)                         6.375           03/01/2018                3,521,334
------------------------------------------------------------------------------------------------------------------------------------
  3,740,000  Middletown IDA (Southwinds Retirement Home)                         8.375           03/01/2018(p)             4,130,306
------------------------------------------------------------------------------------------------------------------------------------
    660,000  Middletown IDA (YMCA)                                               6.250           11/01/2009                  615,615
------------------------------------------------------------------------------------------------------------------------------------
  1,255,000  Middletown IDA (YMCA)                                               7.000           11/01/2019                1,138,059
------------------------------------------------------------------------------------------------------------------------------------
    405,000  Monroe County COP                                                   8.050           01/01/2011                  410,079
------------------------------------------------------------------------------------------------------------------------------------
  4,260,000  Monroe County IDA (Al Sigl Center)                                  6.600           12/15/2017                3,925,420
------------------------------------------------------------------------------------------------------------------------------------
  1,590,000  Monroe County IDA (Al Sigl Center)                                  7.250           12/15/2015                1,577,534
------------------------------------------------------------------------------------------------------------------------------------
  3,120,000  Monroe County IDA (Brazill Merk)                                    7.900           12/15/2014                3,215,534
------------------------------------------------------------------------------------------------------------------------------------
    900,000  Monroe County IDA (Canal Ponds)                                     7.000           06/15/2013                  946,179
------------------------------------------------------------------------------------------------------------------------------------
     10,000  Monroe County IDA (Cohber Press)                                    7.550           12/01/2001                   10,000
------------------------------------------------------------------------------------------------------------------------------------
     10,000  Monroe County IDA (Cohber Press)                                    7.650           12/01/2002                   10,129
------------------------------------------------------------------------------------------------------------------------------------
     10,000  Monroe County IDA (Cohber Press)                                    7.700           12/01/2003                   10,133
------------------------------------------------------------------------------------------------------------------------------------
    170,000  Monroe County IDA (Cohber Press)                                    7.850           12/01/2009                  172,773
------------------------------------------------------------------------------------------------------------------------------------
  1,965,000  Monroe County IDA (Collegiate Hsg. Foundation--RIT)                 5.375           04/01/2029                1,653,135
------------------------------------------------------------------------------------------------------------------------------------
  2,019,035  Monroe County IDA (Cottrone Devel.)                                 9.500           12/01/2010                2,086,149
------------------------------------------------------------------------------------------------------------------------------------
    950,000  Monroe County IDA (Dayton Rogers Manufacturing)                     6.100           12/01/2009                  901,322
------------------------------------------------------------------------------------------------------------------------------------
  5,750,000  Monroe County IDA (DePaul Community Facilities)                     5.950           08/01/2028                4,991,230
------------------------------------------------------------------------------------------------------------------------------------
    880,000  Monroe County IDA (DePaul Community Facilities)                     6.450           02/01/2014                  930,230
------------------------------------------------------------------------------------------------------------------------------------
  1,285,000  Monroe County IDA (DePaul Community Facilities)                     6.500           02/01/2024                1,330,425
------------------------------------------------------------------------------------------------------------------------------------
  4,485,000  Monroe County IDA (DePaul Properties)                               6.150           09/01/2021                4,075,968
------------------------------------------------------------------------------------------------------------------------------------
    260,000  Monroe County IDA (DePaul Properties)                               8.300           09/01/2002                  271,651
------------------------------------------------------------------------------------------------------------------------------------
  4,605,000  Monroe County IDA (DePaul Properties)                               8.800           09/01/2021(p)             4,909,529
------------------------------------------------------------------------------------------------------------------------------------
 14,575,000  Monroe County IDA (Genesee Hospital)                                7.000           11/01/2018               13,170,407
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Monroe County IDA (Jewish Home)                                     6.875           04/01/2017                  940,330
------------------------------------------------------------------------------------------------------------------------------------
  4,945,000  Monroe County IDA (Jewish Home)                                     6.875           04/01/2027                4,571,504
------------------------------------------------------------------------------------------------------------------------------------
    545,000  Monroe County IDA (Machine Tool Research)                           7.750           12/01/2006                  536,923
------------------------------------------------------------------------------------------------------------------------------------
    600,000  Monroe County IDA (Machine Tool Research)                           8.000           12/01/2011                  577,380

17  |  ROCHESTER FUND MUNICIPALS


STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$   300,000   Monroe County IDA (Machine Tool Research)                          8.500%          12/01/2013              $   292,431
------------------------------------------------------------------------------------------------------------------------------------
  1,345,000   Monroe County IDA (Melles Groit)                                   9.500           12/01/2009                1,362,243
------------------------------------------------------------------------------------------------------------------------------------
  1,790,000   Monroe County IDA (Morrell/Morrell)                                7.000           12/01/2007                1,784,809
------------------------------------------------------------------------------------------------------------------------------------
  4,330,000   Monroe County IDA (Piano Works)                                    7.625           11/01/2016                4,452,019
------------------------------------------------------------------------------------------------------------------------------------
  2,625,000   Monroe County IDA (Roberts Wesleyan College)                       6.700           09/01/2011                2,630,644
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000   Monroe County IDA (Southview Towers)                               6.125           02/01/2020                1,004,050
------------------------------------------------------------------------------------------------------------------------------------
  3,075,000   Monroe County IDA (St. John Fisher College)                        5.375           06/01/2024                2,823,280
------------------------------------------------------------------------------------------------------------------------------------
  1,215,000   Monroe County IDA (St. Joseph's Parking Garage)                    7.000           11/01/2008                1,173,155
------------------------------------------------------------------------------------------------------------------------------------
  4,345,000   Monroe County IDA (St. Joseph's Parking Garage)                    7.500           11/01/2022                4,093,729
------------------------------------------------------------------------------------------------------------------------------------
  7,420,000   Monroe County IDA (The Children's Beverage Group)                  8.750           11/01/2010                7,300,538
------------------------------------------------------------------------------------------------------------------------------------
    915,000   Monroe County IDA (Volunteers of America)                          5.700           08/01/2018                  807,195
------------------------------------------------------------------------------------------------------------------------------------
  2,710,000   Monroe County IDA (Volunteers of America)                          5.750           08/01/2028                2,323,256
------------------------------------------------------------------------------------------------------------------------------------
     95,000   Monroe County IDA (West End Business)                              6.750           12/01/2004                   95,366
------------------------------------------------------------------------------------------------------------------------------------
     55,000   Monroe County IDA (West End Business)                              6.750           12/01/2004                   55,212
------------------------------------------------------------------------------------------------------------------------------------
    400,000   Monroe County IDA (West End Business)                              6.750           12/01/2004                  401,540
------------------------------------------------------------------------------------------------------------------------------------
    345,000   Monroe County IDA (West End Business)                              8.000           12/01/2014                  359,652
------------------------------------------------------------------------------------------------------------------------------------
    170,000   Monroe County IDA (West End Business)                              8.000           12/01/2014                  177,220
------------------------------------------------------------------------------------------------------------------------------------
    515,000   Monroe County IDA (West End Business)                              8.000           12/01/2014                  536,872
------------------------------------------------------------------------------------------------------------------------------------
  1,375,000   Monroe County IDA (West End Business)                              8.000           12/01/2014                1,433,396
------------------------------------------------------------------------------------------------------------------------------------
    460,000   Monroe HDC (Multifamily Hsg.)                                      7.000           08/01/2021                  466,044
------------------------------------------------------------------------------------------------------------------------------------
  5,860,000   Montgomery County IDA (ASMF)(a,b,d)                                7.250           01/15/2019                4,025,820
------------------------------------------------------------------------------------------------------------------------------------
    920,000   Montgomery County IDA (New Dimensions in Living)                   8.900           05/01/2016                  947,913
------------------------------------------------------------------------------------------------------------------------------------
    495,000   Mt. Vernon IDA (Meadowview)                                        6.150           06/01/2019                  427,319
------------------------------------------------------------------------------------------------------------------------------------
  2,500,000   Mt. Vernon IDA (Meadowview)                                        6.200           06/01/2029                2,106,475
------------------------------------------------------------------------------------------------------------------------------------
  3,800,000   MTA Dedicated Tax Fund RITES(a)                                    5.079(f)        04/01/2023                2,193,664
------------------------------------------------------------------------------------------------------------------------------------
 10,000,000   MTA IVRC(a)                                                        5.798(f)        06/15/2029               10,237,500
------------------------------------------------------------------------------------------------------------------------------------
  9,400,000   MTA YCR(a)                                                         6.683(f)        07/01/2013                9,322,356
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000   MTA YCR(a)                                                         6.683(f)        07/01/2022                2,774,280
------------------------------------------------------------------------------------------------------------------------------------
     50,000   MTA, Series J                                                      5.500           07/01/2022                   48,118
------------------------------------------------------------------------------------------------------------------------------------
    802,824   Municipal Assistance Corp. for Troy, NY                            0.000           07/15/2021                  238,864
------------------------------------------------------------------------------------------------------------------------------------
  1,218,573   Municipal Assistance Corp. for Troy, NY                            0.000           01/15/2022                  350,791
------------------------------------------------------------------------------------------------------------------------------------
  2,725,000   Nassau County IDA (ACLDD)                                          8.125           10/01/2022                2,825,334
------------------------------------------------------------------------------------------------------------------------------------
  1,535,000   Nassau County IDA (ALIA--ACDS)                                     7.500           06/01/2015                1,537,824
------------------------------------------------------------------------------------------------------------------------------------
    485,000   Nassau County IDA (ALIA--ACLDD)                                    7.500           06/01/2015                  485,892
------------------------------------------------------------------------------------------------------------------------------------
  2,405,000   Nassau County IDA (ALIA--CSMR)                                     7.500           06/01/2015                2,409,425
------------------------------------------------------------------------------------------------------------------------------------
  2,980,000   Nassau County IDA (ALIA--FREE)                                     7.500           06/01/2015                2,985,483
------------------------------------------------------------------------------------------------------------------------------------
  4,030,000   Nassau County IDA (ALIA--FREE)                                     8.150           06/01/2030                4,047,571
------------------------------------------------------------------------------------------------------------------------------------
    325,000   Nassau County IDA (ALIA--LVH)                                      7.500           06/01/2015                  325,598
------------------------------------------------------------------------------------------------------------------------------------
    725,000   Nassau County IDA (CNGCS)                                          8.150           06/01/2030                  726,334
------------------------------------------------------------------------------------------------------------------------------------
  2,245,000   Nassau County IDA (CNGCS)                                          8.150           06/01/2030                2,254,788
------------------------------------------------------------------------------------------------------------------------------------
  2,290,000   Nassau County IDA (NSCFGA)                                         6.750           05/01/2024                2,091,594
------------------------------------------------------------------------------------------------------------------------------------
  3,900,000   Nassau County IDA (NY Institute of Technology)                     6.150           03/01/2029                3,527,745
------------------------------------------------------------------------------------------------------------------------------------
    245,000   Nassau County IDA (RJS Scientific)                                 8.050           12/01/2005                  254,178
------------------------------------------------------------------------------------------------------------------------------------
  2,700,000   Nassau County IDA (RJS Scientific)                                 9.050           12/01/2025                2,931,633


18  |  ROCHESTER FUND MUNICIPALS


  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$ 2,850,000   Nassau County IDA (Sharp International)(a,b,d)                     7.375%          12/01/2007              $   570,000
------------------------------------------------------------------------------------------------------------------------------------
  1,810,000   Nassau County IDA (Sharp International)(a,b,d)                     7.375           12/01/2007                  362,000
------------------------------------------------------------------------------------------------------------------------------------
  2,610,000   Nassau County IDA (Sharp International)(a,b,d)                     7.875           12/01/2012                  522,000
------------------------------------------------------------------------------------------------------------------------------------
  1,650,000   Nassau County IDA (Sharp International)(a,b,d)                     7.875           12/01/2012                  330,000
------------------------------------------------------------------------------------------------------------------------------------
  2,050,000   Nassau County IDA (United Cerebral Palsy)                          6.250           11/01/2014                1,984,687
------------------------------------------------------------------------------------------------------------------------------------
 25,000,000   Nassau County IDA (Westbury Senior Living)                         7.900           11/01/2031               24,557,250
------------------------------------------------------------------------------------------------------------------------------------
  2,215,000   Nassau County Tobacco Settlement Corp.                             6.250           07/15/2019                2,227,205
------------------------------------------------------------------------------------------------------------------------------------
  3,295,000   Nassau County Tobacco Settlement Corp.                             6.250           07/15/2020                3,318,065
------------------------------------------------------------------------------------------------------------------------------------
  4,000,000   Nassau County Tobacco Settlement Corp.                             6.250           07/15/2020                4,028,000
------------------------------------------------------------------------------------------------------------------------------------
  2,040,000   Nassau County Tobacco Settlement Corp.                             6.250           07/15/2021                2,051,240
------------------------------------------------------------------------------------------------------------------------------------
  4,900,000   Nassau County Tobacco Settlement Corp.                             6.300           07/15/2021                4,937,877
------------------------------------------------------------------------------------------------------------------------------------
  1,320,000   Nassau County Tobacco Settlement Corp.                             6.300           07/15/2022                1,330,204
------------------------------------------------------------------------------------------------------------------------------------
 31,385,000   Nassau County Tobacco Settlement Corp.                             6.400           07/15/2033               31,742,789
------------------------------------------------------------------------------------------------------------------------------------
 21,070,000   Nassau County Tobacco Settlement Corp.                             6.500           07/15/2027               21,451,367
------------------------------------------------------------------------------------------------------------------------------------
 35,185,000   Nassau County Tobacco Settlement Corp.                             6.600           07/15/2039               35,816,219
------------------------------------------------------------------------------------------------------------------------------------
     20,000   New Hartford HDC (Village Point)                                   7.375           01/01/2024                   20,538
------------------------------------------------------------------------------------------------------------------------------------
 13,010,000   New Rochelle IDA (College of New Rochelle)                         5.250           07/01/2027               11,602,058
------------------------------------------------------------------------------------------------------------------------------------
  6,500,000   New Rochelle IDA (College of New Rochelle)                         5.500           07/01/2019                6,159,140
------------------------------------------------------------------------------------------------------------------------------------
  4,950,000   Newark-Wayne Community Hospital                                    5.875           01/15/2033                4,865,256
------------------------------------------------------------------------------------------------------------------------------------
  2,325,000   Newark-Wayne Community Hospital                                    7.600           09/01/2015                2,361,409
------------------------------------------------------------------------------------------------------------------------------------
  2,310,000   Newburgh IDA (ARMA Textile Printers)(a)                            7.125           11/01/2007                2,065,140
------------------------------------------------------------------------------------------------------------------------------------
  4,880,000   Newburgh IDA (ARMA Textile Printers)(a)                            8.000           11/01/2017                4,362,720
------------------------------------------------------------------------------------------------------------------------------------
  1,900,000   Niagara County IDA (Sevenson Hotel)                                6.600           05/01/2007                1,904,788
------------------------------------------------------------------------------------------------------------------------------------
  1,700,000   Niagara Falls CSD COP (High School Facility)                       5.375           06/15/2028                1,494,402
------------------------------------------------------------------------------------------------------------------------------------
    715,000   North Babylon Volunteer Fire Company                               5.750           08/01/2022                  699,141
------------------------------------------------------------------------------------------------------------------------------------
  1,555,000   North Country Devel. Authority (Clarkson University)               5.500           07/01/2019                1,460,005
------------------------------------------------------------------------------------------------------------------------------------
  3,145,000   North Country Devel. Authority (Clarkson University)               5.500           07/01/2029                2,856,195
------------------------------------------------------------------------------------------------------------------------------------
    585,000   North Tonawanda HDC (Bishop Gibbons Associates)                    6.800           12/15/2007                  609,933
------------------------------------------------------------------------------------------------------------------------------------
  3,295,000   North Tonawanda HDC (Bishop Gibbons Associates)                    7.375           12/15/2021                3,573,757
------------------------------------------------------------------------------------------------------------------------------------
     25,000   Nunda GO                                                           8.000           05/01/2010                   29,823
------------------------------------------------------------------------------------------------------------------------------------
 20,000,000   NY Convention Center COP (Yale Building Acquisition)               6.500           12/01/2004               20,001,600
------------------------------------------------------------------------------------------------------------------------------------
    270,000   NYC GO                                                             0.000           05/15/2011                  149,899
------------------------------------------------------------------------------------------------------------------------------------
  4,990,000   NYC GO                                                             0.000           11/15/2011                2,696,396
------------------------------------------------------------------------------------------------------------------------------------
    200,000   NYC GO                                                             0.000           05/15/2012                  104,100
------------------------------------------------------------------------------------------------------------------------------------
     40,000   NYC GO                                                             0.000           10/01/2012                   20,392
------------------------------------------------------------------------------------------------------------------------------------
    855,000   NYC GO                                                             5.125           08/01/2025                  764,148
------------------------------------------------------------------------------------------------------------------------------------
  8,000,000   NYC GO                                                             5.125           08/01/2025                7,149,920
------------------------------------------------------------------------------------------------------------------------------------
  7,970,000   NYC GO                                                             5.250           08/01/2021                7,362,686
------------------------------------------------------------------------------------------------------------------------------------
  1,015,000   NYC GO                                                             5.250           08/15/2023                  934,044
------------------------------------------------------------------------------------------------------------------------------------
    500,000   NYC GO                                                             5.250           08/01/2024                  458,765
------------------------------------------------------------------------------------------------------------------------------------
  1,170,000   NYC GO                                                             5.375           08/01/2027                1,085,737
------------------------------------------------------------------------------------------------------------------------------------
     85,000   NYC GO                                                             5.500           10/01/2018                   82,376
------------------------------------------------------------------------------------------------------------------------------------
  9,515,000   NYC GO                                                             5.500           11/15/2037                8,816,314
------------------------------------------------------------------------------------------------------------------------------------
     20,000   NYC GO                                                             5.625           08/01/2016                   19,915


19  |  ROCHESTER FUND MUNICIPALS



STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$    35,000   NYC GO                                                             5.750%          02/01/2020              $    34,613
------------------------------------------------------------------------------------------------------------------------------------
  4,845,000   NYC GO                                                             6.000           02/01/2011                5,062,008
------------------------------------------------------------------------------------------------------------------------------------
     80,000   NYC GO                                                             6.000           10/15/2026(p)                86,074
------------------------------------------------------------------------------------------------------------------------------------
    103,000   NYC GO                                                             6.500           08/01/2014(p)               111,793
------------------------------------------------------------------------------------------------------------------------------------
    397,000   NYC GO                                                             6.500           08/01/2014                  422,932
------------------------------------------------------------------------------------------------------------------------------------
  1,580,000   NYC GO                                                             6.500           08/01/2015                1,670,155
------------------------------------------------------------------------------------------------------------------------------------
  1,580,000   NYC GO                                                             6.625           08/01/2025                1,629,786
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             7.000           02/01/2010                    5,010
------------------------------------------------------------------------------------------------------------------------------------
 15,000,000   NYC GO                                                             7.000           10/01/2011               15,847,950
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             7.000           10/01/2012                    5,279
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             7.000           02/01/2018(p)                 5,254
------------------------------------------------------------------------------------------------------------------------------------
     20,000   NYC GO                                                             7.000           02/01/2018                   20,877
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             7.000           02/01/2020(p)                 5,251
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             7.000           02/01/2020                    5,219
------------------------------------------------------------------------------------------------------------------------------------
    190,000   NYC GO                                                             7.000           02/01/2022                  198,478
------------------------------------------------------------------------------------------------------------------------------------
     85,000   NYC GO                                                             7.100           02/01/2009                   88,930
------------------------------------------------------------------------------------------------------------------------------------
    315,000   NYC GO                                                             7.100           02/01/2010                  329,562
------------------------------------------------------------------------------------------------------------------------------------
    140,000   NYC GO                                                             7.100           02/01/2011                  146,472
------------------------------------------------------------------------------------------------------------------------------------
    220,000   NYC GO                                                             7.200           02/01/2015                  230,479
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             7.250           08/15/2024                    5,129
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             7.400           02/01/2002                    5,200
------------------------------------------------------------------------------------------------------------------------------------
     30,000   NYC GO                                                             7.500           02/01/2016(p)                31,764
------------------------------------------------------------------------------------------------------------------------------------
     15,000   NYC GO                                                             7.500           02/01/2016                   15,770
------------------------------------------------------------------------------------------------------------------------------------
     10,000   NYC GO                                                             7.500           02/01/2018                   10,514
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             7.625           02/01/2014                    5,271
------------------------------------------------------------------------------------------------------------------------------------
     15,000   NYC GO                                                             7.750           08/15/2012(p)                15,766
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             8.250           08/01/2012(p)                 5,276
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYC GO                                                             8.250           08/01/2014                    5,251
------------------------------------------------------------------------------------------------------------------------------------
  1,750,000   NYC GO CAB                                                         0.000           05/15/2014                1,518,352
------------------------------------------------------------------------------------------------------------------------------------
    500,000   NYC GO CAB                                                         0.000           08/01/2014                  417,240
------------------------------------------------------------------------------------------------------------------------------------
 16,387,000   NYC GO CARS                                                        7.430(f)        08/12/2010               17,472,639
------------------------------------------------------------------------------------------------------------------------------------
  8,387,000   NYC GO CARS                                                        7.430(f)        09/01/2011                8,942,639
------------------------------------------------------------------------------------------------------------------------------------
     95,000   NYC GO DIAMONDS                                                    0.000           08/15/2016(p)                91,848
------------------------------------------------------------------------------------------------------------------------------------
    100,000   NYC GO DIAMONDS                                                    0.000           08/01/2025                   64,696
------------------------------------------------------------------------------------------------------------------------------------
 13,640,000   NYC GO Indexed Inverse Floater                                     4.220(f)        08/01/2014               13,663,188
------------------------------------------------------------------------------------------------------------------------------------
  6,200,000   NYC GO RIBS                                                        6.521(f)        08/13/2009                6,463,500
------------------------------------------------------------------------------------------------------------------------------------
  4,200,000   NYC GO RIBS                                                        6.572(f)        07/29/2010                4,368,000
------------------------------------------------------------------------------------------------------------------------------------
  5,400,000   NYC GO RIBS                                                        6.619(f)        08/22/2013                5,535,000
------------------------------------------------------------------------------------------------------------------------------------
  3,050,000   NYC GO RIBS                                                        6.670(f)        08/01/2015                3,076,687
------------------------------------------------------------------------------------------------------------------------------------
 13,150,000   NYC GO RIBS                                                        7.296(f)        08/01/2013               13,906,125
------------------------------------------------------------------------------------------------------------------------------------
  3,375,000   NYC GO RITES(a)                                                    4.990(f)        05/15/2023                1,913,760
------------------------------------------------------------------------------------------------------------------------------------
  3,500,000   NYC GO RITES(a)                                                    4.990(f)        05/15/2028                1,834,280
------------------------------------------------------------------------------------------------------------------------------------
    303,968   NYC HDC (Albert Einstein Staff Hsg.)                               6.500           12/15/2017                  307,802
------------------------------------------------------------------------------------------------------------------------------------
  1,433,389   NYC HDC (Atlantic Plaza Towers)                                    7.034           02/15/2019                1,481,594

20  |  ROCHESTER FUND MUNICIPALS


  Principal                                                                                                             Market Value
     Amount                                                                     Coupon            Maturity                See Note 1
====================================================================================================================================
New York Continued
$ 1,045,000   NYC HDC (Barclay Avenue)                                           6.450%          04/01/2017              $ 1,045,502
------------------------------------------------------------------------------------------------------------------------------------
  4,055,000   NYC HDC (Barclay Avenue)                                           6.600           04/01/2033                4,056,906
------------------------------------------------------------------------------------------------------------------------------------
    356,809   NYC HDC (Bay Towers)                                               6.500           08/15/2017                  361,263
------------------------------------------------------------------------------------------------------------------------------------
  2,666,704   NYC HDC (Boulevard Towers)                                         6.500           08/15/2017                2,699,505
------------------------------------------------------------------------------------------------------------------------------------
    455,954   NYC HDC (Bridgeview III)                                           6.500           12/15/2017                  461,704
------------------------------------------------------------------------------------------------------------------------------------
    482,122   NYC HDC (Cadman Plaza North)                                       7.000           12/15/2018                  493,274
------------------------------------------------------------------------------------------------------------------------------------
  1,231,884   NYC HDC (Cadman Towers)                                            6.500           11/15/2018                1,254,329
------------------------------------------------------------------------------------------------------------------------------------
    180,650   NYC HDC (Candia House)                                             6.500           06/15/2018                  172,554
------------------------------------------------------------------------------------------------------------------------------------
  3,464,783   NYC HDC (Clinton Towers)                                           6.500           07/15/2017                3,507,469
------------------------------------------------------------------------------------------------------------------------------------
    296,062   NYC HDC (Contello III)                                             7.000           12/15/2018                  305,059
------------------------------------------------------------------------------------------------------------------------------------
  1,428,257   NYC HDC (Cooper Gramercy)                                          6.500           08/15/2017                1,445,825
------------------------------------------------------------------------------------------------------------------------------------
  1,089,749   NYC HDC (Court Plaza)                                              6.500           08/15/2017                1,109,082
------------------------------------------------------------------------------------------------------------------------------------
  1,641,494   NYC HDC (Crown Gardens)                                            7.250           01/15/2019                1,723,980
------------------------------------------------------------------------------------------------------------------------------------
  3,476,257   NYC HDC (East Midtown Plaza)                                       6.500           11/15/2018                3,427,937
------------------------------------------------------------------------------------------------------------------------------------
  3,351,614   NYC HDC (Esplanade Gardens)                                        7.000           01/15/2019                3,454,576
------------------------------------------------------------------------------------------------------------------------------------
     80,072   NYC HDC (Essex Terrace)                                            6.500           07/15/2018                   76,570
------------------------------------------------------------------------------------------------------------------------------------
    489,539   NYC HDC (Forest Park Crescent)                                     6.500           12/15/2017                  495,653
------------------------------------------------------------------------------------------------------------------------------------
  1,598,289   NYC HDC (Gouverneur Gardens)                                       7.034           02/15/2019                1,652,583
------------------------------------------------------------------------------------------------------------------------------------
    351,650   NYC HDC (Heywood Towers)                                           6.500           10/15/2017                  355,990
------------------------------------------------------------------------------------------------------------------------------------
  3,966,171   NYC HDC (Hudsonview Terrace)                                       6.500           09/15/2017                4,014,956
------------------------------------------------------------------------------------------------------------------------------------
  1,120,061   NYC HDC (Janel Towers)                                             6.500           09/15/2017                1,134,073
------------------------------------------------------------------------------------------------------------------------------------
    391,310   NYC HDC (Kingsbridge Arms)                                         6.500           08/15/2017                  396,194
------------------------------------------------------------------------------------------------------------------------------------
    222,351   NYC HDC (Kingsbridge Arms)                                         6.500           11/15/2018                  225,194
------------------------------------------------------------------------------------------------------------------------------------
  1,200,123   NYC HDC (Leader House)                                             6.500           03/15/2018                1,215,125
------------------------------------------------------------------------------------------------------------------------------------
  1,676,857   NYC HDC (Lincoln-Amsterdam)                                        7.250           11/15/2018                1,758,772
------------------------------------------------------------------------------------------------------------------------------------
    199,646   NYC HDC (Middagh St. Studio Apartments)                            6.500           01/15/2018                  202,146
------------------------------------------------------------------------------------------------------------------------------------
  2,601,493   NYC HDC (Montefiore Hospital Hsg. Sec. II)                         6.500           10/15/2017                2,633,596
------------------------------------------------------------------------------------------------------------------------------------
    100,000   NYC HDC (Multifamily Hsg.), Series A                               5.850           05/01/2025                   97,437
------------------------------------------------------------------------------------------------------------------------------------
  38,880,00   NYC HDC (Multifamily Hsg.), Series A                               6.600           04/01/2030               40,593,830
------------------------------------------------------------------------------------------------------------------------------------
     30,000   NYC HDC (Multifamily Hsg.), Series A                               7.300           06/01/2010                   31,176
------------------------------------------------------------------------------------------------------------------------------------
  1,145,000   NYC HDC (Multifamily Hsg.), Series A                               7.350           06/01/2019                1,190,388
------------------------------------------------------------------------------------------------------------------------------------
    775,000   NYC HDC (Multifamily Hsg.), Series C                               5.700           05/01/2031                  724,958
------------------------------------------------------------------------------------------------------------------------------------
    844,792   NYC HDC (New Amsterdam House)                                      6.500           08/15/2018                  807,698
------------------------------------------------------------------------------------------------------------------------------------
    863,566   NYC HDC (New Amsterdam House)                                      6.500           08/15/2018                  863,696
------------------------------------------------------------------------------------------------------------------------------------
  1,047,395   NYC HDC (Riverbend)                                                6.500           11/15/2018                1,060,970
------------------------------------------------------------------------------------------------------------------------------------
  6,453,441   NYC HDC (Riverside Park Community)                                 7.250           11/15/2018                6,777,727
------------------------------------------------------------------------------------------------------------------------------------
    458,225   NYC HDC (RNA House)                                                7.000           12/15/2018                  472,270
------------------------------------------------------------------------------------------------------------------------------------
    656,954   NYC HDC (Robert Fulton Terrace)                                    6.500           12/15/2017                  665,239
------------------------------------------------------------------------------------------------------------------------------------
    239,428   NYC HDC (Rosalie Manning Apartments)                               7.034           11/15/2018                  247,526
------------------------------------------------------------------------------------------------------------------------------------
    636,790   NYC HDC (Scott Tower)                                              7.000           12/15/2018                  633,569
------------------------------------------------------------------------------------------------------------------------------------
    873,646   NYC HDC (Seaview Towers)                                           6.500           01/15/2018                  884,584
------------------------------------------------------------------------------------------------------------------------------------
  1,625,166   NYC HDC (Sky View Towers)                                          6.500           11/15/2018                1,645,936
------------------------------------------------------------------------------------------------------------------------------------
  3,120,000   NYC HDC (South Bronx Cooperatives)                                 8.100           09/01/2023                3,191,822
------------------------------------------------------------------------------------------------------------------------------------
    360,325   NYC HDC (St. Martin Tower)                                         6.500           11/15/2018                  364,996


21  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon            Maturity                See Note 1
====================================================================================================================================
New York Continued
$ 1,660,496   NYC HDC (Stevenson Commons)                                        6.500%          05/15/2018              $ 1,681,402
------------------------------------------------------------------------------------------------------------------------------------
    475,343   NYC HDC (Strycker's Bay Apartments)                                7.034           11/15/2018                  470,462
------------------------------------------------------------------------------------------------------------------------------------
  1,662,874   NYC HDC (Tivoli Towers)                                            6.500           01/15/2018                1,683,894
------------------------------------------------------------------------------------------------------------------------------------
    225,882   NYC HDC (Town House West)                                          6.500           01/15/2018                  228,711
------------------------------------------------------------------------------------------------------------------------------------
    347,088   NYC HDC (Tri-Faith House)                                          7.000           01/15/2019                  357,661
------------------------------------------------------------------------------------------------------------------------------------
  1,472,504   NYC HDC (University River View)                                    6.500           08/15/2017                1,490,881
------------------------------------------------------------------------------------------------------------------------------------
    442,311   NYC HDC (Washington Square Southeast)                              7.500           01/15/2019                  451,064
------------------------------------------------------------------------------------------------------------------------------------
    398,656   NYC HDC (West Side Manor)                                          6.500           11/15/2018                  403,751
------------------------------------------------------------------------------------------------------------------------------------
  4,330,245   NYC HDC (West Village)                                             6.500           11/15/2013                4,376,103
------------------------------------------------------------------------------------------------------------------------------------
    255,261   NYC HDC (Westview Apartments)                                      6.500           10/15/2017                  258,465
------------------------------------------------------------------------------------------------------------------------------------
    590,262   NYC HDC (Woodstock Terrace)                                        7.034           02/15/2019                  584,761
------------------------------------------------------------------------------------------------------------------------------------
  5,205,000   NYC HDC, Series B                                                  5.875           11/01/2018                5,138,428
------------------------------------------------------------------------------------------------------------------------------------
 20,100,000   NYC Health & Hospital Corp.                                        5.250           02/15/2017               18,556,119
------------------------------------------------------------------------------------------------------------------------------------
 26,500,000   NYC Health & Hospital Corp. LEVRRS                                 6.684(f)        02/15/2011               26,765,000
------------------------------------------------------------------------------------------------------------------------------------
  5,875,000   NYC Health & Hospital Corp. RITES(a)                               5.069(f)        02/15/2020                3,446,392
------------------------------------------------------------------------------------------------------------------------------------
    300,000   NYC IDA (A Very Special Place)                                     5.750           01/01/2029                  238,290
------------------------------------------------------------------------------------------------------------------------------------
  3,600,000   NYC IDA (Acme Architectural Products)                              6.375           11/01/2019                3,215,232
------------------------------------------------------------------------------------------------------------------------------------
  1,155,000   NYC IDA (Ahava Dairy Manufacturing Corp.)                          8.000           11/01/2010                1,153,995
------------------------------------------------------------------------------------------------------------------------------------
  5,985,000   NYC IDA (Ahava Dairy Manufacturing Corp.)                          8.500           11/01/2026                5,980,691
------------------------------------------------------------------------------------------------------------------------------------
  1,035,000   NYC IDA (ALA Realty)                                               7.500           12/01/2010                1,056,538
------------------------------------------------------------------------------------------------------------------------------------
  1,450,000   NYC IDA (ALA Realty)                                               8.375           12/01/2015                1,552,993
------------------------------------------------------------------------------------------------------------------------------------
    680,000   NYC IDA (A-Lite Vertical Products)                                 6.750           11/01/2009                  634,052
------------------------------------------------------------------------------------------------------------------------------------
  1,330,000   NYC IDA (A-Lite Vertical Products)                                 7.500           11/01/2019                1,247,753
------------------------------------------------------------------------------------------------------------------------------------
    425,000   NYC IDA (Allied Metal)                                             6.375           12/01/2014                  395,339
------------------------------------------------------------------------------------------------------------------------------------
    940,000   NYC IDA (Allied Metal)                                             7.125           12/01/2027                  875,037
------------------------------------------------------------------------------------------------------------------------------------
  3,475,000   NYC IDA (Amboy Properties)                                         6.750           06/01/2020                3,260,453
------------------------------------------------------------------------------------------------------------------------------------
 29,260,000   NYC IDA (American Airlines)                                        5.400           07/01/2020               24,930,398
------------------------------------------------------------------------------------------------------------------------------------
 29,735,000   NYC IDA (American Airlines)                                        6.900           08/01/2024               30,442,396
------------------------------------------------------------------------------------------------------------------------------------
  2,595,000   NYC IDA (American Airlines)                                        7.750           07/01/2019                2,220,516
------------------------------------------------------------------------------------------------------------------------------------
  1,255,000   NYC IDA (Amplaco Group)(a)                                         7.250           11/01/2008                1,214,212
------------------------------------------------------------------------------------------------------------------------------------
  2,645,000   NYC IDA (Amplaco Group)(a)                                         8.125           11/01/2018                2,559,037
------------------------------------------------------------------------------------------------------------------------------------
  1,635,000   NYC IDA (Atlantic Paste & Glue Co.)                                6.000           11/01/2007                1,542,688
------------------------------------------------------------------------------------------------------------------------------------
  4,620,000   NYC IDA (Atlantic Paste & Glue Co.)                                6.625           11/01/2019                4,173,246
------------------------------------------------------------------------------------------------------------------------------------
  1,160,000   NYC IDA (Atlantic Veal & Lamb)                                     8.375           12/01/2016                1,213,256
------------------------------------------------------------------------------------------------------------------------------------
    525,000   NYC IDA (Bark Frameworks)                                          6.000           11/01/2007                  497,663
------------------------------------------------------------------------------------------------------------------------------------
  1,500,000   NYC IDA (Bark Frameworks)                                          6.750           11/01/2019                1,370,985
------------------------------------------------------------------------------------------------------------------------------------
 11,480,000   NYC IDA (Berkeley Carroll School)                                  6.100           11/01/2028                9,966,592
------------------------------------------------------------------------------------------------------------------------------------
    500,000   NYC IDA (Blood Center)                                             7.200           05/01/2012(p)               541,270
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000   NYC IDA (Blood Center)                                             7.250           05/01/2022(p)             3,252,810
------------------------------------------------------------------------------------------------------------------------------------
 23,895,000   NYC IDA (British Airways)                                          5.250           12/01/2032               19,574,306
------------------------------------------------------------------------------------------------------------------------------------
    130,000   NYC IDA (Brooklyn Heights Montessori School)                       8.400           09/01/2002                  130,220
------------------------------------------------------------------------------------------------------------------------------------
  3,075,000   NYC IDA (Brooklyn Heights Montessori School)                       8.500           01/01/2027                3,320,170
------------------------------------------------------------------------------------------------------------------------------------
    660,000   NYC IDA (Brooklyn Heights Montessori School)                       8.900           09/01/2011                  695,825
------------------------------------------------------------------------------------------------------------------------------------
  1,690,000   NYC IDA (Brooklyn Heights Montessori School)                       9.200           09/01/2021                1,820,502

22  |  ROCHESTER FUND MUNICIPALS

  Principal                                                                                                             Market Value
     Amount                                                                     Coupon            Maturity                See Note 1
====================================================================================================================================
New York Continued

$ 56,285,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                 5.650%          10/01/2027             $ 48,891,965
------------------------------------------------------------------------------------------------------------------------------------
 115,175,000  NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                 5.750           10/01/2036              100,189,581
------------------------------------------------------------------------------------------------------------------------------------
     450,000  NYC IDA (Cellini Furniture Crafters)                               6.625           11/01/2009                  434,979
------------------------------------------------------------------------------------------------------------------------------------
     885,000  NYC IDA (Cellini Furniture Crafters)                               7.125           11/01/2019                  843,847
------------------------------------------------------------------------------------------------------------------------------------
   2,235,000  NYC IDA (Chardan Corp.)                                            7.750           11/01/2020                2,200,447
------------------------------------------------------------------------------------------------------------------------------------
   1,550,000  NYC IDA (CNC Associates NY)                                        6.500           11/01/2007                1,504,213
------------------------------------------------------------------------------------------------------------------------------------
   4,685,000  NYC IDA (CNC Associates NY)                                        7.500           11/01/2019                4,502,988
------------------------------------------------------------------------------------------------------------------------------------
   6,390,000  NYC IDA (College of Aeronautics)                                   5.500           05/01/2028                5,665,246
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000  NYC IDA (College of New Rochelle)                                  5.750           09/01/2017                2,479,600
------------------------------------------------------------------------------------------------------------------------------------
   2,900,000  NYC IDA (College of New Rochelle)                                  5.800           09/01/2026                2,803,227
------------------------------------------------------------------------------------------------------------------------------------
   3,765,000  NYC IDA (Community Hospital of Brooklyn)                           6.875           11/01/2010                3,470,125
------------------------------------------------------------------------------------------------------------------------------------
   3,975,000  NYC IDA (Comprehensive Care Management)                            6.375           11/01/2028                3,391,788
------------------------------------------------------------------------------------------------------------------------------------
   1,575,000  NYC IDA (Comprehensive Care Management)                            6.375           11/01/2028                1,348,373
------------------------------------------------------------------------------------------------------------------------------------
   1,770,000  NYC IDA (Comprehensive Care Management)                            7.875           12/01/2016                1,814,480
------------------------------------------------------------------------------------------------------------------------------------
   1,810,000  NYC IDA (Comprehensive Care Management)                            8.000           12/01/2011                1,877,694
------------------------------------------------------------------------------------------------------------------------------------
   7,750,000  NYC IDA (Crowne Plaza-LaGuardia)                                   6.000           11/01/2028                6,627,335
------------------------------------------------------------------------------------------------------------------------------------
   1,280,000  NYC IDA (Dioni)                                                    6.000           11/01/2007                1,213,018
------------------------------------------------------------------------------------------------------------------------------------
   3,600,000  NYC IDA (Dioni)                                                    6.625           11/01/2019                3,277,296
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000  NYC IDA (Display Creations)                                        9.250           06/01/2008                1,558,575
------------------------------------------------------------------------------------------------------------------------------------
     255,000  NYC IDA (Eden II School)                                           7.750           06/01/2004                  261,084
------------------------------------------------------------------------------------------------------------------------------------
   2,505,000  NYC IDA (Eden II School)                                           8.750           06/01/2019                2,647,810
------------------------------------------------------------------------------------------------------------------------------------
  10,255,000  NYC IDA (Elmhurst Parking Garage)                                  7.500           07/30/2003               10,679,967
------------------------------------------------------------------------------------------------------------------------------------
   3,705,000  NYC IDA (Friends Seminary School)                                  7.000           12/01/2017                3,770,986
------------------------------------------------------------------------------------------------------------------------------------
   3,280,000  NYC IDA (Gabrielli Truck Sales)                                    8.125           12/01/2017                3,366,067
------------------------------------------------------------------------------------------------------------------------------------
   2,325,000  NYC IDA (Gateway School of NY)                                     6.200           11/01/2012                2,178,734
------------------------------------------------------------------------------------------------------------------------------------
   2,265,000  NYC IDA (Gateway School of NY)                                     6.500           11/01/2019                2,102,599
------------------------------------------------------------------------------------------------------------------------------------
   2,175,000  NYC IDA (Good Shepherd Services)                                   5.875           06/01/2014                2,022,424
------------------------------------------------------------------------------------------------------------------------------------
   1,235,000  NYC IDA (Graphic Artists)                                          8.250           12/30/2023                1,283,153
------------------------------------------------------------------------------------------------------------------------------------
     740,000  NYC IDA (Gutmann Plastics)                                         7.750           12/01/2007                  730,831
------------------------------------------------------------------------------------------------------------------------------------
   2,205,000  NYC IDA (Hebrew Academy)                                          10.000           03/01/2021                2,328,083
------------------------------------------------------------------------------------------------------------------------------------
     640,000  NYC IDA (Herbert G. Birch Childhood Project)                       7.375           02/01/2009                  651,770
------------------------------------------------------------------------------------------------------------------------------------
   2,195,000  NYC IDA (Herbert G. Birch Childhood Project)                       8.375           02/01/2022                2,329,027
------------------------------------------------------------------------------------------------------------------------------------
      80,000  NYC IDA (HiTech Res Rec)                                           8.750           08/01/2000                   80,062
------------------------------------------------------------------------------------------------------------------------------------
     695,000  NYC IDA (HiTech Res Rec)                                           9.250           08/01/2008                  716,906
------------------------------------------------------------------------------------------------------------------------------------
   5,000,000  NYC IDA (Holiday Inn/JFK Airport)                                  6.000           11/01/2028                4,275,700
------------------------------------------------------------------------------------------------------------------------------------
     220,000  NYC IDA (House of Spices)                                          9.000           10/15/2001                  224,510
------------------------------------------------------------------------------------------------------------------------------------
   2,140,000  NYC IDA (House of Spices)                                          9.250           10/15/2011                2,232,619
------------------------------------------------------------------------------------------------------------------------------------
   3,170,000  NYC IDA (Japan Airlines)                                           6.000           11/01/2015                3,283,359
------------------------------------------------------------------------------------------------------------------------------------
   6,040,000  NYC IDA (JBFS)                                                     6.750           12/15/2012                6,096,232
------------------------------------------------------------------------------------------------------------------------------------
   1,605,000  NYC IDA (Julia Gray)                                               7.500           11/01/2020                1,571,279
------------------------------------------------------------------------------------------------------------------------------------
   1,675,000  NYC IDA (Koenig Iron Works)                                        8.375           12/01/2025                1,762,066
------------------------------------------------------------------------------------------------------------------------------------
   2,380,000  NYC IDA (L&M Optical Disc)                                         7.125           11/01/2010                2,368,528
------------------------------------------------------------------------------------------------------------------------------------
   3,025,000  NYC IDA (Little Red Schoolhouse)                                   6.750           11/01/2018                2,755,230
------------------------------------------------------------------------------------------------------------------------------------
     805,000  NYC IDA (Lucky Polyethylene Manufacturing Co.)                     7.000           11/01/2009                  787,733


23  |  ROCHESTER FUND MUNICIPALS


STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon            Maturity                See Note 1
====================================================================================================================================
New York Continued

$ 2,995,000   NYC IDA (Lucky Polyethylene Manufacturing Co.)                     7.800%          11/01/2024              $ 2,912,937
------------------------------------------------------------------------------------------------------------------------------------
  3,400,000   NYC IDA (Marymount Manhattan College)                              7.000           07/01/2023(p)             3,619,946
------------------------------------------------------------------------------------------------------------------------------------
 19,335,000   NYC IDA (MediSys Health Network)                                   6.250           03/15/2024               17,727,488
------------------------------------------------------------------------------------------------------------------------------------
  2,510,000   NYC IDA (Mesorah Publications)                                     6.450           02/01/2011                2,470,116
------------------------------------------------------------------------------------------------------------------------------------
  4,790,000   NYC IDA (Mesorah Publications)                                     6.950           02/01/2021                4,665,795
------------------------------------------------------------------------------------------------------------------------------------
  2,275,000   NYC IDA (Morrisons Pastry)                                         6.500           11/01/2019                2,066,997
------------------------------------------------------------------------------------------------------------------------------------
  5,070,000   NYC IDA (Nekboh)                                                   9.625           05/01/2011                5,183,112
------------------------------------------------------------------------------------------------------------------------------------
 10,600,000   NYC IDA (Northwest Airlines)                                       6.000           06/01/2027                9,415,768
------------------------------------------------------------------------------------------------------------------------------------
    740,000   NYC IDA (NY Hostel Co.)                                            6.750           01/01/2004                  735,464
------------------------------------------------------------------------------------------------------------------------------------
  4,400,000   NYC IDA (NY Hostel Co.)                                            7.600           01/01/2017                4,385,656
------------------------------------------------------------------------------------------------------------------------------------
    695,000   NYC IDA (NY Vanities & Manufacturing)                              7.000           11/01/2009                  662,523
------------------------------------------------------------------------------------------------------------------------------------
  1,405,000   NYC IDA (NY Vanities & Manufacturing)                              7.500           11/01/2019                1,318,115
------------------------------------------------------------------------------------------------------------------------------------
  2,030,000   NYC IDA (NYC Outward Bound Center)                                 7.250           11/01/2010                2,070,072
------------------------------------------------------------------------------------------------------------------------------------
  3,435,000   NYC IDA (Ohel Children's Home & Family Services)                   8.250           03/15/2023(p)             3,797,736
------------------------------------------------------------------------------------------------------------------------------------
    960,000   NYC IDA (Paradise Products)                                        7.125           11/01/2007                  951,830
------------------------------------------------------------------------------------------------------------------------------------
  4,475,000   NYC IDA (Paradise Products)                                        8.250           11/01/2022                4,589,515
------------------------------------------------------------------------------------------------------------------------------------
  1,525,000   NYC IDA (Petrocelli Electric)                                      7.250           11/01/2007                1,532,289
------------------------------------------------------------------------------------------------------------------------------------
    425,000   NYC IDA (Petrocelli Electric)                                      7.250           11/01/2008                  427,235
------------------------------------------------------------------------------------------------------------------------------------
  3,780,000   NYC IDA (Petrocelli Electric)                                      8.000           11/01/2017                3,864,218
------------------------------------------------------------------------------------------------------------------------------------
    940,000   NYC IDA (Petrocelli Electric)                                      8.000           11/01/2018                  962,231
------------------------------------------------------------------------------------------------------------------------------------
    785,000   NYC IDA (Pop Display)                                              6.750           12/15/2004                  800,041
------------------------------------------------------------------------------------------------------------------------------------
  2,645,000   NYC IDA (Pop Display)                                              7.900           12/15/2014                2,759,555
------------------------------------------------------------------------------------------------------------------------------------
  1,910,000   NYC IDA (Precision Gear)                                           6.375           11/01/2024                1,727,194
------------------------------------------------------------------------------------------------------------------------------------
  2,240,000   NYC IDA (Precision Gear)                                           6.375           11/01/2024                2,025,610
------------------------------------------------------------------------------------------------------------------------------------
    930,000   NYC IDA (Precision Gear)                                           7.625           11/01/2024                  917,073
------------------------------------------------------------------------------------------------------------------------------------
    815,000   NYC IDA (PRFF)                                                     7.000           10/01/2016                  841,610
------------------------------------------------------------------------------------------------------------------------------------
  1,490,000   NYC IDA (Priority Mailers)                                         9.000           03/01/2010                1,538,589
------------------------------------------------------------------------------------------------------------------------------------
    710,000   NYC IDA (Promotional Slideguide)                                   7.500           12/01/2010                  722,524
------------------------------------------------------------------------------------------------------------------------------------
  1,065,000   NYC IDA (Promotional Slideguide)                                   7.875           12/01/2015                1,100,848
------------------------------------------------------------------------------------------------------------------------------------
    630,000   NYC IDA (Psycho Therapy)                                           9.625           04/01/2010                  643,545
------------------------------------------------------------------------------------------------------------------------------------
  3,705,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                       6.250           11/01/2014                3,381,220
------------------------------------------------------------------------------------------------------------------------------------
  8,595,000   NYC IDA (Riverdale Terrace Hsg. Devel. Fund)                       6.750           11/01/2028                7,675,335
------------------------------------------------------------------------------------------------------------------------------------
  2,170,000   NYC IDA (Sahadi Fine Foods)                                        6.250           11/01/2009                2,071,287
------------------------------------------------------------------------------------------------------------------------------------
  4,085,000   NYC IDA (Sahadi Fine Foods)                                        6.750           11/01/2019                3,860,774
------------------------------------------------------------------------------------------------------------------------------------
  4,555,000   NYC IDA (Sequins International)                                    8.950           01/30/2016                4,764,849
------------------------------------------------------------------------------------------------------------------------------------
  4,255,000   NYC IDA (Special Needs Facilities Pooled Program)                  6.650           07/01/2023                3,850,690
------------------------------------------------------------------------------------------------------------------------------------
  1,830,000   NYC IDA (Special Needs Facilities Pooled Program)                  7.125           08/01/2006                1,814,665
------------------------------------------------------------------------------------------------------------------------------------
  7,010,000   NYC IDA (Special Needs Facilities Pooled Program)                  7.875           08/01/2025                6,906,042
------------------------------------------------------------------------------------------------------------------------------------
  5,115,000   NYC IDA (St. Bernard's School)                                     7.000           12/01/2021                5,228,604
------------------------------------------------------------------------------------------------------------------------------------
  4,140,000   NYC IDA (St. Christopher Ottilie)                                  7.500           07/01/2021                4,283,534
------------------------------------------------------------------------------------------------------------------------------------
    585,000   NYC IDA (Streamline Plastics)                                      7.750           12/01/2015                  594,413
------------------------------------------------------------------------------------------------------------------------------------
  1,275,000   NYC IDA (Streamline Plastics)                                      8.125           12/01/2025                1,317,100
------------------------------------------------------------------------------------------------------------------------------------
    130,000   NYC IDA (Summit School)                                            7.250           12/01/2004                  131,290
------------------------------------------------------------------------------------------------------------------------------------
  1,485,000   NYC IDA (Summit School)                                            8.250           12/01/2024                1,543,940

24  |  ROCHESTER FUND MUNICIPALS

  Principal                                                                                                             Market Value
     Amount                                                                     Coupon            Maturity                See Note 1
====================================================================================================================================
New York Continued
$ 5,500,000   NYC IDA (Terminal One Group Association)                           6.000%          01/01/2019              $ 5,537,070
------------------------------------------------------------------------------------------------------------------------------------
  5,525,000   NYC IDA (Terminal One Group Association)                           6.125           01/01/2024                5,565,940
------------------------------------------------------------------------------------------------------------------------------------
 12,250,000   NYC IDA (Touro College)                                            6.350           06/01/2029               11,394,092
------------------------------------------------------------------------------------------------------------------------------------
  4,485,000   NYC IDA (Ulano)                                                    6.900           11/01/2019                4,275,192
------------------------------------------------------------------------------------------------------------------------------------
     90,000   NYC IDA (Ultimate Display)                                         8.750           10/15/2000                   90,540
------------------------------------------------------------------------------------------------------------------------------------
  1,910,000   NYC IDA (Ultimate Display)                                         9.000           10/15/2011                1,993,410
------------------------------------------------------------------------------------------------------------------------------------
 10,465,000   NYC IDA (United Air Lines)                                         5.650           10/01/2032                8,827,541
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000   NYC IDA (United Nations School)                                    6.350           12/01/2015                  950,400
------------------------------------------------------------------------------------------------------------------------------------
  1,720,000   NYC IDA (Urban Health Plan)                                        6.250           09/15/2009                1,625,108
------------------------------------------------------------------------------------------------------------------------------------
  9,830,000   NYC IDA (Urban Health Plan)                                        7.050           09/15/2026                8,938,419
------------------------------------------------------------------------------------------------------------------------------------
    230,000   NYC IDA (Utleys)                                                   6.625           11/01/2006                  224,353
------------------------------------------------------------------------------------------------------------------------------------
  1,335,000   NYC IDA (Utleys)                                                   7.375           11/01/2023                1,283,349
------------------------------------------------------------------------------------------------------------------------------------
  1,180,000   NYC IDA (Van Blarcom Closures)                                     7.125           11/01/2007                1,181,971
------------------------------------------------------------------------------------------------------------------------------------
  2,965,000   NYC IDA (Van Blarcom Closures)                                     8.000           11/01/2017                3,041,764
------------------------------------------------------------------------------------------------------------------------------------
  1,125,000   NYC IDA (Visual Display)                                           7.250           11/01/2008                1,063,609
------------------------------------------------------------------------------------------------------------------------------------
  2,375,000   NYC IDA (Visual Display)                                           8.325           11/01/2018                2,223,902
------------------------------------------------------------------------------------------------------------------------------------
  1,300,000   NYC IDA (Visy Paper)                                               7.550           01/01/2005                1,320,566
------------------------------------------------------------------------------------------------------------------------------------
 10,500,000   NYC IDA (Visy Paper)                                               7.800           01/01/2016               10,994,445
------------------------------------------------------------------------------------------------------------------------------------
 26,750,000   NYC IDA (Visy Paper)                                               7.950           01/01/2028               28,081,882
------------------------------------------------------------------------------------------------------------------------------------
  1,660,000   NYC IDA (World Casing Corp.)                                       6.700           11/01/2019                1,604,490
------------------------------------------------------------------------------------------------------------------------------------
    530,000   NYC Municipal Water Finance Authority                              0.000           06/15/2018                  185,733
------------------------------------------------------------------------------------------------------------------------------------
    530,000   NYC Municipal Water Finance Authority                              0.000           06/15/2019                  173,914
------------------------------------------------------------------------------------------------------------------------------------
  6,030,000   NYC Municipal Water Finance Authority                              0.000           06/15/2020                1,851,331
------------------------------------------------------------------------------------------------------------------------------------
     75,000   NYC Municipal Water Finance Authority                              5.500           06/15/2023                   72,301
------------------------------------------------------------------------------------------------------------------------------------
     65,000   NYC Municipal Water Finance Authority                              5.500           06/15/2027                   62,356
------------------------------------------------------------------------------------------------------------------------------------
     40,000   NYC Municipal Water Finance Authority                              5.750           06/15/2020                   40,049
------------------------------------------------------------------------------------------------------------------------------------
 12,500,000   NYC Municipal Water Finance Authority IRS                          6.520(f)        06/15/2013               12,125,000
------------------------------------------------------------------------------------------------------------------------------------
 30,000,000   NYC Municipal Water Finance Authority IVRC(a)                      6.745(f)        06/15/2017               30,937,500
------------------------------------------------------------------------------------------------------------------------------------
 10,000,000   NYC Municipal Water Finance Authority LEVRRS                       6.712(f)        06/15/2019                9,825,000
------------------------------------------------------------------------------------------------------------------------------------
  4,775,000   NYC Municipal Water Finance Authority RITES(a)                     5.079(f)        06/15/2021                2,860,129
------------------------------------------------------------------------------------------------------------------------------------
  2,805,000   NYC Municipal Water Finance Authority RITES(a)                     5.079(f)        06/15/2027                1,523,115
------------------------------------------------------------------------------------------------------------------------------------
 18,240,000   NYC Municipal Water Finance Authority RITES(a)                     5.569(f)        06/15/2030               10,756,128
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   NYC Municipal Water Finance Authority RITES(a)                     5.579(f)        06/15/2030                2,948,500
------------------------------------------------------------------------------------------------------------------------------------
  4,030,000   NYC Municipal Water Finance Authority RITES(a)                     5.579(f)        06/15/2030                2,376,491
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   NYC Municipal Water Finance Authority RITES(a)                     5.579(f)        06/15/2030                2,948,500
------------------------------------------------------------------------------------------------------------------------------------
  2,150,000   NYC TFA RITES(a)                                                   5.069(f)        08/15/2027                1,142,295
------------------------------------------------------------------------------------------------------------------------------------
 10,000,000   NYC TFA, Series B                                                  4.750           11/15/2023                8,556,500
------------------------------------------------------------------------------------------------------------------------------------
 21,109,301   NYS Certificate of Lease(a)                                        5.875           01/02/2023               18,764,481
------------------------------------------------------------------------------------------------------------------------------------
    160,000   NYS COP (BOCES)(a)                                                 7.875           10/01/2000                  160,946
------------------------------------------------------------------------------------------------------------------------------------
    100,000   NYS COP (Hanson Redevelopment)                                     8.250           11/01/2001                  102,263
------------------------------------------------------------------------------------------------------------------------------------
     10,000   NYS DA (Bethel Springvale Home)                                    6.000           02/01/2035                   10,083
------------------------------------------------------------------------------------------------------------------------------------
  2,450,000   NYS DA (Brookdale Hospital)                                        5.200           02/15/2015                2,321,718
------------------------------------------------------------------------------------------------------------------------------------
 11,615,000   NYS DA (Brooklyn Hospital)                                         5.200           02/01/2039               10,301,111
------------------------------------------------------------------------------------------------------------------------------------
 14,360,000   NYS DA (Buena Vida Nursing Home)                                   5.250           07/01/2028               12,907,773


25  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$  8,435,000  NYS DA (Center for Nursing)                                        5.550%          08/01/2037              $ 7,892,629
------------------------------------------------------------------------------------------------------------------------------------
   1,100,000  NYS DA (Chapel Oaks)                                               5.375           07/01/2017                1,053,899
------------------------------------------------------------------------------------------------------------------------------------
   2,855,000  NYS DA (Chapel Oaks)                                               5.450           07/01/2026                2,661,973
------------------------------------------------------------------------------------------------------------------------------------
   1,485,000  NYS DA (City University)                                           5.000           07/01/2028                1,272,289
------------------------------------------------------------------------------------------------------------------------------------
  12,930,000  NYS DA (City University)                                           5.250           07/01/2025               11,674,626
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Concord Nursing Home)                                      6.500           07/01/2029                2,574,575
------------------------------------------------------------------------------------------------------------------------------------
      20,000  NYS DA (Cornell University)                                        7.375           07/01/2030(p)                20,402
------------------------------------------------------------------------------------------------------------------------------------
   4,750,000  NYS DA (Dept. of Health)                                           5.000           07/01/2024                4,114,687
------------------------------------------------------------------------------------------------------------------------------------
     410,000  NYS DA (Dept. of Health)                                           5.500           07/01/2020                  390,197
------------------------------------------------------------------------------------------------------------------------------------
     525,000  NYS DA (Dept. of Health)                                           5.500           07/01/2021                  497,180
------------------------------------------------------------------------------------------------------------------------------------
     150,000  NYS DA (Dept. of Health)                                           5.500           07/01/2025                  139,527
------------------------------------------------------------------------------------------------------------------------------------
   6,480,000  NYS DA (Frances Schervier Home & Hospital)                         5.500           07/01/2027                6,016,810
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Grace Manor Health Care Facility)                          6.150           07/01/2018                1,025,690
------------------------------------------------------------------------------------------------------------------------------------
   2,000,000  NYS DA (Highland Hospital)                                         5.450           08/01/2037                1,855,680
------------------------------------------------------------------------------------------------------------------------------------
  10,600,000  NYS DA (Hospital for Special Surgery)                              5.000           02/01/2038                9,072,858
------------------------------------------------------------------------------------------------------------------------------------
 140,510,000  NYS DA (Insured Hospital)                                          0.000           08/15/2036               15,599,420
------------------------------------------------------------------------------------------------------------------------------------
   5,735,000  NYS DA (Interfaith Medical Center)                                 5.300           02/15/2019                5,345,766
------------------------------------------------------------------------------------------------------------------------------------
  38,650,000  NYS DA (Interfaith Medical Center)                                 5.400           02/15/2028               35,459,056
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000  NYS DA (Jones Memorial Hospital)                                   5.375           08/01/2034                  920,760
------------------------------------------------------------------------------------------------------------------------------------
      35,000  NYS DA (KMH Homes)                                                 6.950           08/01/2031                   36,342
------------------------------------------------------------------------------------------------------------------------------------
   3,450,000  NYS DA (L.I. University)                                           5.125           09/01/2023                3,108,312
------------------------------------------------------------------------------------------------------------------------------------
   1,400,000  NYS DA (L.I. University)                                           5.250           09/01/2028                1,277,052
------------------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (Lakeside Memorial Hospital)                                6.000           02/01/2021                   25,317
------------------------------------------------------------------------------------------------------------------------------------
   9,650,000  NYS DA (LSSUNY) RITES(a)                                           5.613(f)        02/01/2038                7,974,374
------------------------------------------------------------------------------------------------------------------------------------
  23,300,000  NYS DA (Menorah Home & Hospital)                                   5.150           08/01/2038               20,637,975
------------------------------------------------------------------------------------------------------------------------------------
   3,115,000  NYS DA (Menorah Home & Hospital) RITES(a)                          5.449(f)        08/01/2038                1,793,928
------------------------------------------------------------------------------------------------------------------------------------
   4,625,000  NYS DA (Mental Health) RITES(a)                                    5.079(f)        02/15/2023                2,590,647
------------------------------------------------------------------------------------------------------------------------------------
   2,810,000  NYS DA (Mental Health) RITES(a)                                    5.079(f)        02/15/2028                1,451,140
------------------------------------------------------------------------------------------------------------------------------------
   3,465,000  NYS DA (Millard Hospital)                                          5.375           02/01/2032                3,202,838
------------------------------------------------------------------------------------------------------------------------------------
   3,180,000  NYS DA (Miriam Osborn Memorial Home Association)                   6.375           07/01/2029                3,230,657
------------------------------------------------------------------------------------------------------------------------------------
   1,500,000  NYS DA (Montefiore Medical Center)                                 5.500           08/01/2038                1,414,725
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000  NYS DA (Mount Sinai NYU Health Obligated Group)                    6.000           07/01/2013                2,569,950
------------------------------------------------------------------------------------------------------------------------------------
  19,695,000  NYS DA (Mount Sinai NYU Health Obligated Group)                    6.500           07/01/2025               20,327,603
------------------------------------------------------------------------------------------------------------------------------------
  42,630,000  NYS DA (Mount Sinai NYU Health Obligated Group)                    6.600           07/01/2026               43,480,042
------------------------------------------------------------------------------------------------------------------------------------
   8,820,000  NYS DA (Mount Sinai NYU Health Obligated Group)                    6.625           07/01/2019                9,313,920
------------------------------------------------------------------------------------------------------------------------------------
  15,000,000  NYS DA (Mount Sinai NYU Health Obligated Group)                    6.750           07/01/2020               15,952,500
------------------------------------------------------------------------------------------------------------------------------------
   2,850,000  NYS DA (Municipal Health Facilities) RITES(a)                      5.079(f)        01/15/2023                1,599,135
------------------------------------------------------------------------------------------------------------------------------------
   9,800,000  NYS DA (North General Hospital)                                    5.300           02/15/2019                9,134,874
------------------------------------------------------------------------------------------------------------------------------------
  29,440,000  NYS DA (NY & Presbyterian Hospital)                                4.750           08/01/2027               24,814,976
------------------------------------------------------------------------------------------------------------------------------------
  15,120,000  NYS DA (NY & Presbyterian Hospital)                                5.000           08/01/2032               13,148,352
------------------------------------------------------------------------------------------------------------------------------------
   2,200,000  NYS DA (NY & Presbyterian Hospital)                                6.500           08/01/2034                2,276,978
------------------------------------------------------------------------------------------------------------------------------------
   6,700,000  NYS DA (NY Downtown Hospital)                                      5.300           02/15/2020                6,220,414
------------------------------------------------------------------------------------------------------------------------------------
   7,000,000  NYS DA (NY Hospital Medical Center)                                5.600           02/15/2039                6,645,590
------------------------------------------------------------------------------------------------------------------------------------
      25,000  NYS DA (NY Medical College)                                        6.875           07/01/2021(p)                26,533


26  |  ROCHESTER FUND MUNICIPALS


  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$13,561,483   NYS DA (Our Lady of Mercy Medical Center) Computer Lease(a)        6.200%          08/15/2006              $13,208,207
------------------------------------------------------------------------------------------------------------------------------------
  1,185,000   NYS DA (Park Ridge Hsg.)                                           7.850           02/01/2029                1,199,362
------------------------------------------------------------------------------------------------------------------------------------
 12,750,000   NYS DA (Rochester General Hospital) RITES(a)                       6.315(f)        08/01/2033               11,706,795
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   NYS DA (Ryan-Clinton Community Health Center)                      6.100           07/01/2019                5,126,750
------------------------------------------------------------------------------------------------------------------------------------
    600,000   NYS DA (Sarah Neumann Home)                                        5.450           08/01/2027                  565,140
------------------------------------------------------------------------------------------------------------------------------------
  3,045,000   NYS DA (Special Surgery) RITES(a)                                  5.079(f)        02/01/2028                1,530,112
------------------------------------------------------------------------------------------------------------------------------------
  4,500,000   NYS DA (St. Agnes Hospital)                                        5.300           02/15/2019                4,194,585
------------------------------------------------------------------------------------------------------------------------------------
  9,000,000   NYS DA (St. Agnes Hospital)                                        5.400           02/15/2025                8,314,650
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000   NYS DA (St. Barnabas Hospital)                                     5.450           08/01/2035                2,791,170
------------------------------------------------------------------------------------------------------------------------------------
  1,500,000   NYS DA (St. Clare's Hospital)                                      5.300           02/15/2019                1,398,195
------------------------------------------------------------------------------------------------------------------------------------
  2,970,000   NYS DA (St. Clare's Hospital)                                      5.400           02/15/2025                2,743,834
------------------------------------------------------------------------------------------------------------------------------------
  2,580,000   NYS DA (St. James Mercy Hospital)                                  5.400           02/01/2038                2,355,153
------------------------------------------------------------------------------------------------------------------------------------
  1,500,000   NYS DA (St. Thomas Aquinas College)                                5.250           07/01/2028                1,339,020
------------------------------------------------------------------------------------------------------------------------------------
  3,885,000   NYS DA (St. Vincent's Hospital)                                    5.300           07/01/2018                3,663,516
------------------------------------------------------------------------------------------------------------------------------------
     30,000   NYS DA (St. Vincent's Hospital)                                    7.400           08/01/2030                   31,253
------------------------------------------------------------------------------------------------------------------------------------
     50,000   NYS DA (State University Educational Facilities)                   0.000           05/15/2007                   34,978
------------------------------------------------------------------------------------------------------------------------------------
     30,000   NYS DA (State University Educational Facilities)                   6.000           05/15/2017                   30,004
------------------------------------------------------------------------------------------------------------------------------------
  3,315,000   NYS DA (Suffolk County Judicial Facilities)                        9.500           04/15/2014                3,792,890
------------------------------------------------------------------------------------------------------------------------------------
  3,500,000   NYS DA (Teresian House)                                            5.250           07/01/2017                3,256,085
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   NYS DA (Upstate Community Colleges)                                5.000           07/01/2028                4,271,900
------------------------------------------------------------------------------------------------------------------------------------
     50,000   NYS DA (Upstate Community Colleges)                                5.700           07/01/2021                   48,541
------------------------------------------------------------------------------------------------------------------------------------
  1,700,000   NYS DA (Vassar Brothers)                                           5.375           07/01/2025                1,589,330
------------------------------------------------------------------------------------------------------------------------------------
  2,250,000   NYS DA (Victory Memorial Hospital)                                 5.500           08/01/2038                2,102,737
------------------------------------------------------------------------------------------------------------------------------------
 32,915,000   NYS DA (Wyckoff Heights Medical Center)                            5.300           08/15/2021               30,355,200
------------------------------------------------------------------------------------------------------------------------------------
  1,840,000   NYS EFC (Consolidated Water)                                       7.150           11/01/2014                1,887,178
------------------------------------------------------------------------------------------------------------------------------------
  7,500,000   NYS EFC (NYS Water Services)                                       8.375           01/15/2020                7,713,300
------------------------------------------------------------------------------------------------------------------------------------
  8,955,000   NYS EFC (Occidental Petroleum)                                     5.700           09/01/2028                7,877,355
------------------------------------------------------------------------------------------------------------------------------------
 15,300,000   NYS EFC (Occidental Petroleum)                                     6.100           11/01/2030               14,300,910
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   NYS ERDA (Brooklyn Union Gas)                                      6.750           02/01/2024                5,225,050
------------------------------------------------------------------------------------------------------------------------------------
  1,700,000   NYS ERDA (Brooklyn Union Gas) RIBS                                 6.474(f)        07/08/2026                1,502,375
------------------------------------------------------------------------------------------------------------------------------------
  7,000,000   NYS ERDA (Brooklyn Union Gas) RIBS                                 7.869(f)        04/01/2020                7,525,000
------------------------------------------------------------------------------------------------------------------------------------
 10,300,000   NYS ERDA (Brooklyn Union Gas) RIBS                                 8.956(f)        07/01/2026               11,677,625
------------------------------------------------------------------------------------------------------------------------------------
    290,000   NYS ERDA (Con Ed)                                                  6.375           12/01/2027                  295,000
------------------------------------------------------------------------------------------------------------------------------------
  3,135,000   NYS ERDA (Con Ed)                                                  6.750           01/15/2027                3,164,971
------------------------------------------------------------------------------------------------------------------------------------
  8,010,000   NYS ERDA (Con Ed)                                                  7.125           12/01/2029                8,640,707
------------------------------------------------------------------------------------------------------------------------------------
     50,000   NYS ERDA (Con Ed)                                                  7.500           01/01/2026                   50,600
------------------------------------------------------------------------------------------------------------------------------------
    600,000   NYS ERDA (Con Ed)(a)                                               7.500           01/01/2026                  612,750
------------------------------------------------------------------------------------------------------------------------------------
  9,350,000   NYS ERDA (Con Ed) RITES(a)                                         5.513(f)        08/15/2020                8,210,422
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   NYS ERDA (LILCO)                                                   5.150           03/01/2016                4,586,500
------------------------------------------------------------------------------------------------------------------------------------
  7,500,000   NYS ERDA (LILCO)                                                   5.300           11/01/2023                6,774,150
------------------------------------------------------------------------------------------------------------------------------------
    300,000   NYS ERDA (LILCO)                                                   5.300           10/01/2024                  270,102
------------------------------------------------------------------------------------------------------------------------------------
  2,500,000   NYS ERDA (LILCO)                                                   5.300           08/01/2025                2,244,300
------------------------------------------------------------------------------------------------------------------------------------
 14,810,000   NYS ERDA (LILCO)                                                   7.150           09/01/2019(p)            15,712,669
------------------------------------------------------------------------------------------------------------------------------------
 11,740,000   NYS ERDA (LILCO)                                                   7.150           09/01/2019               12,260,082


27  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$ 2,575,000   NYS ERDA (LILCO)                                                   7.150%          06/01/2020(p)           $ 2,731,946
------------------------------------------------------------------------------------------------------------------------------------
 12,625,000   NYS ERDA (LILCO)                                                   7.150           06/01/2020               13,184,287
------------------------------------------------------------------------------------------------------------------------------------
  7,545,000   NYS ERDA (LILCO)                                                   7.150           12/01/2020(p)             8,004,868
------------------------------------------------------------------------------------------------------------------------------------
  4,355,000   NYS ERDA (LILCO)                                                   7.150           12/01/2020                4,547,926
------------------------------------------------------------------------------------------------------------------------------------
 11,115,000   NYS ERDA (LILCO)                                                   7.150           02/01/2022(p)            11,792,459
------------------------------------------------------------------------------------------------------------------------------------
  4,180,000   NYS ERDA (LILCO)                                                   7.150           02/01/2022                4,365,174
------------------------------------------------------------------------------------------------------------------------------------
  3,485,000   NYS ERDA (NIMO) RITES(a)                                           5.679(f)        11/01/2025                2,208,026
------------------------------------------------------------------------------------------------------------------------------------
    400,000   NYS ERDA (NYSEG)                                                   5.700           12/01/2028                  386,132
------------------------------------------------------------------------------------------------------------------------------------
     30,000   NYS ERDA (NYSEG)                                                   5.950           12/01/2027                   29,750
------------------------------------------------------------------------------------------------------------------------------------
  3,625,000   NYS ERDA (RG&E) Residual Certificates(a)                           8.380(f)        09/01/2033                3,575,700
------------------------------------------------------------------------------------------------------------------------------------
  3,555,000   NYS HFA (Children's Rescue)                                        7.625           05/01/2018                3,672,955
------------------------------------------------------------------------------------------------------------------------------------
  2,200,000   NYS HFA (Dominican Village)                                        6.600           08/15/2027                2,288,594
------------------------------------------------------------------------------------------------------------------------------------
     20,000   NYS HFA (General Hsg.)                                             6.600           11/01/2008                   20,427
------------------------------------------------------------------------------------------------------------------------------------
 12,230,000   NYS HFA (HELP-Bronx Hsg.)                                          8.050           11/01/2005               12,488,787
------------------------------------------------------------------------------------------------------------------------------------
  1,210,000   NYS HFA (HELP-Suffolk Hsg.)                                        8.100           11/01/2005                1,211,609
------------------------------------------------------------------------------------------------------------------------------------
      2,000   NYS HFA (Hospital & Nursing Home)                                  6.875           11/01/2010(p)                 2,264
------------------------------------------------------------------------------------------------------------------------------------
    205,000   NYS HFA (Hospital & Nursing Home)                                  7.000           11/01/2017(p)               231,500
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Meadow Manor)                                             7.750           11/01/2019                    5,011
------------------------------------------------------------------------------------------------------------------------------------
  9,730,000   NYS HFA (Multifamily Hsg.)                                         0.000           11/01/2014                4,151,694
------------------------------------------------------------------------------------------------------------------------------------
 14,590,000   NYS HFA (Multifamily Hsg.)                                         0.000           11/01/2015                5,771,074
------------------------------------------------------------------------------------------------------------------------------------
     50,000   NYS HFA (Multifamily Hsg.)                                         0.000           11/01/2016                   18,470
------------------------------------------------------------------------------------------------------------------------------------
 12,695,000   NYS HFA (Multifamily Hsg.)                                         0.000           11/01/2017                4,375,205
------------------------------------------------------------------------------------------------------------------------------------
    745,000   NYS HFA (Multifamily Hsg.)                                         5.250           11/15/2028                  648,306
------------------------------------------------------------------------------------------------------------------------------------
  1,340,000   NYS HFA (Multifamily Hsg.)                                         5.300           08/15/2024                1,188,446
------------------------------------------------------------------------------------------------------------------------------------
  1,700,000   NYS HFA (Multifamily Hsg.)                                         5.300           11/15/2039                1,455,659
------------------------------------------------------------------------------------------------------------------------------------
  2,860,000   NYS HFA (Multifamily Hsg.)                                         5.350           08/15/2031                2,505,074
------------------------------------------------------------------------------------------------------------------------------------
  1,135,000   NYS HFA (Multifamily Hsg.)                                         5.400           08/15/2031                1,001,876
------------------------------------------------------------------------------------------------------------------------------------
  2,075,000   NYS HFA (Multifamily Hsg.)                                         5.500           08/15/2030                1,885,635
------------------------------------------------------------------------------------------------------------------------------------
  1,215,000   NYS HFA (Multifamily Hsg.)                                         5.550           08/15/2019                1,131,007
------------------------------------------------------------------------------------------------------------------------------------
  1,385,000   NYS HFA (Multifamily Hsg.)                                         5.600           08/15/2019                1,296,969
------------------------------------------------------------------------------------------------------------------------------------
  1,255,000   NYS HFA (Multifamily Hsg.)                                         5.650           08/15/2030                1,166,083
------------------------------------------------------------------------------------------------------------------------------------
  3,200,000   NYS HFA (Multifamily Hsg.)                                         5.650           08/15/2030                2,973,280
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000   NYS HFA (Multifamily Hsg.)                                         5.650           08/15/2031                  928,360
------------------------------------------------------------------------------------------------------------------------------------
    500,000   NYS HFA (Multifamily Hsg.)                                         5.700           08/15/2030                  467,980
------------------------------------------------------------------------------------------------------------------------------------
     95,000   NYS HFA (Multifamily Hsg.)                                         5.950           08/15/2024                   92,155
------------------------------------------------------------------------------------------------------------------------------------
  1,285,000   NYS HFA (Multifamily Hsg.)                                         6.100           11/15/2036                1,288,225
------------------------------------------------------------------------------------------------------------------------------------
  4,700,000   NYS HFA (Multifamily Hsg.)                                         6.125           08/15/2038                4,675,513
------------------------------------------------------------------------------------------------------------------------------------
     50,000   NYS HFA (Multifamily Hsg.)                                         6.200           08/15/2012                   51,198
------------------------------------------------------------------------------------------------------------------------------------
     25,000   NYS HFA (Multifamily Hsg.)                                         6.200           08/15/2016                   25,332
------------------------------------------------------------------------------------------------------------------------------------
    100,000   NYS HFA (Multifamily Hsg.)                                         6.250           08/15/2027                  100,287
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   NYS HFA (Multifamily Hsg.)                                         6.300           08/15/2026                5,039,450
------------------------------------------------------------------------------------------------------------------------------------
    725,000   NYS HFA (Multifamily Hsg.)                                         6.300           02/15/2032                  725,507
------------------------------------------------------------------------------------------------------------------------------------
  4,100,000   NYS HFA (Multifamily Hsg.)                                         6.350           08/15/2023                4,208,158
------------------------------------------------------------------------------------------------------------------------------------
  1,255,000   NYS HFA (Multifamily Hsg.)                                         6.400           11/15/2027                1,274,365


28  |  ROCHESTER FUND MUNICIPALS


  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued
$ 2,905,000   NYS HFA (Multifamily Hsg.)                                         6.500%          08/15/2024              $ 2,983,755
------------------------------------------------------------------------------------------------------------------------------------
 11,980,000   NYS HFA (Multifamily Hsg.)                                         6.700           08/15/2025               12,106,509
------------------------------------------------------------------------------------------------------------------------------------
  5,640,000   NYS HFA (Multifamily Hsg.)                                         6.750           11/15/2036                5,842,871
------------------------------------------------------------------------------------------------------------------------------------
     75,000   NYS HFA (Multifamily Hsg.)                                         6.950           08/15/2012                   78,437
------------------------------------------------------------------------------------------------------------------------------------
  2,790,000   NYS HFA (Multifamily Hsg.)                                         6.950           08/15/2024                2,806,517
------------------------------------------------------------------------------------------------------------------------------------
  5,400,000   NYS HFA (Multifamily Hsg.)                                         7.050           08/15/2024                5,623,884
------------------------------------------------------------------------------------------------------------------------------------
  1,536,000   NYS HFA (Multifamily Hsg.)                                         7.450           11/01/2028                1,569,393
------------------------------------------------------------------------------------------------------------------------------------
  2,485,000   NYS HFA (Multifamily Hsg.)                                         7.550           11/01/2029                2,522,797
------------------------------------------------------------------------------------------------------------------------------------
     50,000   NYS HFA (Multifamily Hsg.)                                         7.850           02/15/2030(p)                51,196
------------------------------------------------------------------------------------------------------------------------------------
    385,000   NYS HFA (Multifamily Hsg.)                                         8.000           11/01/2008                  395,330
------------------------------------------------------------------------------------------------------------------------------------
    930,000   NYS HFA (Multifamily Hsg.)(a)                                      6.250           02/15/2031                  935,264
------------------------------------------------------------------------------------------------------------------------------------
    200,000   NYS HFA (Multifamily Hsg.)(a)                                      6.250           02/15/2031                  200,986
------------------------------------------------------------------------------------------------------------------------------------
  2,940,000   NYS HFA (NH&HC) RITES(a)                                           5.535(f)        11/01/2016                2,306,371
------------------------------------------------------------------------------------------------------------------------------------
     40,000   NYS HFA (Nonprofit Hsg.)                                           6.400           11/01/2010                   40,845
------------------------------------------------------------------------------------------------------------------------------------
     25,000   NYS HFA (Nonprofit Hsg.)                                           6.400           11/01/2013                   25,529
------------------------------------------------------------------------------------------------------------------------------------
     20,000   NYS HFA (Nonprofit Hsg.)                                           6.600           11/01/2010                   20,427
------------------------------------------------------------------------------------------------------------------------------------
     20,000   NYS HFA (Nonprofit Hsg.)                                           6.600           11/01/2013                   20,427
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   NYS HFA (Phillips Village)                                         7.750           08/15/2017                5,320,050
------------------------------------------------------------------------------------------------------------------------------------
  8,985,000   NYS HFA (Service Contract)                                         5.375           03/15/2023                8,339,877
------------------------------------------------------------------------------------------------------------------------------------
  4,185,000   NYS HFA (Service Contract)                                         5.500           09/15/2022                3,956,625
------------------------------------------------------------------------------------------------------------------------------------
  5,600,000   NYS HFA (Service Contract)                                         5.500           09/15/2022                5,281,248
------------------------------------------------------------------------------------------------------------------------------------
  5,525,000   NYS HFA (Service Contract)                                         5.500           03/15/2025                5,174,273
------------------------------------------------------------------------------------------------------------------------------------
     25,000   NYS HFA (Service Contract)                                         6.125           03/15/2020                   25,274
------------------------------------------------------------------------------------------------------------------------------------
    255,000   NYS HFA (Service Contract)                                         6.500           03/15/2025                  263,624
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYS HFA (Service Contract)                                         7.700           03/15/2006                    5,198
------------------------------------------------------------------------------------------------------------------------------------
    965,000   NYS HFA (Shorehill Hsg.)                                           7.500           05/01/2008                  976,001
------------------------------------------------------------------------------------------------------------------------------------
     80,000   NYS LGAC                                                           5.500           04/01/2023                   76,350
------------------------------------------------------------------------------------------------------------------------------------
    810,000   NYS LGSC (SCSB)(a)                                                 7.375           12/15/2016                  822,263
------------------------------------------------------------------------------------------------------------------------------------
  1,015,000   NYS Medcare (Central Suffolk Hospital)                             6.125           11/01/2016                  861,014
------------------------------------------------------------------------------------------------------------------------------------
  2,965,000   NYS Medcare (Hospital & Nursing Home)                             10.000           11/01/2006                3,125,110
------------------------------------------------------------------------------------------------------------------------------------
     45,000   NYS Medcare (Hospital & Nursing Home)                              5.750           08/15/2019                   47,304
------------------------------------------------------------------------------------------------------------------------------------
     10,000   NYS Medcare (Hospital & Nursing Home)                              6.200           08/15/2022                   10,136
------------------------------------------------------------------------------------------------------------------------------------
     95,000   NYS Medcare (Hospital & Nursing Home)                              6.200           02/15/2023                   96,353
------------------------------------------------------------------------------------------------------------------------------------
     60,000   NYS Medcare (Hospital & Nursing Home)                              6.375           08/15/2029                   63,713
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000   NYS Medcare (Hospital & Nursing Home)                              6.375           08/15/2033                1,020,720
------------------------------------------------------------------------------------------------------------------------------------
     30,000   NYS Medcare (Hospital & Nursing Home)                              6.500           02/15/2019                   31,331
------------------------------------------------------------------------------------------------------------------------------------
  2,065,000   NYS Medcare (Hospital & Nursing Home)                              6.500           02/15/2034                2,132,753
------------------------------------------------------------------------------------------------------------------------------------
 12,230,000   NYS Medcare (Hospital & Nursing Home)                              6.650           08/15/2032               12,847,004
------------------------------------------------------------------------------------------------------------------------------------
  4,505,000   NYS Medcare (Hospital & Nursing Home)                              7.400           11/01/2016                4,604,110
------------------------------------------------------------------------------------------------------------------------------------
  3,560,000   NYS Medcare (Hospital & Nursing Home)                              9.375           11/01/2016                3,680,435
------------------------------------------------------------------------------------------------------------------------------------
  1,740,000   NYS Medcare (Hospital & Nursing Home)(a)                           9.000           02/15/2026                1,783,500
------------------------------------------------------------------------------------------------------------------------------------
     70,000   NYS Medcare (Insured Mortgage Nursing)                             6.500           11/01/2015                   73,601
------------------------------------------------------------------------------------------------------------------------------------
  1,650,000   NYS Medcare (M.G. Nursing Home)                                    6.375           02/15/2035                1,698,675
------------------------------------------------------------------------------------------------------------------------------------
    630,000   NYS Medcare (Mental Health)                                        0.000           08/15/2018                  158,382


29  |  ROCHESTER FUND MUNICIPALS


STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued

$   600,000   NYS Medcare (Mental Health)                                        5.250%          08/15/2023             $    553,572
------------------------------------------------------------------------------------------------------------------------------------
    250,000   NYS Medcare (Mental Health)                                        5.500           08/15/2024                  236,433
------------------------------------------------------------------------------------------------------------------------------------
    305,000   NYS Medcare (Mental Health)                                        7.500           02/15/2021(p)               315,751
------------------------------------------------------------------------------------------------------------------------------------
    365,000   NYS Medcare (Mental Health)                                        7.625           08/15/2017                  382,411
------------------------------------------------------------------------------------------------------------------------------------
  3,535,000   NYS Medcare (Mental Health)                                        7.700           02/15/2018                3,542,388
------------------------------------------------------------------------------------------------------------------------------------
     35,000   NYS Medcare (Mental Health)                                        7.750           08/15/2011(p)                36,316
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYS Medcare (Mental Health)                                        7.750           02/15/2020                    5,111
------------------------------------------------------------------------------------------------------------------------------------
    220,000   NYS Medcare (Mental Health)                                        7.875           08/15/2015                  220,847
------------------------------------------------------------------------------------------------------------------------------------
  1,645,000   NYS Medcare (Mental Health)                                        8.875           08/15/2007                1,677,242
------------------------------------------------------------------------------------------------------------------------------------
     25,000   NYS Medcare (Montefiore Medical Center)                            5.750           02/15/2025                   24,594
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000   NYS Medcare (NY & Presbyterian Hospital)                           5.375           02/15/2025                2,805,810
------------------------------------------------------------------------------------------------------------------------------------
     25,000   NYS Medcare (Secured Hospital)                                     6.250           02/15/2024                   25,275
------------------------------------------------------------------------------------------------------------------------------------
    110,000   NYS Medcare (St. Luke's Hospital)                                  7.375           02/15/2019                  112,420
------------------------------------------------------------------------------------------------------------------------------------
 22,000,000   NYS Medcare (St. Luke's Hospital) IVRC(a)                          6.259(f)        02/15/2029               20,295,000
------------------------------------------------------------------------------------------------------------------------------------
  8,400,000   NYS Medcare (St. Luke's Hospital) RITES(a)                         6.266(f)        02/15/2029                7,791,168
------------------------------------------------------------------------------------------------------------------------------------
 12,500,000   NYS Medcare (St. Luke's Hospital) RITES(a)                         6.266(f)        02/15/2029               11,594,000
------------------------------------------------------------------------------------------------------------------------------------
  5,750,000   NYS Medcare (St. Luke's Hospital) RITES(a)                         6.315(f)        02/15/2029                5,333,240
------------------------------------------------------------------------------------------------------------------------------------
 10,000,000   NYS Medcare (St. Luke's Hospital) RITES(a)                         6.315(f)        02/15/2029                9,275,200
------------------------------------------------------------------------------------------------------------------------------------
  5,925,000   NYS Medcare RITES(a)                                               5.513(f)        02/15/2019                5,207,186
------------------------------------------------------------------------------------------------------------------------------------
 10,000,000   NYS Medcare RITES(a)                                               5.763(f)        02/15/2025                8,558,500
------------------------------------------------------------------------------------------------------------------------------------
     10,000   NYS Power Authority                                                6.750           01/01/2018(p)                10,318
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000   NYS Thruway Authority                                              0.000           01/01/2003                  882,120
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000   NYS Thruway Authority                                              0.000           01/01/2004                1,674,560
------------------------------------------------------------------------------------------------------------------------------------
    260,000   NYS Thruway Authority                                              0.000           01/01/2005                  206,567
------------------------------------------------------------------------------------------------------------------------------------
 25,000,000   NYS Thruway Authority Convertible INFLOS                           5.095(f)        01/01/2024               18,718,750
------------------------------------------------------------------------------------------------------------------------------------
  7,140,000   NYS Thruway Authority RITES(a)                                     5.069(f)        01/01/2025                3,949,562
------------------------------------------------------------------------------------------------------------------------------------
     15,000   NYS UDC (Correctional Facilities)                                  0.000           01/01/2003                   13,303
------------------------------------------------------------------------------------------------------------------------------------
    900,000   NYS UDC (Correctional Facilities)                                  0.000           01/01/2008                  603,198
------------------------------------------------------------------------------------------------------------------------------------
      5,000   NYS UDC (Correctional Facilities)                                  0.000           01/01/2013                    2,542
------------------------------------------------------------------------------------------------------------------------------------
  2,555,000   NYS UDC (Correctional Facilities)                                  5.250           01/01/2021                2,337,697
 -----------------------------------------------------------------------------------------------------------------------------------
  5,590,000   NYS UDC (Correctional Facilities)                                  5.375           01/01/2025                5,154,539
 -----------------------------------------------------------------------------------------------------------------------------------
  3,200,000   NYS UDC (Correctional Facilities) RITES(a)                         5.079(f)        01/01/2028                1,721,024
------------------------------------------------------------------------------------------------------------------------------------
104,870,000   NYS UDC (South Mall)                                               0.000           01/01/2011               53,729,096
------------------------------------------------------------------------------------------------------------------------------------
     80,000   NYS UDC (South Mall)                                               0.000           01/01/2011                   42,246
------------------------------------------------------------------------------------------------------------------------------------
    345,000   NYS UDC (South Mall)                                               0.000           01/01/2011                  182,184
------------------------------------------------------------------------------------------------------------------------------------
  5,480,000   Oneida County IDA (Bonide Products)                                6.250           11/01/2018                5,124,403
------------------------------------------------------------------------------------------------------------------------------------
  1,180,000   Oneida County IDA (Mobile Climate Control)                         8.000           11/01/2008                1,227,365
------------------------------------------------------------------------------------------------------------------------------------
  2,825,000   Oneida County IDA (Mobile Climate Control)                         8.750           11/01/2018                2,935,090
------------------------------------------------------------------------------------------------------------------------------------
    450,000   Oneida County IDA
------------------------------------------------------------------------------------------------------------------------------------
              (Mohawk Valley Handicapped Services)                               5.300           03/15/2019                  413,078
------------------------------------------------------------------------------------------------------------------------------------
    740,000   Oneida County IDA
------------------------------------------------------------------------------------------------------------------------------------
              (Mohawk Valley Handicapped Services)                               5.350           03/15/2029                  660,124
------------------------------------------------------------------------------------------------------------------------------------
  1,190,000   Oneida County IDA (Presbyterian Home)                              5.250           03/01/2019                1,072,559
------------------------------------------------------------------------------------------------------------------------------------
  1,015,000   Oneida County IDA (Presbyterian Home)                              6.100           06/01/2020                1,016,624
------------------------------------------------------------------------------------------------------------------------------------
     25,000   Oneida Healthcare Corp.                                            7.100           08/01/2011                   25,909

30  |  ROCHESTER FUND MUNICIPALS


  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued

$   170,000   Oneida Healthcare Corp.                                            7.200%          08/01/2031             $    176,108
------------------------------------------------------------------------------------------------------------------------------------
    770,000   Onondaga County IDA (Coltec Industries)                            9.875           10/01/2010                  802,571
------------------------------------------------------------------------------------------------------------------------------------
    535,000   Onondaga County IDA (Coltec Industries)(a)                         7.250           06/01/2008                  539,173
------------------------------------------------------------------------------------------------------------------------------------
  1,770,000   Onondaga County IDA (Community General Hospital)                   5.500           11/01/2018                1,414,920
------------------------------------------------------------------------------------------------------------------------------------
  8,345,000   Onondaga County IDA (Community General Hospital)                   6.625           01/01/2018                7,704,521
------------------------------------------------------------------------------------------------------------------------------------
  1,490,000   Onondaga County IDA (Gear Motion)                                  8.900           12/15/2011                1,518,325
------------------------------------------------------------------------------------------------------------------------------------
  5,000,000   Onondaga County IDA (Solvay Paperboard)                            6.800           11/01/2014                4,792,200
------------------------------------------------------------------------------------------------------------------------------------
 32,400,000   Onondaga County IDA (Solvay Paperboard)                            7.000           11/01/2030               30,949,776
------------------------------------------------------------------------------------------------------------------------------------
    750,000   Onondaga County IDA (Syracuse Home)                                5.200           12/01/2018                  677,198
------------------------------------------------------------------------------------------------------------------------------------
 27,850,000   Onondaga County Res Rec                                            6.875           05/01/2006               28,339,603
------------------------------------------------------------------------------------------------------------------------------------
 68,670,000   Onondaga County Res Rec                                            7.000           05/01/2015               69,316,185
------------------------------------------------------------------------------------------------------------------------------------
    995,000   Ontario County IDA (Ontario Design)                                6.500           11/01/2005                  976,413
------------------------------------------------------------------------------------------------------------------------------------
  2,250,000   Orange County IDA (Glen Arden)                                     5.625           01/01/2018                1,837,823
------------------------------------------------------------------------------------------------------------------------------------
  5,590,000   Orange County IDA (Glen Arden)                                     5.700           01/01/2028                4,401,342
------------------------------------------------------------------------------------------------------------------------------------
 22,450,000   Orange County IDA (Glen Arden)                                     8.875           01/01/2025(p)            26,313,196
------------------------------------------------------------------------------------------------------------------------------------
  7,600,000   Orange County IDA (Kingston Manufacturing)                         8.000           11/01/2017                7,769,936
------------------------------------------------------------------------------------------------------------------------------------
    495,000   Orange County IDA (Mental Retardation Project)                     7.800           07/01/2011                  505,999
------------------------------------------------------------------------------------------------------------------------------------
  8,000,000   Orange County IDA (Tuxedo Place)                                   7.000           08/01/2032                7,620,080
------------------------------------------------------------------------------------------------------------------------------------
  2,500,000   Orange County IDA (Tuxedo Place)                                   7.000           08/01/2033                2,380,675
------------------------------------------------------------------------------------------------------------------------------------
  2,770,000   Oswego County IDA (Bishop's Common)                                5.375           02/01/2049                2,503,609
------------------------------------------------------------------------------------------------------------------------------------
  4,700,000   Oswego County IDA (SLRHF)                                          5.400           02/01/2038                4,290,395
------------------------------------------------------------------------------------------------------------------------------------
  3,260,000   Oswego IDA (Seneca Hill Manor)                                     5.650           08/01/2037                3,098,728
------------------------------------------------------------------------------------------------------------------------------------
  2,970,000   Otsego County IDA (Bassett Healthcare Project)                     5.350           11/01/2020                2,789,454
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000   Otsego County IDA (Hartwick College)                               5.500           07/01/2019                2,826,420
------------------------------------------------------------------------------------------------------------------------------------
 10,900,000   Peekskill IDA (Drum Hill)                                          6.375           10/01/2028                9,355,034
------------------------------------------------------------------------------------------------------------------------------------
    887,716   Peekskill IDA (Karta)                                              9.000           07/01/2010                  901,591
------------------------------------------------------------------------------------------------------------------------------------
  1,075,000   Pilgrim Village HDC (Multifamily Hsg.)                             6.800           02/01/2021                1,081,622
------------------------------------------------------------------------------------------------------------------------------------
  4,000,000   Port Authority NY/NJ (Delta Air Lines)                             6.950           06/01/2008                4,182,840
------------------------------------------------------------------------------------------------------------------------------------
     10,000   Port Authority NY/NJ (JFK International Air Terminal)              5.750           12/01/2025                    9,927
------------------------------------------------------------------------------------------------------------------------------------
    485,000   Port Authority NY/NJ (KIAC)                                        6.750           10/01/2019                  485,631
------------------------------------------------------------------------------------------------------------------------------------
  8,310,000   Port Authority NY/NJ (US Airways)                                  9.000           12/01/2006                8,574,424
------------------------------------------------------------------------------------------------------------------------------------
  1,150,000   Port Authority NY/NJ (US Airways)                                  9.000           12/01/2010                1,186,593
------------------------------------------------------------------------------------------------------------------------------------
 23,915,000   Port Authority NY/NJ (US Airways)                                  9.125           12/01/2015               24,704,434
------------------------------------------------------------------------------------------------------------------------------------
    295,000   Port Authority NY/NJ, 68th Series                                  7.250           02/15/2025                  298,496
------------------------------------------------------------------------------------------------------------------------------------
    145,000   Port Authority NY/NJ, 70th Series                                  7.250           08/01/2025                  146,727
------------------------------------------------------------------------------------------------------------------------------------
     75,000   Port Authority NY/NJ, 70th Series                                  7.250           08/01/2025                   75,893
------------------------------------------------------------------------------------------------------------------------------------
     95,000   Port Authority NY/NJ, 71st Series                                  6.500           01/15/2026                   96,835
------------------------------------------------------------------------------------------------------------------------------------
     70,000   Port Authority NY/NJ, 73rd Series                                  6.750           04/15/2026                   71,654
------------------------------------------------------------------------------------------------------------------------------------
     15,000   Port Authority NY/NJ, 73rd Series                                  6.750           04/15/2026                   15,354
------------------------------------------------------------------------------------------------------------------------------------
     15,000   Port Authority NY/NJ, 74th Series                                  6.750           08/01/2026                   15,495
------------------------------------------------------------------------------------------------------------------------------------
     85,000   Port Authority NY/NJ, 76th Series                                  6.500           11/01/2026                   86,681
------------------------------------------------------------------------------------------------------------------------------------
     60,000   Portchester CDC (Southport)                                        7.300           08/01/2011                   60,394
------------------------------------------------------------------------------------------------------------------------------------
     25,000   Portchester CDC (Southport)                                        7.375           08/01/2022                   25,185
------------------------------------------------------------------------------------------------------------------------------------
  1,990,000   Putnam County IDA (Brewster Plastics)                              8.500           12/01/2016                2,068,048


31  |  ROCHESTER FUND MUNICIPALS


STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued

$    10,000   Rensselaer Hsg. Authority (Renwyck)                                7.650%          01/01/2011             $     10,714
------------------------------------------------------------------------------------------------------------------------------------
     30,000   Rensselaer IDA (Millbrook Millwork)                                8.500           12/15/2002                   30,272
------------------------------------------------------------------------------------------------------------------------------------
 20,000,000   Rensselaer Municipal Leasing Corp.                                 6.900           06/01/2024               20,033,000
------------------------------------------------------------------------------------------------------------------------------------
     40,000   Riverhead HDC                                                      8.250           08/01/2010                   41,077
------------------------------------------------------------------------------------------------------------------------------------
 20,990,000   Rochester Hsg. Authority (Crossroads Apartments)                   7.700           01/01/2017               22,350,152
------------------------------------------------------------------------------------------------------------------------------------
  6,790,000   Rochester Museum & Science Center                                  6.125           12/01/2015                6,223,782
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000   Rockland County IDA (Dominican College)                            6.250           05/01/2028                1,698,120
------------------------------------------------------------------------------------------------------------------------------------
  2,090,000   Rockland County IDA (Dominican College)                            8.000           03/01/2013(p)             2,295,363
------------------------------------------------------------------------------------------------------------------------------------
  1,395,000   Saratoga County IDA (ARC)                                          8.400           03/01/2013                1,467,945
------------------------------------------------------------------------------------------------------------------------------------
    456,000   Schroon Lake Fire District(a)                                      7.250           03/01/2009                  460,218
------------------------------------------------------------------------------------------------------------------------------------
    175,000   Scotia Hsg. Authority (Holyrood House)                             7.000           06/01/2009                  180,073
------------------------------------------------------------------------------------------------------------------------------------
     25,000   SONYMA, Series 27                                                  6.450           04/01/2004                   25,666
------------------------------------------------------------------------------------------------------------------------------------
  8,695,000   SONYMA, Series 28                                                  6.650           04/01/2022                8,843,771
------------------------------------------------------------------------------------------------------------------------------------
  8,830,000   SONYMA, Series 28                                                  7.050           10/01/2023                9,076,710
------------------------------------------------------------------------------------------------------------------------------------
     10,000   SONYMA, Series 30-A                                                4.375           10/01/2023                    9,661
------------------------------------------------------------------------------------------------------------------------------------
 18,020,000   SONYMA, Series 30-B                                                6.650           10/01/2025               18,415,539
------------------------------------------------------------------------------------------------------------------------------------
     15,000   SONYMA, Series 30-C2                                               5.800           10/01/2025                   14,486
------------------------------------------------------------------------------------------------------------------------------------
 11,510,000   SONYMA, Series 36-A                                                6.625           04/01/2025               11,820,770
------------------------------------------------------------------------------------------------------------------------------------
 12,855,000   SONYMA, Series 38 RITES(a)                                         7.063(f)        04/01/2025               12,674,259
------------------------------------------------------------------------------------------------------------------------------------
     75,000   SONYMA, Series 40-A                                                6.350           04/01/2021                   76,287
------------------------------------------------------------------------------------------------------------------------------------
  7,595,000   SONYMA, Series 40-A                                                6.700           04/01/2025                7,818,065
------------------------------------------------------------------------------------------------------------------------------------
     75,000   SONYMA, Series 40-B                                                6.400           10/01/2012                   76,889
------------------------------------------------------------------------------------------------------------------------------------
  5,885,000   SONYMA, Series 40-B                                                6.600           04/01/2025                6,032,302
------------------------------------------------------------------------------------------------------------------------------------
 13,605,000   SONYMA, Series 42                                                  6.650           04/01/2026               13,983,491
------------------------------------------------------------------------------------------------------------------------------------
    110,000   SONYMA, Series 42                                                  6.650           04/01/2026                  113,458
------------------------------------------------------------------------------------------------------------------------------------
 11,990,000   SONYMA, Series 44                                                  7.500           04/01/2026               12,869,946
------------------------------------------------------------------------------------------------------------------------------------
    100,000   SONYMA, Series 46                                                  6.500           04/01/2013                  102,951
------------------------------------------------------------------------------------------------------------------------------------
     65,000   SONYMA, Series 46                                                  6.600           10/01/2019                   66,912
------------------------------------------------------------------------------------------------------------------------------------
 22,680,000   SONYMA, Series 46                                                  6.650           10/01/2025               23,358,586
------------------------------------------------------------------------------------------------------------------------------------
  6,520,000   SONYMA, Series 50                                                  6.625           04/01/2025                6,716,382
------------------------------------------------------------------------------------------------------------------------------------
    100,000   SONYMA, Series 54                                                  6.100           10/01/2015                  101,979
------------------------------------------------------------------------------------------------------------------------------------
     55,000   SONYMA, Series 54                                                  6.200           10/01/2026                   55,464
------------------------------------------------------------------------------------------------------------------------------------
     45,000   SONYMA, Series 54                                                  6.200           10/01/2026                   45,380
------------------------------------------------------------------------------------------------------------------------------------
  5,980,000   SONYMA, Series 58                                                  6.400           04/01/2027                6,109,826
------------------------------------------------------------------------------------------------------------------------------------
 10,285,000   SONYMA, Series 60                                                  6.050           04/01/2026               10,270,498
------------------------------------------------------------------------------------------------------------------------------------
 10,150,000   SONYMA, Series 65                                                  5.850           10/01/2028                9,846,312
------------------------------------------------------------------------------------------------------------------------------------
 11,650,000   SONYMA, Series 67                                                  5.800           10/01/2028               11,293,510
------------------------------------------------------------------------------------------------------------------------------------
  4,705,000   SONYMA, Series 69 RITES(a)                                         5.962(f)        10/01/2028                3,948,060
------------------------------------------------------------------------------------------------------------------------------------
    905,000   SONYMA, Series 7                                                   0.000           10/01/2014                  907,154
------------------------------------------------------------------------------------------------------------------------------------
    940,000   SONYMA, Series 71                                                  5.350           10/01/2018                  878,421
------------------------------------------------------------------------------------------------------------------------------------
 10,150,000   SONYMA, Series 71 RITES(a)                                         5.764(f)        04/01/2029                8,212,264
------------------------------------------------------------------------------------------------------------------------------------
  5,500,000   SONYMA, Series 73 RITES(a)                                         6.131(f)        10/01/2028                2,937,220
------------------------------------------------------------------------------------------------------------------------------------
  1,675,000   SONYMA, Series 73-A                                                5.300           10/01/2028                1,479,863
------------------------------------------------------------------------------------------------------------------------------------
 10,830,000   SONYMA, Series 79                                                  5.300           04/01/2029                9,639,566


32  |  ROCHESTER FUND MUNICIPALS

  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued

$   655,000   SONYMA, Series 8-A                                                 6.875%          04/01/2017             $    655,524
------------------------------------------------------------------------------------------------------------------------------------
     85,000   SONYMA, Series EE-4                                                7.750           10/01/2010                   86,911
------------------------------------------------------------------------------------------------------------------------------------
      5,000   SONYMA, Series MM-1                                                7.750           10/01/2005                    5,063
------------------------------------------------------------------------------------------------------------------------------------
    100,000   SONYMA, Series MM-2                                                7.700           04/01/2005                  101,710
------------------------------------------------------------------------------------------------------------------------------------
     15,000   SONYMA, Series QQ                                                  7.700           10/01/2012                   15,267
------------------------------------------------------------------------------------------------------------------------------------
     65,000   SONYMA, Series RR                                                  7.700           10/01/2010                   66,470
------------------------------------------------------------------------------------------------------------------------------------
      5,000   SONYMA, Series TT                                                  6.950           10/01/2002                    5,128
------------------------------------------------------------------------------------------------------------------------------------
     90,000   SONYMA, Series VV                                                  7.375           10/01/2011                   92,767
------------------------------------------------------------------------------------------------------------------------------------
  2,370,000   St. Lawrence County IDA (Clarkson University)                      5.500           07/01/2029                2,158,288
------------------------------------------------------------------------------------------------------------------------------------
  2,805,000   St. Lawrence County IDA (Hepburn Medical Center)                   5.375           12/01/2019                2,619,057
------------------------------------------------------------------------------------------------------------------------------------
  3,595,000   St. Lawrence County IDA (Hepburn Medical Center)                   5.500           12/01/2024                3,342,056
------------------------------------------------------------------------------------------------------------------------------------
  1,310,000   Suffolk County IDA (ACLDD)                                         6.500           03/01/2018                1,216,217
------------------------------------------------------------------------------------------------------------------------------------
    470,000   Suffolk County IDA (ALIA-ACLDD)                                    6.375           06/01/2014                  434,712
------------------------------------------------------------------------------------------------------------------------------------
    395,000   Suffolk County IDA (ALIA-ADD)                                      6.950           12/01/2014                  387,392
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000   Suffolk County IDA (ALIA-DDI)                                      6.375           06/01/2014                1,849,840
------------------------------------------------------------------------------------------------------------------------------------
    850,000   Suffolk County IDA (ALIA-DDI)                                      6.950           12/01/2014                  833,629
------------------------------------------------------------------------------------------------------------------------------------
  1,035,000   Suffolk County IDA (ALIA-FREE)                                     6.375           06/01/2014                  957,292
------------------------------------------------------------------------------------------------------------------------------------
  2,455,000   Suffolk County IDA (ALIA-FREE)                                     6.950           12/01/2014                2,407,717
------------------------------------------------------------------------------------------------------------------------------------
    835,000   Suffolk County IDA (ALIA-IGHL)                                     6.375           06/01/2014                  772,308
------------------------------------------------------------------------------------------------------------------------------------
    840,000   Suffolk County IDA (ALIA-IGHL)                                     6.950           12/01/2014                  823,822
------------------------------------------------------------------------------------------------------------------------------------
    495,000   Suffolk County IDA (ALIA-LIHIA)                                    6.375           06/01/2014                  457,835
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000   Suffolk County IDA (ALIA-LIHIA)                                    6.950           12/01/2014                  980,740
------------------------------------------------------------------------------------------------------------------------------------
    810,000   Suffolk County IDA (ALIA-MCH)                                      6.375           06/01/2014                  749,185
------------------------------------------------------------------------------------------------------------------------------------
  2,540,000   Suffolk County IDA (ALIA-MCH)                                      6.950           12/01/2014                2,491,080
------------------------------------------------------------------------------------------------------------------------------------
    350,000   Suffolk County IDA (ALIA-UCPAGS)                                   6.375           06/01/2014                  323,722
------------------------------------------------------------------------------------------------------------------------------------
  1,460,000   Suffolk County IDA (ALIA-UCPAGS)                                   6.950           12/01/2014                1,431,880
------------------------------------------------------------------------------------------------------------------------------------
    515,000   Suffolk County IDA (ALIA-WORCA)                                    6.950           12/01/2014                  505,081
------------------------------------------------------------------------------------------------------------------------------------
 23,000,000   Suffolk County IDA (Camelot Village)                               7.900           11/01/2031               22,592,670
------------------------------------------------------------------------------------------------------------------------------------
    405,000   Suffolk County IDA (CCSSVD)                                        7.000           04/01/2010                  402,590
------------------------------------------------------------------------------------------------------------------------------------
  2,595,000   Suffolk County IDA (CCSSVD)                                        8.000           04/01/2030                2,574,006
------------------------------------------------------------------------------------------------------------------------------------
    865,000   Suffolk County IDA (CPCLI)                                         6.000           06/01/2009                  819,259
------------------------------------------------------------------------------------------------------------------------------------
  3,230,000   Suffolk County IDA (CPCLI)                                         6.875           06/01/2024                2,994,404
------------------------------------------------------------------------------------------------------------------------------------
    390,000   Suffolk County IDA (CPCLI)                                         7.250           11/01/2007                  390,823
------------------------------------------------------------------------------------------------------------------------------------
  1,825,000   Suffolk County IDA (CPCLI)                                         8.250           11/01/2022                1,875,717
------------------------------------------------------------------------------------------------------------------------------------
  1,390,000   Suffolk County IDA (DDI)                                           6.250           03/01/2009                1,327,089
------------------------------------------------------------------------------------------------------------------------------------
  5,270,000   Suffolk County IDA (DDI)                                           7.250           03/01/2024                4,958,965
------------------------------------------------------------------------------------------------------------------------------------
    510,000   Suffolk County IDA (DDI)                                           7.375           03/01/2003                  511,938
------------------------------------------------------------------------------------------------------------------------------------
  9,675,000   Suffolk County IDA (DDI)                                           8.750           03/01/2023               10,328,837
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000   Suffolk County IDA (Dowling College)                               6.625           06/01/2024                1,913,360
------------------------------------------------------------------------------------------------------------------------------------
  3,115,000   Suffolk County IDA (Dowling College)                               6.700           12/01/2020                3,039,430
------------------------------------------------------------------------------------------------------------------------------------
    920,000   Suffolk County IDA (Dowling College)                               8.250           12/01/2020(p)               949,652
------------------------------------------------------------------------------------------------------------------------------------
    305,000   Suffolk County IDA (Federation of Organizations)                   7.625           04/01/2010                  305,040
------------------------------------------------------------------------------------------------------------------------------------
  2,195,000   Suffolk County IDA (Federation of Organizations)                   8.125           04/01/2030                2,196,558
------------------------------------------------------------------------------------------------------------------------------------
    445,000   Suffolk County IDA (Fil-Coil Corp.)(a)                             9.000           12/01/2015                  440,995


33  |  ROCHESTER FUND MUNICIPALS


STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued

$ 1,060,000   Suffolk County IDA (Fil-Coil Corp.)(a)                             9.250%          12/01/2025             $  1,050,460
------------------------------------------------------------------------------------------------------------------------------------
  3,860,000   Suffolk County IDA (Huntington First Aid Squad)                    6.650           11/01/2017                3,672,636
------------------------------------------------------------------------------------------------------------------------------------
  3,250,000   Suffolk County IDA (Jefferson's Ferry)                             6.125           11/01/2029                3,191,663
------------------------------------------------------------------------------------------------------------------------------------
  6,500,000   Suffolk County IDA (Jefferson's Ferry)                             7.200           11/01/2019                6,266,455
------------------------------------------------------------------------------------------------------------------------------------
 10,000,000   Suffolk County IDA (Jefferson's Ferry)                             7.250           11/01/2028                9,588,000
------------------------------------------------------------------------------------------------------------------------------------
    135,000   Suffolk County IDA (Microwave Power)                               7.750           06/30/2002                  136,104
------------------------------------------------------------------------------------------------------------------------------------
  4,320,000   Suffolk County IDA (Microwave Power)                               8.500           06/30/2022                4,555,138
------------------------------------------------------------------------------------------------------------------------------------
    715,000   Suffolk County IDA (OBPWC)                                         7.500           11/01/2022                  740,697
------------------------------------------------------------------------------------------------------------------------------------
    355,000   Suffolk County IDA (Pederson-Krag Center)                          7.625           04/01/2010                  355,046
------------------------------------------------------------------------------------------------------------------------------------
  2,545,000   Suffolk County IDA (Pederson-Krag Center)                          8.125           04/01/2030                2,546,807
------------------------------------------------------------------------------------------------------------------------------------
    290,000   Suffolk County IDA (Rainbow Chimes)                                7.000           05/01/2007                  286,479
------------------------------------------------------------------------------------------------------------------------------------
  2,210,000   Suffolk County IDA (Rainbow Chimes)                                8.000           11/01/2024                2,189,977
------------------------------------------------------------------------------------------------------------------------------------
  1,670,000   Suffolk County IDA (Rimland Facilities)(a)                         7.125(v)        12/01/2009                1,669,666
------------------------------------------------------------------------------------------------------------------------------------
  1,260,000   Suffolk County IDA (Wireless Boulevard Realty)                     7.875           12/01/2012                1,325,722
------------------------------------------------------------------------------------------------------------------------------------
  4,005,000   Suffolk County IDA (Wireless Boulevard Realty)                     8.625           12/01/2026                4,295,122
------------------------------------------------------------------------------------------------------------------------------------
  2,890,000   Sunnybrook EHC                                                    11.250           12/01/2014                2,976,816
------------------------------------------------------------------------------------------------------------------------------------
  9,590,000   Syracuse Hsg. Authority (LRRHCF)                                   5.800           08/01/2037                9,393,405
------------------------------------------------------------------------------------------------------------------------------------
    625,000   Syracuse Hsg. Authority (LRRHCF)                                   7.500           08/01/2010                  590,200
------------------------------------------------------------------------------------------------------------------------------------
  1,990,000   Syracuse Hsg. Authority (Seneca Heights)                           7.500           12/01/2007                1,482,689
------------------------------------------------------------------------------------------------------------------------------------
  4,720,000   Syracuse Hsg. Authority (Seneca Heights)                           8.500           12/01/2017                3,495,490
------------------------------------------------------------------------------------------------------------------------------------
    470,000   Syracuse IDA (Anoplate Corp.)                                      7.250           11/01/2007                  476,275
------------------------------------------------------------------------------------------------------------------------------------
  2,195,000   Syracuse IDA (Anoplate Corp.)                                      8.000           11/01/2022                2,251,829
------------------------------------------------------------------------------------------------------------------------------------
 31,865,000   Syracuse IDA (James Square)                                        0.000           08/01/2025                5,949,514
------------------------------------------------------------------------------------------------------------------------------------
  7,050,000   Syracuse IDA (Pavilion on James Senior Hsg.)                       7.500           08/01/2030                6,753,971
------------------------------------------------------------------------------------------------------------------------------------
    980,000   Syracuse IDA (Rockwest Center I)(a)                                7.625           12/01/2010                  781,060
------------------------------------------------------------------------------------------------------------------------------------
  1,150,000   Syracuse IDA (Rockwest Center I)(a)                                8.000           06/01/2013                1,147,125
------------------------------------------------------------------------------------------------------------------------------------
  1,470,000   Syracuse IDA (Rockwest Center I)(a)                                8.625           12/01/2015                1,171,590
------------------------------------------------------------------------------------------------------------------------------------
  8,085,000   Syracuse IDA (Spectrum Medsystems Corp.)                           8.500           11/01/2010                7,958,793
------------------------------------------------------------------------------------------------------------------------------------
     25,000   34th Street BID (34th Street Partnership)                          5.500           01/01/2023                   23,541
------------------------------------------------------------------------------------------------------------------------------------
  3,750,000   Tompkins County IDA (Ithacare Center)                              6.200           02/01/2037                3,840,675
------------------------------------------------------------------------------------------------------------------------------------
    140,000   Tompkins County IDA (Kendall at Ithaca)                            7.250           06/01/2003                  139,121
------------------------------------------------------------------------------------------------------------------------------------
    455,000   Tompkins County IDA (Kendall at Ithaca)                            7.625           06/01/2009                  455,018
------------------------------------------------------------------------------------------------------------------------------------
  2,790,000   Tompkins County IDA (Kendall at Ithaca)                            7.875           06/01/2015                2,813,938
------------------------------------------------------------------------------------------------------------------------------------
  5,735,000   Tompkins County IDA (Kendall at Ithaca)                            7.875           06/01/2024                5,827,448
------------------------------------------------------------------------------------------------------------------------------------
    215,000   Tompkins Healthcare Corp. (Reconstruction Home)                   10.800           02/01/2007                  245,281
------------------------------------------------------------------------------------------------------------------------------------
     60,000   Tompkins Healthcare Corp. (Reconstruction Home)                   10.800           02/01/2028                   71,474
------------------------------------------------------------------------------------------------------------------------------------
    725,000   Tonawanda SCHC                                                     6.500           12/01/2010                  701,039
------------------------------------------------------------------------------------------------------------------------------------
  3,525,000   TSASC, Inc. (TFABs)                                                6.000           07/15/2020                3,544,670
------------------------------------------------------------------------------------------------------------------------------------
  1,505,000   TSASC, Inc. (TFABs)                                                6.000           07/15/2020                1,511,140
------------------------------------------------------------------------------------------------------------------------------------
  1,940,000   TSASC, Inc. (TFABs)                                                6.000           07/15/2021                1,947,915
------------------------------------------------------------------------------------------------------------------------------------
  7,500,000   TSASC, Inc. (TFABs)                                                6.250           07/15/2027                7,552,500
------------------------------------------------------------------------------------------------------------------------------------
 40,945,000   TSASC, Inc. (TFABs)                                                6.250           07/15/2034               41,170,607
------------------------------------------------------------------------------------------------------------------------------------
118,505,000   TSASC, Inc. (TFABs)                                                6.375           07/15/2039              119,618,947
------------------------------------------------------------------------------------------------------------------------------------
     65,000   Tupper Lake HDC                                                    8.125           10/01/2010                   65,166


34  |  ROCHESTER FUND MUNICIPALS


  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued

$   995,000   UCP/HCA of Chemung County                                          6.600%          08/01/2022             $  1,052,193
------------------------------------------------------------------------------------------------------------------------------------
  4,870,000   UFA Devel. Corp. (Loretto-Utica Corp.)                             5.950           07/01/2035                4,847,939
------------------------------------------------------------------------------------------------------------------------------------
    725,000   Ulster County IDA (Benedictine Hospital)                           6.400           06/01/2014                  669,161
------------------------------------------------------------------------------------------------------------------------------------
  1,945,000   Ulster County IDA (Benedictine Hospital)                           6.450           06/01/2024                1,716,404
------------------------------------------------------------------------------------------------------------------------------------
    270,000   Ulster County IDA (Brooklyn Bottling)                              7.800           06/30/2002                  271,841
------------------------------------------------------------------------------------------------------------------------------------
  1,915,000   Ulster County IDA (Brooklyn Bottling)                              8.600           06/30/2022                1,987,176
------------------------------------------------------------------------------------------------------------------------------------
  4,000,000   Ulster County IDA (Kingston Hospital)                              5.650           11/15/2024                3,603,240
------------------------------------------------------------------------------------------------------------------------------------
  1,465,000   Ulster County IDA (Mid-Hsg. Family Health)                         5.350           07/01/2023                1,334,293
------------------------------------------------------------------------------------------------------------------------------------
  2,250,000   Ulster County Res Rec                                              6.000           03/01/2014                2,279,408
------------------------------------------------------------------------------------------------------------------------------------
  2,470,000   Union Hsg. Authority (Methodist Homes)                             7.625           11/01/2016                2,561,983
------------------------------------------------------------------------------------------------------------------------------------
    120,000   Union Hsg. Authority (Methodist Homes)                             8.250           04/01/2001                  121,930
------------------------------------------------------------------------------------------------------------------------------------
    150,000   Union Hsg. Authority (Methodist Homes)                             8.350           04/01/2002                  155,318
------------------------------------------------------------------------------------------------------------------------------------
  2,010,000   Union Hsg. Authority (Methodist Homes)                             8.500           04/01/2012                2,147,705
------------------------------------------------------------------------------------------------------------------------------------
 20,005,000   United Nations Devel. Corp., Series B                              5.600           07/01/2026               18,745,885
------------------------------------------------------------------------------------------------------------------------------------
 17,150,000   United Nations Devel. Corp., Series C                              5.600           07/01/2026               16,134,377
------------------------------------------------------------------------------------------------------------------------------------
     50,000   Utica GO                                                           5.800           12/01/2001                   49,875
------------------------------------------------------------------------------------------------------------------------------------
    100,000   Utica GO                                                           5.900           12/01/2002                   99,243
------------------------------------------------------------------------------------------------------------------------------------
    580,000   Utica GO                                                           6.000           01/15/2006                  566,005
------------------------------------------------------------------------------------------------------------------------------------
    560,000   Utica GO                                                           6.250           01/15/2007                  551,303
------------------------------------------------------------------------------------------------------------------------------------
    500,000   Utica GO(w)                                                        6.100           01/15/2013                  502,550
------------------------------------------------------------------------------------------------------------------------------------
    500,000   Utica GO(w)                                                        6.200           01/15/2014                  502,305
------------------------------------------------------------------------------------------------------------------------------------
    500,000   Utica GO(w)                                                        6.250           01/15/2015                  502,115
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000   Utica IDA (Utica College)                                          5.750           08/01/2028                2,730,780
------------------------------------------------------------------------------------------------------------------------------------
     25,000   Utica SCHC (Brook Apartments)                                      0.000           07/01/2002                   20,706
------------------------------------------------------------------------------------------------------------------------------------
  3,410,000   Utica SCHC (Brook Apartments)                                      0.000           07/01/2026                  310,583
------------------------------------------------------------------------------------------------------------------------------------
    360,000   Valley Health Devel. Corp.                                        11.300           02/01/2007                  397,415
------------------------------------------------------------------------------------------------------------------------------------
    165,000   Valley Health Devel. Corp.                                        11.300           02/01/2023                  181,979
------------------------------------------------------------------------------------------------------------------------------------
     20,000   Valley Health Devel. Corp.                                         7.850           08/01/2035                   21,119
------------------------------------------------------------------------------------------------------------------------------------
    950,000   Vigilant EHL (Thomaston Volunteer Fire Dept.)                      7.500           11/01/2012                  976,448
------------------------------------------------------------------------------------------------------------------------------------
  8,440,000   Warren & Washington Counties IDA
              (Adirondack Res Rec)                                               8.000           12/15/2012                8,100,290
------------------------------------------------------------------------------------------------------------------------------------
  8,555,000   Warren & Washington Counties IDA
              (Adirondack Res Rec)                                               8.200           12/15/2010                8,361,657
------------------------------------------------------------------------------------------------------------------------------------
  8,965,000   Warren & Washington Counties IDA
              (Adirondack Res Rec)                                               8.200           12/15/2010                8,762,391
------------------------------------------------------------------------------------------------------------------------------------
    100,000   Watervliet EHC                                                     8.000           11/15/2003                  100,814
------------------------------------------------------------------------------------------------------------------------------------
     95,000   Watervliet EHC                                                     8.000           11/15/2004                   95,773
------------------------------------------------------------------------------------------------------------------------------------
     95,000   Watervliet EHC                                                     8.000           11/15/2005                   95,773
------------------------------------------------------------------------------------------------------------------------------------
    100,000   Watervliet EHC                                                     8.000           11/15/2006                  100,814
------------------------------------------------------------------------------------------------------------------------------------
    100,000   Watervliet EHC                                                     8.000           11/15/2007                  100,814
------------------------------------------------------------------------------------------------------------------------------------
    100,000   Watervliet EHC                                                     8.000           11/15/2008                  100,814
------------------------------------------------------------------------------------------------------------------------------------
    100,000   Watervliet EHC                                                     8.000           11/15/2009                  100,814
------------------------------------------------------------------------------------------------------------------------------------
    245,000   Wayne County IDA (ARC)                                             7.250           03/01/2003                  244,373
------------------------------------------------------------------------------------------------------------------------------------
  2,925,000   Wayne County IDA (ARC)                                             8.375           03/01/2018                3,050,366
------------------------------------------------------------------------------------------------------------------------------------
  1,870,000   Westchester County IDA (Beth Abraham Hospital)                     8.375           12/01/2025                1,998,843


35  |  ROCHESTER FUND MUNICIPALS


STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
New York Continued

$ 1,285,200   Westchester County IDA (Clearview School)                          9.375%          01/01/2021           $    1,374,946
------------------------------------------------------------------------------------------------------------------------------------
  2,220,000   Westchester County IDA (JBFS)                                      6.750           12/15/2012                2,232,854
------------------------------------------------------------------------------------------------------------------------------------
  1,560,000   Westchester County IDA (JDAM)                                      6.750           04/01/2016                1,527,848
------------------------------------------------------------------------------------------------------------------------------------
  3,250,000   Westchester County IDA (Lawrence Hospital)                         5.000           01/01/2028                2,541,468
------------------------------------------------------------------------------------------------------------------------------------
    800,000   Westchester County IDA (Lawrence Hospital)                         5.125           01/01/2018                  680,432
------------------------------------------------------------------------------------------------------------------------------------
  1,750,000   Westchester County IDA (Rippowam-Cisqua School)                    5.750           06/01/2029                1,654,695
------------------------------------------------------------------------------------------------------------------------------------
     65,000   Westchester County IDA (Westchester Airport)                       5.950           08/01/2024                   63,096
------------------------------------------------------------------------------------------------------------------------------------
 24,110,000   Westchester County Tobacco Asset Securitization Corp.              0.000           07/15/2029               21,054,058
------------------------------------------------------------------------------------------------------------------------------------
 76,275,000   Westchester County Tobacco Asset Securitization Corp.              0.000           07/15/2039               41,505,804
------------------------------------------------------------------------------------------------------------------------------------
  1,815,000   Yates County IDA (Keuka College)                                   8.750           08/01/2015                1,997,516
------------------------------------------------------------------------------------------------------------------------------------
    975,000   Yates County IDA (Keuka College)                                   9.000           08/01/2011                1,026,266
------------------------------------------------------------------------------------------------------------------------------------
  3,825,000   Yates County IDA (SSMH)                                            5.650           02/01/2039                3,632,679
------------------------------------------------------------------------------------------------------------------------------------
  4,685,000   Yonkers IDA (Hudson Scenic Studio)                                 6.625           11/01/2019                4,288,274
------------------------------------------------------------------------------------------------------------------------------------
  1,590,000   Yonkers IDA (Philipsburgh Hall)                                    7.500           11/01/2030                1,592,290
------------------------------------------------------------------------------------------------------------------------------------
    720,000   Yonkers IDA (St. Joseph's Hospital)                                7.500           12/30/2003                  727,517
------------------------------------------------------------------------------------------------------------------------------------
  3,270,000   Yonkers IDA (St. Joseph's Hospital)                                8.500           12/30/2013                3,465,873
------------------------------------------------------------------------------------------------------------------------------------
  2,200,000   Yonkers IDA (St. Joseph's Hospital), Series 98-A                   6.150           03/01/2015                1,936,176
------------------------------------------------------------------------------------------------------------------------------------
  2,100,000   Yonkers IDA (St. Joseph's Hospital), Series 98-B                   6.150           03/01/2015                1,848,168
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000   Yonkers IDA (St. Joseph's Hospital), Series 98-C                   6.200           03/01/2020                  864,520
------------------------------------------------------------------------------------------------------------------------------------
    250,000   Yonkers IDA (Westchester School)                                   7.375           12/30/2003                  252,905
------------------------------------------------------------------------------------------------------------------------------------
  3,375,000   Yonkers IDA (Westchester School)                                   8.750           12/30/2023                3,618,068
------------------------------------------------------------------------------------------------------------------------------------
    800,000   Yonkers Parking Authority                                          6.000           06/15/2018                  763,232
------------------------------------------------------------------------------------------------------------------------------------
  1,215,000   Yonkers Parking Authority                                          6.000           06/15/2024                1,135,405
------------------------------------------------------------------------------------------------------------------------------------
    655,000   Yonkers Parking Authority                                          7.750           12/01/2004                  668,270
                                                                                                                      --------------
                                                                                                                       3,808,991,777
====================================================================================================================================
U.S. Possessions--9.5%

    400,000   American Samoa Power Authority                                     6.800           09/01/2000                  401,012
------------------------------------------------------------------------------------------------------------------------------------
    400,000   American Samoa Power Authority                                     6.850           09/01/2001                  407,088
------------------------------------------------------------------------------------------------------------------------------------
    400,000   American Samoa Power Authority                                     6.900           09/01/2002                  411,916
------------------------------------------------------------------------------------------------------------------------------------
    500,000   American Samoa Power Authority                                     6.950           09/01/2003                  520,285
------------------------------------------------------------------------------------------------------------------------------------
    500,000   American Samoa Power Authority                                     7.000           09/01/2004                  525,560
------------------------------------------------------------------------------------------------------------------------------------
    800,000   American Samoa Power Authority                                     7.100           09/01/2001                  815,864
------------------------------------------------------------------------------------------------------------------------------------
    800,000   American Samoa Power Authority                                     7.200           09/01/2002                  828,544
------------------------------------------------------------------------------------------------------------------------------------
  4,225,000   Guam Airport Authority, Series A                                   6.500           10/01/2023                4,275,869
------------------------------------------------------------------------------------------------------------------------------------
  3,675,000   Guam Airport Authority, Series B                                   6.600           10/01/2010                3,823,066
------------------------------------------------------------------------------------------------------------------------------------
 60,730,000   Guam Airport Authority, Series B                                   6.700           10/01/2023               61,704,717
------------------------------------------------------------------------------------------------------------------------------------
  2,995,000   Guam EDA (Harmon Village Apartments)(a,b,d)                        9.375           11/01/2018                1,791,010
------------------------------------------------------------------------------------------------------------------------------------
  2,530,000   Guam EDA (Royal Socio Apartments)                                  9.500           11/01/2018                2,544,598
------------------------------------------------------------------------------------------------------------------------------------
  7,000,000   Guam GO, Series A                                                  5.400           11/15/2018                6,206,550
------------------------------------------------------------------------------------------------------------------------------------
    651,926   Puerto Rico Dept. of Corrections Equipment Lease(a)                8.000           04/17/2003                  651,210
------------------------------------------------------------------------------------------------------------------------------------
 17,800,000   Puerto Rico Electric Power Authority LEVRRS                        7.510(f)        07/01/2023(p)            19,135,000
------------------------------------------------------------------------------------------------------------------------------------
  2,379,574   Puerto Rico Family Dept. Furniture Lease(a)                       12.725           08/12/2003                2,562,398
------------------------------------------------------------------------------------------------------------------------------------
    744,290   Puerto Rico Family Dept. Furniture Lease(a)                        8.000           08/18/2003                  745,988
------------------------------------------------------------------------------------------------------------------------------------
     30,000   Puerto Rico GO                                                     5.875           07/01/2018(p)                31,325


36  |  ROCHESTER FUND MUNICIPALS


  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
U.S. Possessions Continued

$ 1,600,000   Puerto Rico GO RITES(a)                                            7.104%(f)       07/01/2022              $ 1,638,000
------------------------------------------------------------------------------------------------------------------------------------
 40,250,000   Puerto Rico GO YCN                                                 7.359(f)        07/01/2020               40,753,125
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000   Puerto Rico GO YCN(a)                                              7.845(f)        07/01/2015(p)             1,087,410
------------------------------------------------------------------------------------------------------------------------------------
  4,346,786   Puerto Rico Health Dept. Computer Lease(a,d)                       7.438           03/26/2003                4,312,013
------------------------------------------------------------------------------------------------------------------------------------
    785,000   Puerto Rico HFA (Affordable Hsg.)                                  6.250           04/01/2029                  785,714
------------------------------------------------------------------------------------------------------------------------------------
     10,000   Puerto Rico HFC                                                    7.300           10/01/2006                   10,217
------------------------------------------------------------------------------------------------------------------------------------
    205,000   Puerto Rico HFC                                                    7.500           10/01/2015                  209,477
------------------------------------------------------------------------------------------------------------------------------------
  5,040,000   Puerto Rico HFC                                                    7.500           04/01/2022                5,150,376
------------------------------------------------------------------------------------------------------------------------------------
     15,000   Puerto Rico HFC                                                    7.650           10/15/2022                   15,342
------------------------------------------------------------------------------------------------------------------------------------
    185,000   Puerto Rico IMEPCF (Instituto Medico)                              9.500           04/01/2003                  186,941
------------------------------------------------------------------------------------------------------------------------------------
    434,130   Puerto Rico Industrial Commission Computer Lease(a)                8.000           03/26/2003                  434,287
------------------------------------------------------------------------------------------------------------------------------------
  1,215,000   Puerto Rico Infrastructure                                         7.500           07/01/2009                1,217,697
------------------------------------------------------------------------------------------------------------------------------------
    660,000   Puerto Rico Infrastructure                                         7.750           07/01/2008                  661,597
------------------------------------------------------------------------------------------------------------------------------------
    165,000   Puerto Rico Infrastructure                                         7.900           07/01/2007                  168,333
------------------------------------------------------------------------------------------------------------------------------------
 40,800,000   Puerto Rico ITEMECF (AES Puerto Rico)                              6.625           06/01/2026               41,638,848
------------------------------------------------------------------------------------------------------------------------------------
  2,500,000   Puerto Rico ITEMECF (Ana G. Mendez University)                     5.375           02/01/2029                2,196,600
------------------------------------------------------------------------------------------------------------------------------------
    485,000   Puerto Rico ITEMECF (Mennonite General Hospital)                   5.625           07/01/2017                  405,979
------------------------------------------------------------------------------------------------------------------------------------
    985,000   Puerto Rico ITEMECF (Mennonite General Hospital)                   5.625           07/01/2027                  771,068
------------------------------------------------------------------------------------------------------------------------------------
 12,205,000   Puerto Rico ITEMECF (Mennonite General Hospital)                   6.500           07/01/2026               10,861,840
------------------------------------------------------------------------------------------------------------------------------------
      5,000   Puerto Rico ITEMECF (Polytech University)                          5.700           08/01/2013                    4,898
------------------------------------------------------------------------------------------------------------------------------------
    955,000   Puerto Rico ITEMECF (Polytech University)                          6.500           08/01/2024                  964,225
------------------------------------------------------------------------------------------------------------------------------------
    750,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                      6.400           05/01/2009                  753,713
------------------------------------------------------------------------------------------------------------------------------------
  2,150,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                      6.600           05/01/2014                2,065,118
------------------------------------------------------------------------------------------------------------------------------------
  5,250,000   Puerto Rico ITEMECF (Ryder Memorial Hospital)                      6.700           05/01/2024                4,943,768
------------------------------------------------------------------------------------------------------------------------------------
  7,000,000   Puerto Rico ITEMECF
              (San Lucas & Cristo Redentor Hospitals)                            5.750           06/01/2029                5,827,010
------------------------------------------------------------------------------------------------------------------------------------
    133,890   Puerto Rico Medical Services Equipment Lease(a)                    7.300           02/27/2003                  132,867
------------------------------------------------------------------------------------------------------------------------------------
    516,519   Puerto Rico Medical Services Ventilator Lease(a)                   7.500           04/01/2003                  514,133
------------------------------------------------------------------------------------------------------------------------------------
     15,000   Puerto Rico Port Authority                                         7.300           07/01/2007                   15,300
------------------------------------------------------------------------------------------------------------------------------------
 29,925,000   Puerto Rico Port Authority (American Airlines)                     6.250           06/01/2026               29,210,990
------------------------------------------------------------------------------------------------------------------------------------
 12,370,000   Puerto Rico Port Authority (American Airlines)                     6.300           06/01/2023               12,163,174
------------------------------------------------------------------------------------------------------------------------------------
 12,469,434   Puerto Rico Public Buildings Authority Computer Lease(a)           6.528           05/01/2004               12,239,997
------------------------------------------------------------------------------------------------------------------------------------
    702,999   Puerto Rico Rio Grande Computer Lease(a)                           8.000           09/02/2003                  701,580
------------------------------------------------------------------------------------------------------------------------------------
  2,007,313   Puerto Rico Rio Grande Equipment Lease(a,d)                        8.800           10/13/2003                2,078,151
------------------------------------------------------------------------------------------------------------------------------------
    111,560   Puerto Rico Rio Grande Vehicle Lease(a)                            9.000           01/23/2003                  111,333
------------------------------------------------------------------------------------------------------------------------------------
    503,487   Puerto Rico San Sebastian Garage Lease(a)                         10.000           09/16/2005                  531,567
------------------------------------------------------------------------------------------------------------------------------------
    276,228   Puerto Rico State Courts Vehicle Lease(a)                          8.000           03/26/2003                  278,004
------------------------------------------------------------------------------------------------------------------------------------
 16,550,000   Puerto Rico Telephone Authority RIBS(a)                            6.715(f)        01/16/2015(p)            17,522,313
------------------------------------------------------------------------------------------------------------------------------------
 15,000,000   Puerto Rico Telephone Authority RIBS(a)                            7.399(f)        01/01/2022               16,081,050
------------------------------------------------------------------------------------------------------------------------------------
  2,000,000   University of V.I.                                                 6.250           12/01/2029                2,031,700
------------------------------------------------------------------------------------------------------------------------------------
  1,205,000   University of V.I.                                                 7.250           10/01/2004                1,326,223
------------------------------------------------------------------------------------------------------------------------------------
  3,570,000   University of V.I.                                                 7.700           10/01/2019(p)             4,058,233
------------------------------------------------------------------------------------------------------------------------------------
  5,175,000   University of V.I.                                                 7.750           10/01/2024(p)             5,892,617
------------------------------------------------------------------------------------------------------------------------------------
    298,000   V.I. GO (Hugo Insurance Claims Program)                            7.750           10/01/2006(p)               313,350
------------------------------------------------------------------------------------------------------------------------------------
     60,000   V.I. HFA                                                           6.450           03/01/2016                   60,868


37  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
  Principal                                                                                                             Market Value
     Amount                                                                     Coupon             Maturity               See Note 1
====================================================================================================================================
U.S. Possessions Continued

$10,000,000   V.I. Public Finance Authority                                      5.500%          10/01/2015           $    9,282,200
------------------------------------------------------------------------------------------------------------------------------------
  3,750,000   V.I. Public Finance Authority                                      5.500           10/01/2022                3,403,575
------------------------------------------------------------------------------------------------------------------------------------
  7,500,000   V.I. Public Finance Authority                                      5.625           10/01/2025                6,841,425
------------------------------------------------------------------------------------------------------------------------------------
  7,750,000   V.I. Public Finance Authority                                      5.875           10/01/2018                7,177,275
------------------------------------------------------------------------------------------------------------------------------------
  3,005,000   V.I. Public Finance Authority                                      6.000           10/01/2022                2,790,894
------------------------------------------------------------------------------------------------------------------------------------
  8,400,000   V.I. Public Finance Authority                                      6.125           10/01/2029                8,460,144
------------------------------------------------------------------------------------------------------------------------------------
  8,250,000   V.I. Public Finance Authority                                      6.500           10/01/2024                8,370,615
------------------------------------------------------------------------------------------------------------------------------------
  1,135,000   V.I. Public Finance Authority                                      7.125           10/01/2004(p)             1,193,872
------------------------------------------------------------------------------------------------------------------------------------
 12,375,000   V.I. Public Finance Authority Computer Lease(a)                    6.250           01/01/2005               11,971,823
------------------------------------------------------------------------------------------------------------------------------------
     75,000   V.I. Water & Power Authority                                       5.300           07/01/2018                   66,572
------------------------------------------------------------------------------------------------------------------------------------
  2,515,000   V.I. Water & Power Authority                                       5.300           07/01/2021                2,201,254
------------------------------------------------------------------------------------------------------------------------------------
  2,500,000   V.I. Water & Power Authority                                       5.500           07/01/2017                2,250,950
                                                                                                                      --------------
                                                                                                                         403,719,645
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $4,343,790,719)--99.1%                                                               4,212,711,422
------------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities--0.9%                                                                                     38,634,484
                                                                                                                      --------------
Net Assets--100.0%                                                                                                    $4,251,345,906
                                                                                                                      ==============



Footnotes to Statement of Investments

a.   Illiquid security--See Note 5 of Notes to Financial Statements.
b.   Non-income accruing security.
d.   Issuer is in default.
f. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $885,742,924, or 20.52% of the Fund's total assets as of June 30, 2000.
p.   This issue has been prerefunded to an earlier date.
v. Represents the current interest rate for a variable or increasing rate security.
w. When-issued security or forward purchase commitment to be delivered and settled after June 30, 2000.

See accompanying Notes to Financial Statements.


38  |  ROCHESTER FUND MUNICIPALS

FOOTNOTES TO STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

================================================================================
Portfolio  Abbreviations June 30,  2000 /  Unaudited

To simplify the listing of securities in the Statement of Investments, abbreviations are used per the table below:

ACDS      Association for Children with                     LEVRRS    Leveraged Reverse Rate Security
          Down Syndrome                                     LGAC      Local Government Assistance Corporation
ACLDD     Adults and Children with Learning and             LGSC      Local Government Services Corporation
          Developmental Disabilities                        LIHIA     Long Island Head Injury Association
ADD       Aid to the Developmentally Disabled               LILCO     Long Island Lighting Corporation
ALIA      Alliance of Long Island Agencies                  LRRHCF    Loretto Rest Residential Health Care Facility
ARC       Association of Retarded Citizens                  LSSUNY    Lutheran Social Services of Upstate
ASMF      Amsterdam Sludge Management Facility                        New York
BAN       Bond Anticipation Notes                           LVH       Little Village House
BID       Business Improvement District                     MCH       Maryhaven Center of Hope
BOCES     Board of Cooperative Educational Services         MTA       Metropolitan Transportation Authority
CAB       Capital Appreciation Bond                         NH&HC     Nursing Home and Health Care
CARS      Complimentary Auction Rate Security               NIMO      Niagara Mohawk Power Corporation
CCSSVD    Central Council of the Society of                 NJ        New Jersey
          St. Vincent dePaul                                NSCFGA    North Shore Child and Family
CDC       Community Development Corporation                           Guidance Association
CNGCS     Central Nassau Guidance and                       NY        New York
          Counseling Services                               NYC       New York City
Con Ed    Consolidated Edison Company                       NYS       New York State
COP       Certificates of Participation                     NYSEG     New York State Electric and Gas
CPCLI     Community Programs Center of Long Island          NYU       New York University
CSD       Central School District                           OBPWC     Ocean Bay Park Water Corporation
CSMR      Community Services for the                        PRFF      Puerto Rican Family Foundation
          Mentally Retarded                                 Res Rec   Resource Recovery Facility
DA        Dormitory Authority                               RG&E      Rochester Gas and Electric
DDI       Developmental Disabilities Institute              RIBS      Residual Interest Bonds
DIAMONDS  Direct Investment of Accrued Municipals           RIT       Rochester Institute of Technology
EDA       Economic Development Authority                    RITES     Residual Interest Tax Exempt Security
EFC       Environmental Facilities Corporation              SCHC      Senior Citizen Housing Corporation
EHC       Elderly Housing Corporation                       SCSB      Schuyler Community Services Board
EHL       Engine Hook and Ladder                            SLCD      School for Language and
ERDA      Energy Research and Development Authority                   Communication Development
FREE      Family Residences and Essential Enterprises       SLRHF     St. Luke Residential Healthcare Facility
GJSR      Gurwin Jewish Senior Residences                   SONYMA    State of New York Mortgage Agency
GO        General Obligation                                SSMH      Soldiers and Sailors Memorial Hospital
HDC       Housing Development Corporation                   SUNY      State University of New York
HELP      Homeless Economic Loan Program                    SWMA      Solid Waste Management Authority
HFA       Housing Finance Agency                            TFA       Transitional Finance Authority
HFC       Housing Finance Corporation                       TFABs     Tobacco Flexible Amortization Bonds
IDA       Industrial Development Agency                     UCPAGS    United Cerebral Palsy Association of
IGHL      Independent Group Home for Living                           Greater Suffolk
IMEPCF    Industrial, Medical and Environmental             UCP/HCA   United Cerebral Palsy and Handicapped
          Pollution Control Facilities                                Children's Association
INFLOS    Inverse Floating Rate Securities                  UDC       Urban Development Corporation
IRS       Inverse Rate Security                             UFA       Utica Free Academy
ITEMECF   Industrial, Tourist, Educational, Medical and     V.I.      United States Virgin Islands
          Environmental Community Facilities                WORCA     Working Organization for Retarded
IVRC      Inverse Variable Rate Certificate                           Children and Adults
JBFS      Jewish Board of Family Services                   WWH       Wyandach/Wheatley Heights
JCC       Jewish Community Center                           YCN       Yield Curve Note
JDAM      Julia Dyckman Angus Memorial                      YCR       Yield Curve Receipt
JFK       John Fitzgerald Kennedy                           YMCA      Young Men's Christian Association
L.I.      Long Island


39  |  ROCHESTER FUND MUNICIPALS

FOOTNOTES TO STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

================================================================================
Industry Concentrations June 30, 2000 / Unaudited

Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

Industry                                              Market Value          Percent
------------------------------------------------------------------------------------
Hospital/Healthcare                                 $  687,924,777             16.3%
Special Assessment                                     381,891,234              9.1
Electric Utilities                                     375,352,717              8.9
Multifamily Housing                                    357,448,678              8.5
Marine/Aviation Facilities                             265,618,984              6.3
Municipal Leases                                       262,326,918              6.2
Adult Living Facilities                                243,615,466              5.8
Manufacturing, Non-Durable Goods                       222,215,715              5.3
Single Family Housing                                  199,712,411              4.7
General Obligation                                     190,798,500              4.5
Nonprofit Organization                                 190,655,332              4.5
Manufacturing, Durable Goods                           156,117,727              3.7
Resource Recovery                                      153,246,632              3.6
Higher Education                                       126,069,156              3.0
Water Utilities                                         91,790,881              2.2
Education                                               90,766,264              2.2
Sales Tax Revenue                                       59,932,427              1.4
Highways/Railways                                       50,007,478              1.2
Other                                                  107,220,125              2.6
                                                    --------------------------------
                                                    $4,212,711,422            100.0%
                                                    ================================


================================================================================
Summary of Ratings  June 30, 2000 / Unaudited

Distribution of investments by rating category, as a percentage of total investments at value, is as follows:

Rating                   Percent
---------------------------------
AAA                         19.3%
AA                          14.2
A                           20.3
BBB                         23.3
BB                           1.6
B                            0.7
CCC                          0.0
CC                           0.0
C                            0.0
Not Rated                   20.6
                           ------
                           100.0%
                           ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

40  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
-------------------------------------------------------------------------------

June 30, 2000
==================================================================================================
Assets

Investments, at value (cost $4,343,790,719)--see accompanying statement             $4,212,711,422
--------------------------------------------------------------------------------------------------
Cash                                                                                     6,578,563
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                73,017,328
Investments sold                                                                        15,078,569
Shares of beneficial interest sold                                                       8,424,266
Other                                                                                       41,073
                                                                                    --------------
Total assets                                                                         4,315,851,221

==================================================================================================
Liabilities

Payables and other liabilities:
Note payable to bank (interest rate 7.875% at 6/30/00)                                  50,300,000
Shares of beneficial interest redeemed                                                   5,829,174
Dividends                                                                                3,763,526
Investments purchased                                                                    3,072,425
Trustees' compensation                                                                   1,169,149
Other                                                                                      371,041
                                                                                    --------------
Total liabilities                                                                       64,505,315

==================================================================================================
Net Assets                                                                          $4,251,345,906
                                                                                    ==============
==================================================================================================
Composition of Net Assets

Paid-in capital                                                                     $4,521,486,645
--------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                                      (3,293,143)
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                              (135,768,299)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                            (131,079,297)
                                                                                    --------------
Net Assets                                                                          $4,251,345,906
                                                                                    ==============
==================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$3,318,074,153 and 194,822,004 shares of beneficial interest outstanding)                   $17.03
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                 $17.88
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $702,561,195
and 41,272,828 shares of beneficial interest outstanding)                                   $17.02
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $220,385,141
and 12,950,998 shares of beneficial interest outstanding)                                   $17.02
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $10,325,417 and 606,310 shares of beneficial interest outstanding)            $17.03

See accompanying Notes to Financial Statements.


41  |  ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS  Unaudited
-------------------------------------------------------------------------------

For the Six Months Ended June 30, 2000
====================================================================================
Investment Income

Interest                                                                $143,688,790

====================================================================================
Expenses

Management fees                                                            9,676,646
------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    2,386,312
Class B                                                                    3,346,357
Class C                                                                    1,068,264
------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      981,664
Class B                                                                      247,669
Class C                                                                       64,522
Class Y                                                                          206
------------------------------------------------------------------------------------
Interest                                                                     721,887
------------------------------------------------------------------------------------
Accounting service fees                                                      621,411
------------------------------------------------------------------------------------
Trustees' compensation                                                       227,939
------------------------------------------------------------------------------------
Custodian fees and expenses                                                  222,288
------------------------------------------------------------------------------------
Other                                                                        419,059
                                                                        ------------
Total expenses                                                            19,984,224
Less expenses paid indirectly                                               (100,219)
                                                                        ------------
Net expenses                                                              19,884,005

====================================================================================
Net Investment Income                                                    123,804,785

====================================================================================
Realized and Unrealized Gain (Loss)

Net realized loss on investments                                         (24,802,457)

------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments      93,371,662
                                                                        ------------
Net realized and unrealized gain                                          68,569,205

====================================================================================
Net Increase in Net Assets Resulting from Operations                    $192,373,990
                                                                        ============

See accompanying Notes to Financial Statements.


42  |  ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                       Six Months               Year
                                                                                            Ended              Ended
                                                                                    June 30, 2000       December 31,
                                                                                      (Unaudited)               1999
====================================================================================================================
Operations

Net investment income                                                              $  123,804,785     $  247,716,169
--------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                     (24,802,457)       (41,602,735)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                  93,371,662       (471,101,165)
                                                                                   ---------------------------------
Net increase (decrease) in net assets resulting from operations                       192,373,990       (264,987,731)

====================================================================================================================
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                                              (104,400,435)      (204,429,524)
Class B                                                                               (18,577,070)       (30,543,603)
Class C                                                                                (5,956,040)       (10,772,109)
Class Y                                                                                  (108,945)                --

====================================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                               (19,814,482)       261,241,800
Class B                                                                                18,929,236        255,736,157
Class C                                                                                (2,564,007)        72,307,141
Class Y                                                                                10,234,516                 --

====================================================================================================================
Net Assets

Total increase                                                                         70,116,763         78,552,131
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 4,181,229,143      4,102,677,012
                                                                                   ---------------------------------
End of period (including excess of distributions over net investment income of $3,293,143 and undistributed net investment income
of $1,944,562, respectively)                                                       $4,251,345,906     $4,181,229,143
                                                                                   =================================

See accompanying Notes to Financial Statements.


43  |  ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                           Six Months                                                                     Year
                                                Ended                                                                    Ended
                                        June 30, 2000                                                                 Dec. 31,
Class A                                   (Unaudited)          1999          1998         1997         1996(1)            1995
==============================================================================================================================
Per Share Operating Data

Net asset value, beginning of period           $16.78        $18.81        $18.67       $18.00          $18.18          $16.31
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                             .50          1.04          1.04         1.10(2)         1.10(2)         1.10(2)
Net realized and unrealized gain (loss)           .27         (2.03)          .15          .67            (.18)           1.86
                                               -------------------------------------------------------------------------------
Total income (loss) from investment
operations                                        .77          (.99)         1.19         1.77             .92            2.96
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income             (.52)        (1.04)        (1.04)       (1.10)          (1.10)          (1.09)
Undistributed net investment
income--prior year                                 --            --          (.01)          --              --              --
                                               -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (.52)        (1.04)        (1.05)       (1.10)          (1.10)          (1.09)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.03        $16.78        $18.81       $18.67          $18.00          $18.18
                                               ===============================================================================

==============================================================================================================================
Total Return, at Net Asset Value(3)              4.78%        (5.51)%        6.52%       10.20%           5.37%          18.58%

==============================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in millions)        $3,318        $3,288        $3,435       $2,848          $2,308          $2,145
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)               $3,264        $3,559        $3,161       $2,539          $2,191          $2,005
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                            6.14%         5.78%         5.50%        5.96%           6.20%           6.25%
Expenses                                         0.78%         0.77%         0.78%(5)     0.76%           0.82%           0.82%
Expenses, net of indirect expenses
and interest(6)                                  0.74%         0.73%         0.75%        0.74%           0.77%           0.78%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            10%           30%           25%           5%             13%             15%


1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.


44  |  ROCHESTER FUND MUNICIPALS

                                                Six Months                                 Year
                                                     Ended                                Ended
                                             June 30, 2000                             Dec. 31,
Class B                                        (Unaudited)        1999        1998      1997(7)
===============================================================================================
Per Share Operating Data

Net asset value, beginning of period                $16.77      $18.79      $18.65       $17.89
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .43         .89         .89          .74(2)
Net realized and unrealized gain (loss)                .27       (2.03)        .14          .76
                                                    -------------------------------------------
Total income (loss) from investment operations         .70       (1.14)       1.03         1.50
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.45)       (.88)       (.89)        (.74)
Undistributed net investment income--prior year         --          --          --           --
                                                    -------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.45)       (.88)       (.89)        (.74)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.02      $16.77      $18.79       $18.65
                                                    ===========================================

===============================================================================================
Total Return, at Net Asset Value(3)                   4.33%      (6.27)%      5.61%        8.74%

===============================================================================================
Ratios/Supplemental Data

Net assets, end of period (in millions)               $703        $673        $494         $172
-----------------------------------------------------------------------------------------------
Average net assets (in millions)                      $673        $635        $329          $76
-----------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                 5.27%       4.91%       4.57%        4.91%
Expenses                                              1.64%       1.64%       1.64%(5)     1.59%
Expenses, net of indirect expenses and interest(6)    1.60%       1.59%       1.61%        1.58%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                 10%         30%         25%           5%


1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
7. For the period from March 17, 1997 (inception of offering) to December 31, 1997.

See accompanying Notes to Financial Statements.


45  |  ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
-------------------------------------------------------------------------------

                                                Six Months                                 Year
                                                     Ended                                Ended
                                             June 30, 2000                             Dec. 31,
Class C                                        (Unaudited)        1999        1998      1997(7)
===============================================================================================
Per Share Operating Data

Net asset value, beginning of period                $16.76      $18.79      $18.66       $17.89
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .43         .89         .89          .74(2)
Net realized and unrealized gain (loss)                .28       (2.04)        .13          .77
                                                    -------------------------------------------
Total income (loss) from investment operations         .71       (1.15)       1.02         1.51
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.45)       (.88)       (.89)        (.74)
Undistributed net investment income--prior year         --          --          --           --
                                                    -------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.45)       (.88)       (.89)        (.74)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $17.02      $16.76      $18.79       $18.66
                                                    ===========================================

===============================================================================================
Total Return, at Net Asset Value(3)                   4.40%      (6.32)%      5.56%        8.80%

===============================================================================================
Ratios/Supplemental Data

Net assets, end of period (in millions)               $220        $220        $174          $49
-----------------------------------------------------------------------------------------------
Average net assets (in millions)                      $215        $221        $111          $21
-----------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                 5.29%       4.92%       4.57%        4.92%
Expenses                                              1.63%       1.63%       1.63%(5)     1.58%
Expenses, net of indirect expenses and interest(6)    1.59%       1.58%       1.59%        1.56%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                 10%         30%         25%           5%


1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
7. For the period from March 17, 1997 (inception of offering) to December 31, 1997.

See accompanying Notes to Financial Statements.


46  |  ROCHESTER FUND MUNICIPALS

                                                    Period Ended
                                                   June 30, 2000
Class Y                                           (Unaudited)(8)
================================================================
Per Share Operating Data

Net asset value, beginning of period                      $16.88
----------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .15
Net realized and unrealized gain (loss)                      .16
                                                          ------
Total income (loss) from investment operations               .31
----------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.16)
Undistributed net investment income--prior year               --
                                                          ------
Total dividends and/or distributions to shareholders        (.16)
----------------------------------------------------------------
Net asset value, end of period                            $17.03
                                                          ======

================================================================
Total Return, at Net Asset Value(3)                         1.97%

================================================================
Ratios/Supplemental Data

Net assets, end of period (in millions)                      $10
----------------------------------------------------------------
Average net assets (in millions)                             $10
----------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                       6.17%
Expenses                                                    0.56%
Expenses, net of indirect expenses and interest(6)          0.54%
----------------------------------------------------------------
Portfolio turnover rate                                       10%


1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.
7. For the period from March 17, 1997 (inception of offering) to December 31, 1997.
8. For the period from April 28, 2000 (inception of offering) to June 30, 2000.

See accompanying Notes to Financial Statements.


47  |  ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited
-------------------------------------------------------------------------------
================================================================================
1. Significant Accounting Policies
Rochester Fund Municipals (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders' capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a


48  |  ROCHESTER FUND MUNICIPALS
when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2000, the Fund had entered into outstanding net when-issued or forward commitments of $3,072,425.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2000, securities with an aggregate market value of $13,990,994, representing 0.33% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of December 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $110,651,000, which expires between 2000 and 2007.
--------------------------------------------------------------------------------
Trustees' Compensation. In June, 1998, the Fund adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2000, a provision of $176,608 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $687,542 as of June 30, 2000.
    In January, 1995, the then existing Board of Trustees of the Fund adopted an unfunded retirement plan for its independent trustees. The retirement plan, as amended and restated in October, 1995, provides that no independent trustee of the Fund who is elected after September, 1995 may be eligible to receive benefits thereunder. Upon retirement, eligible trustees receive annual payments based upon their years of service. In connection with the sale of certain assets of Rochester Capital Advisors, L.P. (the Fund's former investment advisor) to the Manager, all but one of the existing independent trustees retired effective January 4, 1996. During the six months ended June 30, 2000, payments of $33,750 were made to retired trustees. As of June 30, 2000, the Fund had recognized an accumulated liability of $472,266.


49  |  ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
================================================================================
1. Significant Accounting Policies Continued
Trustees' Compensation Continued
The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date. Original issue discount is accreted and premium is amortized in accordance with federal income tax requirements. For municipal bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


50  |  ROCHESTER FUND MUNICIPALS

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                        Six Months Ended June 30, 2000(1)      Year Ended December 31, 1999
                                  Shares           Amount           Shares           Amount
-------------------------------------------------------------------------------------------
Class A
Sold                          16,208,293    $ 271,475,337       44,147,686    $ 802,354,647
Dividends and/or
distributions reinvested       3,163,658       53,093,824        6,141,926      110,148,797
Redeemed                     (20,527,864)    (344,383,643)     (36,952,671)    (651,261,644)
                             --------------------------------------------------------------
Net increase (decrease)       (1,155,913)   $ (19,814,482)      13,336,941    $ 261,241,800
                             ==============================================================
-------------------------------------------------------------------------------------------
Class B
Sold                           5,088,994    $  85,379,599       18,541,189    $ 337,286,647
Dividends and/or
distributions reinvested         653,880       10,964,766        1,104,735       19,720,059
Redeemed                      (4,629,150)     (77,415,129)      (5,768,976)    (101,270,549)
                             --------------------------------------------------------------
Net increase                   1,113,724    $  18,929,236       13,876,948    $ 255,736,157
                             ==============================================================
-------------------------------------------------------------------------------------------
Class C
Sold                           1,858,568    $  31,155,731        7,558,824    $ 137,341,468
Dividends and/or
distributions reinvested         230,136        3,858,249          417,688        7,463,417
Redeemed                      (2,247,735)     (37,577,987)      (4,122,846)     (72,497,744)
                             --------------------------------------------------------------
Net increase (decrease)         (159,031)   $  (2,564,007)       3,853,666    $  72,307,141
                             ==============================================================
-------------------------------------------------------------------------------------------
Class Y
Sold                             606,310    $  10,234,516               --    $          --
Dividends and/or
distributions reinvested              --               --               --               --
Redeemed                              --               --               --               --
                             --------------------------------------------------------------
Net increase                     606,310    $  10,234,516               --    $          --
                             ==============================================================

1. For the six months ended June 30, 2000, for Class A, B and C shares and for the period from April 28, 2000 (inception of offering) to June 30, 2000, for Class Y shares.


================================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $412,872,656 and $567,582,267, respectively.


51  |  ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.54% of the first $100 million of average daily net assets, 0.52% on the next $150 million, 0.47% on the next $1.75 billion of average daily net assets, 0.46% on the next $3 billion, and 0.45% of average daily net assets over $5 billion. The Fund's management fee for the six months ended June 30, 2000, was an annualized rate of 0.47%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund, which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the six months ended June 30, 2000, the Fund paid $621,411 to the Manager for accounting and pricing services.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. The Fund pays OFS an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended June 30, 2000, the Fund paid OFS $1,294,061.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate          Class A    Commissions     Commissions     Commissions
                      Front-End        Front-End     on Class A      on Class B      on Class C
                  Sales Charges    Sales Charges         Shares          Shares          Shares
                     on Class A      Retained by    Advanced by     Advanced by     Advanced by
Six Months Ended         Shares      Distributor    Distributor(1)  Distributor(1)  Distributor(1)
--------------------------------------------------------------------------------------------------
June 30, 2000        $3,677,245         $570,538       $262,049      $3,011,065        $276,965


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


                            Class A            Class B             Class C
                         Contingent         Contingent          Contingent
                           Deferred           Deferred            Deferred
                      Sales Charges      Sales Charges       Sales Charges
                        Retained by        Retained by         Retained by
Six Months Ended        Distributor        Distributor         Distributor
--------------------------------------------------------------------------
June 30, 2000              $243,189         $1,698,233             $80,328


     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


52 |  ROCHESTER FUND MUNICIPALS

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. Currently, the Board of Trustees has limited the rate to 0.15% per year on Class A shares. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.15% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 2000, payments under the Class A Plan totaled $2,386,312, all of which were paid by the Distributor to recipients, and included $16,043 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 2000, were as follows:

                                                     Distributor's  Distributor's
                                                         Aggregate   Unreimbursed
                                                      Unreimbursed  Expenses as %
                    Total Payments  Amount Retained       Expenses  of Net Assets
                        Under Plan   by Distributor     Under Plan       of Class
----------------------------------------------------------------------------------
Class B Plan            $3,346,357       $2,918,088    $29,639,140           4.22%
Class C Plan             1,068,264          409,901      3,389,011           1.54


53  |  ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
-------------------------------------------------------------------------------
================================================================================
5. Illiquid Securities
As of June 30, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2000, was $419,505,247, which represents 9.87% of the Fund's net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit.

================================================================================
6. Bank Borrowings
The Fund may borrow up to 5% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
     The Fund had borrowings outstanding of $50,300,000 at June 30, 2000. For the six months ended June 30, 2000, the average monthly loan balance was $21,996,755 at an average interest rate of 6.631%. The maximum amount of borrowings outstanding at any month-end was $69,300,000.


54  |  ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS
-------------------------------------------------------------------------------

===============================================================================================
Officers and Trustees     Bridget A. Macaskill, Chairman of the Board of Trustees and President
                          John Cannon, Trustee
                          Paul Y. Clinton, Trustee
                          Thomas W. Courtney, Trustee
                          Robert G. Galli, Trustee
                          Lacy B. Herrmann, Trustee
                          George Loft, Trustee
                          Ronald H. Fielding, Vice President
                          Andrew J. Donohue, Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Adele A. Campbell, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary

===============================================================================================
Investment Advisor        OppenheimerFunds, Inc.

===============================================================================================
Distributor               OppenheimerFunds Distributor, Inc.

===============================================================================================
Transfer and Shareholder  OppenheimerFunds Services
Servicing Agent

===============================================================================================
Custodian of              Citibank, N.A.
Portfolio Securities

===============================================================================================
Independent Auditors      KPMG LLP

===============================================================================================
Legal Counsel             Mayer, Brown & Platt

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          This is a copy of a report to shareholders of Rochester Fund
                          Municipals. This report must be preceded or accompanied by a
                          Prospectus of Rochester Fund Municipals. For other material information concerning the Fund, see the Prospectus.

                          Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

                          Oppenheimer funds are distributed by OppenheimerFunds Distributor,
                          Inc., Two World Trade Center, New York, NY 10048-0203.


                          (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


55  |  ROCHESTER FUND MUNICIPALS

INFORMATION AND SERVICES
-------------------------------------------------------------------------------
As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.


Internet
24-hr access to account information and transactions(1)
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
General Information
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PhoneLink
24-hr automated information and automated transactions
1.800.533.3310
--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 9am-6:30pm ET
1.800.843.4461
--------------------------------------------------------------------------------
OppenheimerFunds Market Hotline
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104
--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
Ticker Symbols  Class A: RMUNX  Class B: RMUBX  Class C: RMUCX  Class Y: RMUYX

1. At times this website may be inaccessible or its transaction feature may be unavailable.

                                                       [LOGO]OppenheimerFunds(R)
                                                               Distributor, Inc.

RS0365.001.0600 August 30, 2000